UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (96.7%)
Consumer Discretionary (16.8%)
Aaron Rents, Inc.	199,492	4,219
* ACCO Brands Corp.	100	3
* Beacon Roofing Supply, Inc.	296,000	9,670
* Digital Theater Systems, Inc.	217,800	3,668
* Golf Galaxy, Inc.	254,500	4,057
* Guitar Center, Inc.	120,900	6,675
* Hibbett Sporting Goods, Inc.	360,600	8,023
* LIFE TIME FITNESS, Inc.	70,000	2,320
Lithia Motors, Inc.	150,800	4,370
* LKQ Corp.	41,500	1,253
* McCormick & Schmick’s Seafood Restaurants, Inc.	228,217	4,820
* O’Reilly Automotive, Inc.	164,100	4,624
Orient-Express Hotel, Ltd. - Class A	266,037	7,561
* Outdoor Channel Holdings, Inc.	248,000	3,660
* Pinnacle Entertainment, Inc.	394,900	7,239
* Ruth’s Chris Steak House, Inc.	13,310	245
Station Casinos, Inc.	66,650	4,423
* WMS Industries, Inc.	243,700	6,855

Total		83,685

Consumer Staples (3.1%)
* Peet’s Coffee & Tea, Inc.	142,700	4,369
* United Natural Foods, Inc.	316,900	11,206

Total		15,575

Energy (7.3%)
* FMC Technologies, Inc.	171,000	7,201
* Grant Prideco, Inc.	313,800	12,756
* Grey Wolf, Inc.	621,700	5,241
* James River Coal Co.	104,100	5,254
* National-Oilwell Varco, Inc.	86,750	5,708

Total		36,160

Financials (9.2%)
BankAtlantic Bancorp, Inc. - Class A	173,800	2,953
Boston Private Financial Holdings, Inc.	126,200	3,349
First Republic Bank	103,900	3,660
Greater Bay Bancorp	185,800	4,578
Greenhill & Co., Inc.	195,800	8,164
Investors Financial Services Corp.	50,430	1,659
Jackson Hewitt Tax Service, Inc.	107,400	2,568
* Nexity Financial Corp.	197,800	3,214
optionsXpress Holdings, Inc.	259,200	4,935
Placer Sierra Bancshares	120,900	3,321
* Portfolio Recovery Associates, Inc.	174,900	7,552

Total		45,953

Health Care (16.1%)
* Adams Respiratory Therapeutics, Inc.	140,000	4,521
* The Advisory Board Co.	128,800	6,703
* Horizon Health Corp.	273,100	7,420
* Kyphon, Inc.	145,400	6,389
LCA-Vision, Inc.	59,100	2,194
* Nabi Biopharmaceuticals	151,500	1,985
* Pediatrix Medical Group, Inc.	76,700	5,892
* Providence Service Corp.	229,986	7,035
* Psychiatric Solutions, Inc.	144,400	7,831
* Radiation Therapy Services, Inc.	205,500	6,547
* ResMed, Inc.	99,200	7,901
* Salix Pharmaceuticals, Ltd.	281,650	5,985
* Syneron Medical Ltd., ADR	197,100	7,202
* Ventana Medical Systems, Inc.	61,100	2,326

Total		79,931

Industrials (12.8%)
Brady Corp. - Class A	114,000	3,527
C.H. Robinson Worldwide, Inc.	156,950	10,064
The Corporate Executive Board Co.	82,000	6,394
* Corrections Corp. of America	153,550	6,096
Forward Air Corp.	247,150	9,105
* Hudson Highland Group, Inc.	259,000	6,467
Knight Transportation, Inc.	209,478	5,103
* Marlin Business Services, Inc.	297,520	6,855
MSC Industrial Direct Co., Inc. - Class A	167,900	5,569
Strayer Education, Inc.	50,200	4,745

Total		63,925

Information Technology (24.9%)
* Blackboard, Inc.	114,600	2,866
* Cogent, Inc.	33,100	786
* Cognizant Technology Solutions Corp. - Class A	160,300	7,468
* Cree, Inc.	99,500	2,489
* Digital River, Inc.	117,200	4,084
* Entegris, Inc.	707,000	7,989
* Essex Corp.	291,600	6,319
* Euronet Worldwide, Inc.	342,600	10,138
* Genesis Microchip, Inc.	397,000	8,714
* iPayment Holdings, Inc.	60,900	2,304
* Kanbay International, Inc.	380,100	7,146
* MKS Instruments, Inc.	381,750	6,578
* O2Micro International, Ltd.	574,000	9,035
* Plexus Corp.	324,400	5,544
* Sonic Solutions	280,600	6,033
* Tekelec	412,500	8,642
* Tessera Technologies, Inc.	206,900	6,188
* THQ, Inc.	379,950	8,101
* TNS, Inc.	47,900	1,162
* Unica Corp.	239,700	2,632
* Verint Systems, Inc.	182,800	7,484
* Westell Technologies, Inc. - Class A	504,600	1,837

Total		123,539

Materials (4.3%)
Airgas, Inc.	364,150	10,790
Silgan Holdings, Inc.	220,000	7,317
Steel Technologies, Inc.	126,600	3,283

Total		21,390

Telecommunication Services (2.1%)
* Alamosa Holdings, Inc.	263,000	4,500
* JAMDAT Mobile, Inc.	115,400	2,423
* UbiquiTel, Inc.	417,400	3,648

Total		10,571

Utilities (0.1%)
ITC Holdings Corp.	14,500	420

Total		420

Total Common Stocks (Cost: $388,799)		481,149

Money Market Investments (3.3%)
Federal Government & Agencies (0.9%)
(b) Federal National Mortgage Association, 3.58%, 12/28/05	4,500,000	4,459

Total		4,459

Finance Lessors (0.4%)
Thunder Bay Funding, Inc., 3.63%, 10/3/05	2,000,000	2,000

Total		2,000

Finance Services (1.0%)
(b) Preferred Receivable Funding, 3.75%, 10/18/05	5,000,000	4,991

Total		4,991

Short Term Business Credit (1.0%)
Sheffield Receivables, 3.70%, 10/11/05	5,000,000	4,995

Total		4,995

Total Money Market Investments (Cost: $16,446)		16,445

Total Investments (100.0%) (Cost $405,245)(a)		497,594

Other Assets, Less Liabilities (0.0%)		169

Total Net Assets (100.0%)		497,763

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $405,245 and the net unrealized appreciation of investments based on that cost was $92,349 which is comprised of $101,550 aggregate gross unrealized appreciation and $9,201 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long) (Total Notional Value at September 30, 2005, $7,826)	23	12/05	$(97)

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Small Cap Value Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (96.2%)
Consumer Discretionary (14.3%)
Aaron Rents, Inc.	138,500	2,929
Aaron Rents, Inc. - Class A	4,725	93
* Accuride Corp.	25,200	348
* AnnTaylor Stores Corp.	11,500	305
* Big Lots, Inc.	24,300	267
* Cablevision Systems Corp.	12,300	377
Centerplate, Inc.	33,000	391
* Cox Radio, Inc. - Class A	10,600	161
CSS Industries, Inc.	41,200	1,340
* Culp, Inc.	32,600	153
Dillard’s, Inc. - Class A	7,700	161
Dow Jones & Co., Inc.	10,900	416
* Entercom Communications Corp. - Class A	13,400	423
Family Dollar Stores, Inc.	20,200	401
Fred’s, Inc.	44,650	559
The Gap, Inc.	21,500	375
Hancock Fabrics, Inc.	59,000	397
Hasbro, Inc.	16,900	332
Haverty Furniture Companies, Inc.	94,200	1,152
Hearst-Argyle Television, Inc.	1,300	33
* IAC/InterActiveCorp	6,450	164
Journal Register Co.	64,000	1,036
* Kohl’s Corp.	1,300	65
* Lamar Advertising Co. - Class A	1,800	82
Mattel, Inc.	32,600	544
Matthews International Corp. - Class A	72,400	2,736
Meredith Corp.	7,900	394
The New York Times Co. - Class A	18,100	538
Newell Rubbermaid, Inc.	19,400	439
Outback Steakhouse, Inc.	12,000	439
Pearson PLC, ADR	30,000	352
RadioShack Corp.	16,300	404
* RARE Hospitality International, Inc.	76,950	1,978
Reuters Group PLC, ADR	5,300	210
Ruby Tuesday, Inc.	30,000	653
* Saga Communications, Inc. - Class A	80,600	1,072
* Scholastic Corp.	9,500	351
SCP Pool Corp.	63,225	2,208
Skyline Corp.	27,800	1,130
Stanley Furniture Co., Inc.	55,600	1,456
Stein Mart, Inc.	127,020	2,579
* TBC Corp.	75,400	2,601
The TJX Companies, Inc.	16,900	346
Tribune Co.	7,700	261
* TRW Automotive Holdings Corp.	1,600	47
* Univision Communications, Inc. - Class A	15,300	406
The Washington Post Co. - Class B	193	155
* Weight Watchers International, Inc.	4,200	217

Total		33,476

Consumer Staples (1.9%)
Alliance One International, Inc.	60,400	214
Campbell Soup Co.	19,600	583
Casey’s General Stores, Inc.	79,300	1,839
H.J. Heinz Co.	9,300	340
Nash Finch Co.	24,000	1,013
* Wild Oats Markets, Inc.	42,300	544

Total		4,533

Energy (10.4%)
* Atwood Oceanics, Inc.	19,100	1,608
CARBO Ceramics, Inc.	29,200	1,927
* Cimarex Energy Co.	21,949	995
* Cooper Cameron Corp.	10,300	761
Diamond Offshore Drilling, Inc.	13,400	821
* Forest Oil Corp.	57,150	2,978
* Grant Prideco, Inc.	14,800	602
* Hanover Compressor Co.	23,000	319
* Lone Star Technologies, Inc.	25,600	1,423
Murphy Oil Corp.	5,000	249
Penn Virginia Corp.	55,700	3,214
* TETRA Technologies, Inc.	93,025	2,904
* Todco - Class A	70,800	2,953
* W-H Energy Services, Inc.	39,100	1,268
* Whiting Petroleum Corp.	50,200	2,201

Total		24,223

Financials (20.8%)
Allied Capital Corp.	55,300	1,583
Amegy Bancorp., Inc.	10,000	226
American Capital Strategies, Ltd.	23,400	858
Aon Corp.	14,200	456
Apartment Investment & Management Co. - Class A	11,300	438
Axis Capital Holdings, Ltd.	16,800	479
Bedford Property Investors, Inc.	44,000	1,049
Boston Private Financial Holdings, Inc.	21,100	560
The Charles Schwab Corp.	34,700	501
Citizens Banking Corp.	4,000	114
* Columbia Equity Trust, Inc.	31,700	463
Commerce Bancshares, Inc.	3,011	155
East West Bancorp, Inc.	81,300	2,767
Equity Office Properties Trust	3,300	108
Federated Investors, Inc. - Class B	8,600	286
First Financial Fund, Inc.	69,000	1,337
First Horizon National Corp.	8,600	313
First Potomac Realty Trust	40,500	1,041
First Republic Bank	84,100	2,963
Genworth Financial, Inc.	15,600	503
Glenborough Realty Trust, Inc.	33,600	645
Huntington Bancshares, Inc.	18,800	422
Innkeepers USA Trust	49,200	760
Investors Financial Services Corp.	9,900	326
Janus Capital Group, Inc.	30,500	441
Jefferson-Pilot Corp.	10,800	553
Kilroy Realty Corp.	53,000	2,970
* LaBranche & Co., Inc.	14,900	129
Lasalle Hotel Properties	52,300	1,802
Lazard, Ltd. - Class A	10,600	268
* Markel Corp.	5,600	1,851
Marsh & McLennan Companies, Inc.	23,700	720
Max Re Capital, Ltd.	60,400	1,497
The Midland Co.	38,300	1,380
Netbank, Inc.	73,100	607
Northern Trust Corp.	8,800	445
Ohio Casualty Corp.	10,000	271
PNC Financial Services Group, Inc.	8,000	464
* ProAssurance Corp.	70,500	3,289
Radian Group, Inc.	1,700	90
Regions Financial Corp.	7,800	243
Scottish Re Group, Ltd.	26,700	637
The St. Paul Travelers Companies, Inc.	15,530	697
Strategic Hotel Capital, Inc.	65,400	1,194

* SVB Financial Group	64,700	3,147
Synovus Financial Corp.	17,800	493
Texas Regional Bancshares, Inc. - Class A	110,650	3,185
* Triad Guaranty, Inc.	40,200	1,577
UnumProvident Corp.	21,200	435
Valley National Bancorp	1,600	37
Washington Real Estate Investment Trust	39,600	1,232
Willis Group Holdings, Ltd.	7,200	270
XL Capital, Ltd. - Class A	5,600	381

Total		48,658

Health Care (4.9%)
Analogic Corp.	13,200	665
Arrow International, Inc.	35,430	999
Becton, Dickinson and Co.	1,600	84
* Cephalon, Inc.	5,600	260
* Chiron Corp.	16,400	715
* Diversa Corp.	91,500	530
* Exelixis, Inc.	80,800	620
Health Management Associates, Inc. - Class A	1,400	33
* HEALTHSOUTH Corp.	101,600	421
* Human Genome Sciences, Inc.	4,100	56
* Lexicon Genetics, Inc.	120,600	480
* Lincare Holdings, Inc.	11,100	456
* MedImmune, Inc.	21,700	730
* Myriad Genetics, Inc.	69,000	1,508
Owens & Minor, Inc.	81,400	2,389
* Tenet Healthcare Corp.	64,700	727
Universal Health Services, Inc. - Class B	9,600	457
Valeant Pharmaceuticals International	6,100	122
* Waters Corp.	2,500	104

Total		11,356

Industrials (19.4%)
* Allied Waste Industries, Inc.	53,300	450
Ameron International Corp.	22,700	1,053
C&D Technologies, Inc.	55,900	526
* Casella Waste Systems, Inc. - Class A	99,000	1,300
Cintas Corp.	6,800	279
Deere & Co.	3,800	233
* Dollar Thrifty Automotive Group, Inc.	51,000	1,717
EDO Corp.	29,500	886
* Electro Rent Corp.	86,300	1,086
ElkCorp	20,100	719
Equifax, Inc.	9,800	342
Franklin Electric Co., Inc.	60,900	2,521
* FTI Consulting, Inc.	54,200	1,369
G & K Services, Inc. - Class A	41,900	1,650
* Genesee & Wyoming, Inc.	49,200	1,560
* The Genlyte Group, Inc.	28,600	1,375
Herman Miller, Inc.	5,900	179
IDEX Corp.	50,800	2,162
* Insituform Technologies, Inc. - Class A	81,100	1,402
JLG Industries, Inc.	91,900	3,364
* Kirby Corp.	45,200	2,234
Laidlaw International, Inc.	21,700	524
Landstar System, Inc.	139,400	5,581
Macquarie Infrastructure Co. Trust	35,000	987
Manpower, Inc.	10,100	448
McGrath Rentcorp	81,900	2,320
Nordson Corp.	48,800	1,856
* Pike Electric Corp.	20,300	380
Raytheon Co.	10,500	399
Rockwell Collins, Inc.	4,100	198
The ServiceMaster Co.	7,400	100

Southwest Airlines Co.	44,900	667
Synagro Technologies, Inc.	57,900	272
Union Pacific Corp.	5,500	394
UTI Worldwide, Inc.	32,640	2,536
* Waste Connections, Inc.	35,000	1,228
Woodward Governor Co.	14,300	1,216

Total		45,513

Information Technology (9.3%)
* Andrew Corp.	15,900	177
* ATMI, Inc.	38,000	1,178
AVX Corp.	27,700	353
Belden CDT, Inc.	61,000	1,185
* The BISYS Group, Inc.	33,700	453
* BMC Software, Inc.	6,500	137
* Brooks Automation, Inc.	67,300	897
* Entegris, Inc.	122,598	1,385
Helix Technology Corp.	75,600	1,115
* Intuit, Inc.	11,600	520
* Jabil Circuit, Inc.	12,600	390
KLA-Tencor Corp.	4,400	215
Landauer, Inc.	20,400	1,000
* Littelfuse, Inc.	44,400	1,249
Methode Electronics, Inc. - Class A	48,200	555
Molex, Inc. - Class A	21,000	540
MoneyGram International, Inc.	19,948	433
* MPS Group, Inc.	153,700	1,813
* Novell, Inc.	21,700	162
* Novellus Systems, Inc.	20,200	507
* Packeteer, Inc.	100,800	1,265
* Progress Software Corp.	64,900	2,061
* SPSS, Inc.	58,325	1,400
Startek, Inc.	26,800	354
* Synopsys, Inc.	25,000	473
* Websense, Inc.	39,400	2,017

Total		21,834

Materials (10.4%)
Abitibi-Consolidated, Inc.	32,500	132
Airgas, Inc.	62,500	1,852
Alcan, Inc.	10,200	324
Anglo Platinum, Ltd.	7,000	413
AptarGroup, Inc.	40,750	2,030
Arch Chemicals, Inc.	47,000	1,093
Barrick Gold Corp.	10,300	299
Bowater, Inc.	10,100	286
Carpenter Technology Corp.	32,900	1,928
Chesapeake Corp.	20,100	370
Deltic Timber Corp.	35,400	1,630
Domtar, Inc.	70,500	453
Florida Rock Industries, Inc.	52,337	3,354
Gibraltar Industries, Inc.	74,000	1,692
Gold Fields, Ltd., ADR	16,100	234
International Paper Co.	16,800	501
MacDermid, Inc.	39,200	1,029
MeadWestvaco Corp.	8,200	226
* Meridian Gold, Inc.	75,600	1,656
Metal Management, Inc.	51,300	1,300
Myers Industries, Inc.	54,067	629
* Nalco Holding Co.	48,000	810
Potlatch Corp.	200	10
* Smurfit-Stone Container Corp.	7,500	78
* Symyx Technologies, Inc.	34,600	904
Wausau Paper Corp.	92,400	1,156

Total		24,389

Telecommunication Services (0.9%)
* Nextel Partners, Inc.	9,600	241
* Premiere Global Services, Inc.	58,700	480
* Qwest Communications International, Inc.	35,600	146
Telephone and Data Systems, Inc.	3,800	148
* Telephone and Data Systems, Inc. - Special Shares	2,200	83
Telus Corp.	5,400	220
* US Cellular Corp.	1,100	59
* Wireless Facilities, Inc.	139,900	811

Total		2,188

Utilities (3.9%)
Black Hills Corp.	42,000	1,821
Cleco Corp.	48,100	1,134
* CMS Energy Corp.	5,600	92
Duke Energy Corp.	12,600	368
* Dynegy, Inc. - Class A	69,600	328
* El Paso Electric Co.	56,700	1,182
FirstEnergy Corp.	1,800	94
NiSource, Inc.	32,900	798
* NRG Energy, Inc.	11,200	477
Otter Tail Corp.	21,900	678
Pinnacle West Capital Corp.	9,800	432
TECO Energy, Inc.	39,300	708
Vectren Corp.	33,400	947
Xcel Energy, Inc.	4,000	78

Total		9,137

Total Common Stocks (Cost: $168,931)		225,307

Convertible Corporate Debt (0.0%)
Utilities (0.0%)
Xcel Energy, Inc., 7.50%, 11/21/07	2,000	3

Total Convertible Corporate Debt (Cost: $3)		3

Preferred Stocks (0.1%)
Industrials (0.1%)
Allied Waste Industrial	600	153

Total Preferred Stocks (Cost: $150)		153

Money Market Investments (3.8%)
Other Holdings (3.8%)
(b) Reserve Investment Fund	8,782,199	8,782

Total Money Market Investments (Cost: $8,782)		8,782

Total Investments (100.1%) (Cost $177,866)(a)		234,245

Other Assets, Less Liabilities (-0.1%)		(232)

Total Net Assets (100.0%)		234,013

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $177,866 and the net unrealized appreciation of investments based on that cost was $56,379 which is comprised of $62,787 aggregate gross unrealized appreciation and $6,408 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (93.4%)
Consumer Discretionary (13.3%)
* The Cheesecake Factory, Inc.	384,000	11,996
Choice Hotels International, Inc.	191,600	12,385
* Education Management Corp.	503,700	16,239
Fortune Brands, Inc.	153,700	12,500
Garmin, Ltd.	177,000	12,006
Gentex Corp.	502,860	8,750
* Lamar Advertising Co. - Class A	204,825	9,291
Michaels Stores, Inc.	449,500	14,860
* O’Reilly Automotive, Inc.	594,160	16,743
* Payless ShoeSource, Inc.	533,200	9,278
* Scientific Games Corp.	662,800	20,547
Station Casinos, Inc.	260,800	17,307

Total		161,902

Consumer Staples (0.7%)
Whole Foods Market, Inc.	63,900	8,591

Total		8,591

Energy (11.6%)
BJ Services Co.	651,200	23,437
CONSOL Energy, Inc.	317,600	24,223
* Nabors Industries, Ltd.	340,400	24,451
* National-Oilwell Varco, Inc.	381,200	25,082
* Newfield Exploration Co.	353,300	17,347
Range Resources Corp.	277,300	10,707
Smith International, Inc.	491,400	16,369

Total		141,616

Financials (9.4%)
* Ameritrade Holding Corp.	855,700	18,380
Assured Guaranty, Ltd.	521,200	12,472
* CapitalSource, Inc.	296,700	6,468
Chicago Mercantile Exchange Holdings, Inc.	17,000	5,734
CIT Group, Inc.	96,700	4,369
The Colonial BancGroup, Inc.	517,000	11,581
Investors Financial Services Corp.	131,580	4,329
Legg Mason, Inc.	204,570	22,439
* Refco, Inc.	41,300	1,168
The St. Joe Co.	153,800	9,605
Ventas, Inc.	563,200	18,135

Total		114,680

Health Care (15.6%)
* Caremark Rx, Inc.	327,094	16,332
* Celgene Corp.	191,800	10,419
* Centene Corp.	150,500	3,767
* Covance, Inc.	222,000	10,654
* Cytyc Corp.	834,000	22,392
* DaVita, Inc.	375,000	17,276

* Kinetic Concepts, Inc.	224,500	12,752
* Lincare Holdings, Inc.	394,100	16,178
Medicis Pharmaceutical Corp.	427,900	13,932
* Neurocrine Biosciences, Inc.	163,500	8,043
* ResMed, Inc.	217,300	17,308
* St. Jude Medical, Inc.	385,200	18,027
* Varian Medical Systems, Inc.	270,000	10,668
* VCA Antech, Inc.	475,700	12,140

Total		189,888

Industrials (12.4%)
ARAMARK Corp. - Class B	563,300	15,046
The Corporate Executive Board Co.	304,020	23,708
Expeditors International of Washington, Inc.	267,030	15,162
Fastenal Co.	254,190	15,528
Graco, Inc.	403,300	13,825
J.B. Hunt Transport Services, Inc.	407,200	7,741
L-3 Communications Holdings, Inc.	161,950	12,805
* Monster Worldwide, Inc.	471,500	14,480
Pentair, Inc.	216,100	7,888
Robert Half International, Inc.	529,200	18,834
* Stericycle, Inc.	114,400	6,538

Total		151,555

Information Technology (25.9%)
* Activision, Inc.	1,215,433	24,856
* Alliance Data Systems Corp.	228,200	8,934
* Altera Corp.	592,900	11,330
* Amdocs, Ltd.	422,850	11,726
Amphenol Corp. - Class A	283,600	11,440
* ATI Technologies, Inc.	991,000	13,815
* Broadcom Corp. - Class A	293,200	13,754
* CheckFree Corp.	255,000	9,644
* Cogent, Inc.	594,300	14,115
* Cognizant Technology Solutions Corp. - Class A	272,400	12,691
* Cognos, Inc.	354,600	13,805
* Cree, Inc.	611,200	15,292
* Electronics for Imaging, Inc.	130,600	2,996
* FLIR Systems, Inc.	317,200	9,383
Harris Corp.	639,200	26,718
* Jabil Circuit, Inc.	677,000	20,933
KLA-Tencor Corp.	278,380	13,574
Microchip Technology, Inc.	382,595	11,524
* NAVTEQ Corp.	356,300	17,797
Paychex, Inc.	350,040	12,979
* Salesforce.com, Inc.	371,800	8,596
* VeriFone Holdings, Inc.	439,900	8,846
* VeriSign, Inc.	420,820	8,993
* Zebra Technologies Corp. - Class A	294,852	11,526

Total		315,267

Materials (2.5%)
Chemtura Corp.	592,400	7,358
The Lubrizol Corp.	248,800	10,781
Praxair, Inc.	255,540	12,247

Total		30,386

Telecommunication Services (2.0%)
* Alamosa Holdings, Inc.	651,800	11,152
* NeuStar, Inc. - Class A	404,400	12,937

Total		24,089

Total Common Stocks (Cost: $957,551)		1,137,974

Money Market Investments (7.3%)
Autos (1.6%)
(b) Daimler Chrysler Auto, 3.76%, 10/21/05	10,000,000	9,979
(b) Fcar Owner Trust I, 3.75%, 10/26/05	10,000,000	9,974

Total		19,953

Federal Government & Agencies (0.2%)
(b) Federal National Mortgage Association, 3.62%, 12/28/05	2,200,000	2,180

Total		2,180

Finance Lessors (2.5%)
Ranger Funding Co. LLC, 3.80%, 11/3/05	10,000,000	9,965
Thunder Bay Funding, Inc., 3.63%, 10/3/05	10,000,000	9,998
Windmill Funding Corp., 3.80%, 11/8/05	10,000,000	9,960

Total		29,923

Finance Services (0.8%)
Preferred Receivable Funding, 3.75%, 10/26/05	10,000,000	9,974

Total		9,974

Personal Credit Institutions (0.6%)
Rabobank Financial Corp., 3.87%, 10/3/05	7,100,000	7,098

Total		7,098

Security Brokers and Dealers (0.8%)
(b) Morgan Stanley Dean Witter, 3.75%, 10/7/05	10,000,000	9,994

Total		9,994

Short Term Business Credit (0.8%)
Sheffield Receivables, 3.78%, 10/28/05	10,000,000	9,972

Total		9,972

Total Money Market Investments (Cost: $89,094)		89,094

Total Investments (100.7%) (Cost $1,046,645)(a)		1,227,068

Other Assets, Less Liabilities (-0.7%)		(8,147)

Total Net Assets (100.0%)		1,218,921

*	Non-Income Producing

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $1,046,645 and the net unrealized appreciation of investments based on that cost was $180,423 which is comprised of $199,031 aggregate gross unrealized appreciation and $18,608 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2005, $30,730)	85	12/05	$(100)

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Foreign Common Stocks (95.5%)
Basic Materials (4.1%)
† BASF AG	Germany	10,860	819
† CRH PLC	Ireland	35,576	968
† K+S AG	Germany	16,205	1,148
† Nissan Chemical Industries, Ltd.	Japan	81,000	1,018
† Sumitomo Chemical Co., Ltd.	Japan	168,000	1,046
†* Syngenta AG	Switzerland	8,995	946

Total			5,945

Conglomerates (4.0%)
† Grupo Ferrovial SA	Spain	27,355	2,286
† Nomura TOPIX Exchange Traded Fund	Japan	278,900	3,509

Total			5,795

Consumer Cyclical (16.6%)
* Belluna Co., Ltd. - Warrants	Japan	1,452	1
† Bridgestone Corp.	Japan	47,000	1,014
Carnival Corp.	United Kingdom	17,915	895
† Dentsu Inc.	Japan	195	556
† Enter Tech Co., Ltd.	South Korea	21,984	454
† Esprit Holdings, Ltd.	Hong Kong	212,500	1,593
Grupo Televisa SA ADR	Mexico	12,900	925
† Hyundai Motor Co.	South Korea	17,460	1,368
† Lagardere SCA	France	12,200	871
† Leoni AG	Germany	7,845	253
† Lindex AB	Sweden	13,030	677
† Nokian Renkaat OYJ	Finland	70,400	1,674
* NorGani Hotels ASA	Norway	81,755	739
† OPAP SA	Greece	22,350	697
† Plenus Co., Ltd.	Japan	27,100	936
† Porsche AG	Germany	1,220	940
† Punch Taverns PLC	United Kingdom	96,895	1,373
† Ryohin Keikaku Co., Ltd.	Japan	16,000	1,037
† Shimamura Co., Ltd.	Japan	6,900	770
† Signet Group PLC	United Kingdom	433,425	789
†* Sportingbet PLC	United Kingdom	165,745	915
†* Take and Give Needs Co., Ltd.	Japan	345	382
† Techtronics Industries Co., Ltd.	Hong Kong	468,000	1,194
* Urbi Desarollos Urbanos SA	Mexico	107,460	797
† Vivendi Universal SA	France	29,235	958
Wal-Mart de Mexico - Series V	Mexico	241,335	1,227
† Wolseley PLC	United Kingdom	43,125	916

Total			23,951

Consumer Non-Cyclical (7.1%)
† Coca-Cola Hellenic Bottling Co. SA	Greece	33,275	970
† Metro AG	Germany	14,590	721
Natura Cosmeticos SA	Brazil	27,450	1,100
† Nestle SA	Switzerland	2,910	856
† Puma AG	Germany	2,330	635
† Reckitt Benckiser PLC	United Kingdom	29,670	908
†* RHM PLC	United Kingdom	21,620	117
†* Royal Numico NV	Netherlands	23,115	1,015

† SABMiller PLC	United Kingdom	51,235	998
† Swedish Match AB	Sweden	77,750	931
† Tesco PLC	United Kingdom	212,060	1,161
† Woolworths, Ltd.	Australia	72,255	918

Total			10,330

Energy (7.6%)
†* Awilco Offshore ASA	Norway	89,020	477
† BG Group PLC	United Kingdom	132,030	1,258
† BP PLC	United Kingdom	35,295	419
† Burren Energy PLC	United Kingdom	25,140	371
EnCana Corp.	Canada	37,830	2,212
† Eni SPA	Italy	42,655	1,268
* Geo ASA	Norway	47,395	222
†* Revus Energy ASA	Norway	4,355	38
† Technip SA	France	24,015	1,431
†* TGS Nopec Geophysical Co. ASA	Norway	20,580	882
† Total SA	France	3,120	851
* Western Oil Sands, Inc.	Canada	64,545	1,532

Total			10,961

Financials (20.7%)
† Admiral Group PLC	United Kingdom	127,615	959
† Allianz AG	Germany	8,190	1,110
† Anglo Irish Bank Corp. PLC	Ireland	193,554	2,657
† Banca Fideuram SPA	Italy	163,115	938
† Banca Popolare Italiana	Italy	28,400	279
†* Banco Espanol de Credito SA	Spain	57,180	811
† Bank of Yokohama, Ltd.	Japan	159,000	1,214
† BNP Paribas SA	France	16,050	1,225
† Chiba Bank, Ltd.	Japan	145,000	1,181
† Credit Saison Co., Ltd.	Japan	26,600	1,169
† Credit Suisse Group	Switzerland	22,470	1,000
Cyrela Brazil Realty SA	Brazil	2,900	24
† DNB NOR ASA	Norway	100,835	1,044
† E*Trade Securities Co., Ltd.	Japan	115	512
† Erste Bank Der Oesterreichischen Sparkassen AG	Austria	18,120	973
† Fondiaria-Sai SPA	Italy	33,465	1,019
† Foreningssparbanken AB	Sweden	36,520	886
† Hopewell Holdings, Ltd.	Hong Kong	281,000	745
† Hypo Real Estate Holding AG	Germany	19,435	986
† Hysan Development Co., Ltd.	Hong Kong	312,700	785
† ING Groep NV	Netherlands	33,479	1,001
† Kookmin Bank	South Korea	20,890	1,238
† Man Group PLC	United Kingdom	29,720	871
Manulife Financial Corp.	Canada	17,825	950
† National Bank of Greece SA	Greece	24,425	972
†* NETeller PLC	United Kingdom	50,425	739
† OTP Bank	Hungary	42,590	1,682
† Prudential PLC	United Kingdom	102,095	932
† Storebrand ASA	Norway	119,220	1,171
Toronto-Dominion Bank	Canada	19,670	971

Total			30,044

Health Care (8.2%)
†* Capio AB	Sweden	61,745	1,223
† CSL, Ltd.	Australia	32,905	967
† Elekta AB	Sweden	23,205	1,066
† GN Store Nord A/S	Denmark	75,710	1,003
† Hisamitsu Pharmaceutical Co., Inc.	Japan	33,800	908
* Neurochem, Inc.	Canada	6,600	84
† Nobel Biocare Holding AG	Switzerland	4,100	971

† Roche Holding AG	Switzerland	10,120	1,413
† Schwarz Pharma AG	Germany	22,240	1,375
† Stada Arzneimittel AG	Germany	23,710	852
† Synthes, Inc.	Switzerland	7,595	892
† Takeda Pharmaceutical Co., Ltd.	Japan	19,100	1,141

Total			11,895

Industrial Goods and Services (12.9%)
† Atlas Copco AB	Sweden	49,605	964
† Capita Group PLC	United Kingdom	149,195	996
† Carbone Lorraine SA	France	17,365	807
† Chiyoda Corp.	Japan	127,000	2,363
† Daewoo Shipbuilding & Marine Engineering Co., Ltd.	South Korea	29,050	658
†* Deutz AG	Germany	80,685	427
† Hays PLC	United Kingdom	322,050	700
† Kajima Corp.	Japan	197,000	945
† Keyence Corp.	Japan	3,500	885
† Koninklijke BAM Groep NV	Netherlands	15,135	1,395
† Kubota Corp.	Japan	188,000	1,311
† Meggitt PLC	United Kingdom	165,063	947
† Metso OYJ	Finland	35,015	892
† Neopost SA	France	13,655	1,328
† SGS SA	Switzerland	1,235	957
Sino Thai Engineering & Construction PCL	Thailand	1,495,600	459
* Sino Thai Engineering & Construction PCL - Warrants	Thailand	105,233	14
† Vinci SA	France	20,235	1,749
† Volvo AB	Sweden	18,455	807

Total			18,604

Technology (9.5%)
† Advantest Corp.	Japan	10,500	816
†* Axalto Holding NV	France	31,630	1,164
† Axell Corp.	Japan	177	611
†* Cap Gemini SA	France	24,385	952
Daeduck Electronics Co., Ltd.	South Korea	31,450	314
† Ericsson LM - B Shares	Sweden	322,690	1,191
†* Gresham Computing PLC	United Kingdom	126,660	193
† Hoya Corp.	Japan	8,400	281
Hoya Corp. - When Issued	Japan	25,200	858
† Humax Co., Ltd.	South Korea	36,120	865
† Indra Sistemas SA	Spain	54,515	1,201
† Infosys Technologies, Ltd.	India	13,525	775
†* Kontron AG	Germany	97,511	776
† Solomon Systech International, Ltd.	Hong Kong	2,640,000	952
† Tamura Taiko Holdings, Inc.	Japan	81,000	565
†* Tandberg Television ASA	Norway	78,535	1,028
† Telechips, Inc.	South Korea	33,625	575
†* United Test and Assembly Center, Ltd.	Singapore	1,685,000	651

Total			13,768

Telecommunications (1.6%)
Rogers Communications, Inc.	Canada	17,430	687
† Telefonica SA	Spain	53,324	876
† Vodafone Group PLC	United Kingdom	264,035	690

Total			2,253

Transportation (1.0%)
Canadian National Railway Co.	Canada	10,985	781
† Kamigumi Co., Ltd.	Japan	90,000	723

Total			1,504

Utilities (2.2%)
Companhia de Concessoes Rodoviarias	Brazil	13,000	371
Enbridge, Inc.	Canada	15,970	513
† Iberdrola SA	Spain	30,480	855
* Obrascon Huarte Lain Brasil SA	Brazil	36,390	378
† RWE AG	Germany	16,330	1,084

Total			3,201

Total Foreign Common Stocks (Cost: $102,553)			138,251

Money Market Investments (5.1%)
Federal Government and Agencies (4.5%)
Federal Home Loan, 3.56%, 10/14/05	—	6,500,000	6,486

Total			6,486

Personal Credit Institutions (0.6%)
Rabobank Financial Corp., 3.87%, 10/3/05	—	900,000	900

Total			900

Total Money Market Investments (Cost: $7,386)			7,386

Total Investments (100.6%) (Cost $109,939)(a)			145,637

Other Assets, Less Liabilities (-0.6%)			(922)

Total Net Assets (100.0%)			144,715

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes was $109,939 and the net unrealized appreciation of investments based on that cost was $35,698 which is comprised of $37,109 aggregate gross unrealized appreciation and $1,411 aggregate gross unrealized depreciation.

Investment Percentage by Country:

Japan	17.7%
United Kingdom	11.8%
France	7.8%
Germany	7.6%
Sweden	5.3%
Canada	5.3%
Other	44.5%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Foreign Common Stocks (95.2%)
Consumer Discretionary (10.5%)
Accor SA	France	173,000	8,764
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	12,150
Compass Group PLC	United Kingdom	1,478,070	5,393
Fuji Photo Film Co., Ltd.	Japan	159,300	5,257
GKN PLC	United Kingdom	2,091,540	10,906
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	11,973
Michelin SA - Class B	France	156,780	9,239
Pearson PLC	United Kingdom	697,770	8,135
Reed Elsevier NV	Netherlands	645,340	8,932
Sony Corp.	Japan	200,900	6,612
Valeo SA	France	135,280	5,640
VNU NV	Netherlands	174,170	5,491
Volkswagen AG	Germany	230,450	14,225
Wolters Kluwer NV	Netherlands	166,630	3,110

Total			115,827

Consumer Staples (3.4%)
Boots Group PLC	United Kingdom	601,970	6,480
Cadbury Schweppes PLC	United Kingdom	1,086,340	10,993
† Nestle SA	Switzerland	38,980	11,468
Unilever PLC	United Kingdom	773,990	8,106

Total			37,047

Energy (6.4%)
† BP PLC	United Kingdom	1,037,940	12,309
† ENI SPA	Italy	414,535	12,322
Repsol YPF SA	Spain	493,680	16,047
Royal Dutch Shell	United Kingdom	410,435	14,217
SBM Offshore NV	Netherlands	112,800	9,438
† Total SA	France	21,182	5,779

Total			70,112

Financials (19.6%)
ACE, Ltd.	Bermuda	234,580	11,042
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,642
AXA SA	France	460,957	12,693
* Banca Nazionale Del Lavora SPA	Italy	1,613,611	5,194
Banco Santander Central Hispano SA	Spain	906,009	11,939
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	11,687
DBS Group Holdings, Ltd.	Singapore	1,192,000	11,147
HSBC Holdings PLC	United Kingdom	530,937	8,644
† ING Groep NV	Netherlands	436,000	13,039
† Kookmin Bank	South Korea	226,500	13,424
Lloyds TSB Group PLC	United Kingdom	1,165,150	9,626
National Australia Bank, Ltd.	Australia	514,532	12,986
Nomura Holdings, Inc.	Japan	332,400	5,165
Nordea Bank AB - FDR	Sweden	1,651,590	16,488
Riunione ADRiatica DI Sicurta SPA	Italy	447,283	10,214
Royal Bank OF Scotland Group PLC	United Kingdom	303,290	8,633
Sompo Japan Insurance, Inc.	Japan	1,103,000	14,627
Standard Chartered PLC	United Kingdom	370,360	8,013

Swire Pacific, Ltd. - Class A	Hong Kong	1,276,500	11,757
* Swiss Reinsurance Co.	Switzerland	170,200	11,221
XL Capital, Ltd. - Class A	Bermuda	94,850	6,453

Total			215,634

Health Care (5.3%)
* CK Life Sciences International, Inc.	Hong Kong	29,640	4
Glaxosmithkline PLC	United Kingdom	365,910	9,335
Mayne Group, Ltd.	Australia	10	0
Olympus Corp.	Japan	236,500	5,248
Ono Pharmaceutical Co., Ltd.	Japan	94,800	4,425
SANOFI-AVENTIS	France	164,625	13,645
Shire Pharmaceuticals Group PLC	United Kingdom	1,124,010	13,710
† Takeda Pharmaceutical Co.	Japan	208,500	12,456

Total			58,823

Industrials (16.4%)
Adecco SA	Switzerland	124,930	5,727
† Atlas Copco AB	Sweden	665,280	12,932
BAE Systems PLC	United Kingdom	3,411,020	20,729
* British Airways PLC	United Kingdom	1,228,800	6,364
Deutsche Post AG	Germany	602,100	14,126
East Japan Railway Co.	Japan	876	5,008
Empresa Brasiliera de Aeronautica SA, ADR	Brazil	148,150	5,719
Hutchison Whampoa, Ltd.	Hong Kong	1,081,000	11,189
KCI Konecranes International PLC	Finland	302,500	14,041
Rentokil Initial PLC	United Kingdom	2,672,940	7,814
* Rolls Royce Group PLC	United Kingdom	1,916,990	12,667
Securitas AB - Class B	Sweden	652,300	10,127
Smiths Group PLC	United Kingdom	480,490	8,152
Societe Bic SA	France	173,740	10,310
Toto, Ltd.	Japan	873,000	6,932
* Vestas Wind Systems A/S	Denmark	835,280	20,242
† Volvo AB - Class B	Sweden	199,840	8,737

Total			180,816

Information Technology (7.3%)
* Celestica, Inc.	Canada	415,600	4,666
* Check Point Software Technologies, Ltd.	Israel	387,430	9,422
Compal Electronics, Inc.	Taiwan	5,804,925	5,729
Hitachi, Ltd.	Japan	1,198,000	7,600
LITE-ON Technology Corp.	Taiwan	4,872,000	5,439
Mabuchi Motor Co., Ltd.	Japan	84,600	4,180
Nintendo Co., Ltd.	Japan	64,600	7,546
Samsung Electronics Co., Ltd.	South Korea	46,140	26,050
Toshiba Corp.	Japan	2,350,000	10,367

Total			80,999

Materials (10.9%)
Akzo Nobel NV	Netherlands	234,050	10,235
Alcan, Inc.	Canada	432,060	13,718
Alumina, Ltd.	Australia	1,908,930	8,907
† BASF AG	Germany	206,800	15,593
Bayer AG	Germany	263,150	9,673
BHP Billiton, Ltd.	Australia	836,900	14,220
Cia Vale DO Rio Doce Spon, ADR	Brazil	417,880	16,261
Domtar, Inc.	Canada	455,490	2,932
Norske Skogindustrier ASA	Norway	684,860	10,156
* Norske Skogindustrier Rights	Norway	684,860	1,207
Stora Enso OYJ - Class R	Finland	658,140	9,077
UPM-KYMMENE Corp.	Finland	394,760	7,924

Total			119,903

Telecommunication Services (8.8%)
BCE, Inc.	Canada	430,910	11,825
Chunghwa Telecom Co., Ltd., ADR	Taiwan	295,520	5,470
KT Corp., ADR	South Korea	385,100	8,665
Nippon Telegraph and Telephone Corp.	Japan	1,930	9,502
Portugal Telecom SA	Portugal	632,670	5,797
SK Telecom, Ltd., ADR	South Korea	322,890	7,052
Telefonica SA, ADR	Spain	261,588	12,902
Telefonos De Mexico SA, ADR	Mexico	514,688	10,947
Telenor ASA	Norway	1,208,610	10,837
† Vodafone Group PLC	United Kingdom	5,286,750	13,809

Total			96,806

Utilities (6.6%)
E.ON AG	Germany	146,700	13,518
Endesa SA	Spain	211,210	5,671
Hong Kong Electric Holdings, Ltd.	Hong Kong	1,549,500	7,660
† Iberdrola SA	Spain	387,080	10,857
Korea Electric Power Corp.	South Korea	224,850	7,686
National Grid Transco PLC	United Kingdom	960,032	9,027
Suez SA	France	646,510	18,746

Total			73,165

Total Foreign Common Stocks (Cost: $756,969)			1,049,132

Money Market Investment (4.6%)
Autos (0.9%)
Daimler Chrysler Auto, 3.77%, 10/11/05	United States	10,000,000	9,990

Total			9,990

Finance Lessors (1.8%)
Thunder Bay Funding Inc., 3.77%, 11/2/05	United States	10,000,000	9,966
Windmill Funding Corp., 3.74%, 10/24/05	United States	10,000,000	9,975

Total			19,941

Finance Services (0.9%)
Preferred Receivable Funding, 3.75%, 10/26/05	United States	10,000,000	9,974

Total			9,974

Personal Credit Institutions (0.1%)
Rabobank Financial Corp., 3.88%, 10/3/05	United States	1,000,000	1,000

Total			1,000

Security Brokers and Dealers (0.9%)
Morgan Stanley Dean Witter, 3.75%, 10/7/05	United States	10,000,000	9,994

Total			9,994

Total Money Market Investment (Cost: $50,899)	50,899

Total Investments (99.8%) (Cost $807,868)(a)	1,100,031

Other Assets, Less Liabilities (0.2%)	2,347

Total Net Assets (100.0%)	1,102,378

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $807,868 and the net unrealized appreciation of investments based on that cost was $292,163 which is comprised of $314,936 aggregate gross unrealized appreciation and $22,773 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	20.5%
Japan	9.5%
France	7.7%
Germany	6.1%
South Korea	5.7%
Netherlands	5.7%
Spain	5.2%
Other	39.6%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

AllianceBernstein Mid Cap Value Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (98.6%)
Consumer Discretionary (18.2%)
American Axle & Manufacturing Holdings, Inc.	19,300	445
ArvinMeritor, Inc.	31,900	533
* AutoNation, Inc.	65,900	1,316
Beazer Homes USA, Inc.	18,600	1,091
Borders Group, Inc.	50,300	1,115
BorgWarner, Inc.	14,400	813
Dana Corp.	71,700	675
* The Interpublic Group of Companies, Inc.	111,100	1,293
* Jack in the Box, Inc.	30,900	924
Jones Apparel Group, Inc.	34,800	992
Liz Claiborne, Inc.	27,400	1,077
* Office Depot, Inc.	66,200	1,967
* Payless ShoeSource, Inc.	82,800	1,441
Reebok International, Ltd.	9,500	537
* TRW Automotive Holdings Corp.	54,100	1,588
V.F. Corp	13,900	806

Total		16,613

Consumer Staples (5.7%)
* BJ’s Wholesale Club, Inc.	39,000	1,084
Corn Products International, Inc.	18,200	367
* Del Monte Foods Co.	124,800	1,340
* Performance Food Group Co.	41,766	1,318
Universal Corp.	28,000	1,087

Total		5,196

Energy (4.7%)
Pogo Producing Co.	19,100	1,126
Rowan Companies, Inc.	46,500	1,650
* SEACOR Holdings, Inc.	13,900	1,009
* Todco - Class A	12,200	509

Total		4,294

Financials (20.8%)
A.G. Edwards, Inc.	35,600	1,560
Astoria Financial Corp.	45,950	1,214
Central Pacific Financial Corp.	38,400	1,351
Commercial Federal Corp.	34,000	1,161
Hibernia Corp. - Class A	35,000	1,051
MAF Bancorp, Inc.	30,600	1,255
Old Republic International Corp.	64,000	1,706
Platinum Underwriters Holdings, Ltd.	45,700	1,366
Popular, Inc.	35,100	850
Radian Group, Inc.	31,700	1,683
RenaissanceRe Holdings, Ltd.	10,100	442
Sovereign Bancorp, Inc.	38,600	851
StanCorp Financial Group, Inc.	19,000	1,600
TD Banknorth, Inc.	5,880	177
UnionBanCal Corp.	17,000	1,185
Washington Federal, Inc.	37,400	844
Whitney Holding Corp.	30,150	815

Total		19,111

Health Care (5.7%)
Owens & Minor, Inc.	53,550	1,572
* PacifiCare Health Systems, Inc.	9,200	734
PerkinElmer, Inc.	80,600	1,642
Universal Health Services, Inc. - Class B	26,000	1,238

Total		5,186

Industrials (20.7%)
CNF, Inc.	31,700	1,664
Cooper Industries, Ltd. - Class A	12,000	830
GATX Corp.	42,100	1,665
Goodrich Corp.	37,000	1,641
Harsco Corp.	9,700	636
Hughes Supply, Inc.	31,700	1,033
Laidlaw International, Inc.	61,200	1,479
* Moog, Inc. - Class A	45,000	1,328
Mueller Industries, Inc.	34,600	961
PACCAR, Inc.	9,750	662
* Quanta Services, Inc.	135,800	1,733
SPX Corp.	29,200	1,342
* Terex Corp.	23,300	1,152
* United Stationers, Inc.	14,500	694
* URS Corp.	51,700	2,088

Total		18,908

Information Technology (8.1%)
* ADC Telecommunications, Inc.	33,571	767
* Andrew Corp.	105,000	1,170
* Anixter International, Inc.	25,900	1,045
* Arrow Electronics, Inc.	30,400	953
* Celestica, Inc. ADR	40,100	454
IKON Office Solutions, Inc.	89,100	889
* Sanmina-SCI Corp.	124,900	536
* Tech Data Corp.	18,000	661
* Vishay Intertechnology, Inc.	80,400	961

Total		7,436

Materials (7.7%)
Albemarle Corp.	10,200	385
Ball Corp.	19,200	705
* Chaparral Steel Co.	8,300	209
Chemtura Corp.	35,000	435
Cytec Industries, Inc.	26,500	1,150
* Owens-Illinois, Inc.	42,100	868
Reliance Steel & Aluminum Co.	30,600	1,619
Silgan Holdings, Inc.	35,600	1,184
Texas Industries, Inc.	8,300	452

Total		7,007

Utilities (7.0%)
* Allegheny Energy, Inc.	57,500	1,766
Northeast Utilities	32,800	654
PNM Resources, Inc.	22,800	654
Puget Energy, Inc.	68,700	1,613
Wisconsin Energy Corp.	34,000	1,357

WPS Resources Corp.	6,100	353

Total		6,397

Total Common Stocks (Cost: $76,911)		90,148

Money Market Investments (2.4%)
Federal Government & Agencies (2.4%)
Federal Home Loan, 3.65%, 10/4/05	2,200,000	2,199

Total Money Market Investments (Cost: $2,199)		2,199

Total Investments (101.0%) (Cost $79,110)(a)		92,347

Other Assets, Less Liabilities (-1.0%)		(940)

Total Net Assets (100.0%)		91,407

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $79,110 and the net unrealized appreciation of investments based on that cost was $13,237 which is comprised of $15,496 aggregate gross unrealized appreciation and $2,259 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (93.6%)
Consumer Discretionary (15.7%)
* 99 Cents Only Stores	19,933	184
Abercrombie & Fitch Co. - Class A	35,900	1,790
* Advance Auto Parts, Inc.	44,700	1,729
* Aeropostale, Inc.	23,100	491
American Eagle Outfitters, Inc.	50,600	1,191
American Greetings Corp. - Class A	28,500	781
* AnnTaylor Stores Corp.	30,350	806
Applebee’s International, Inc.	33,700	697
ArvinMeritor, Inc.	29,150	487
Bandag, Inc.	4,800	206
Barnes & Noble, Inc.	23,400	882
Belo Corp. - Class A	41,200	942
Blyth, Inc.	12,100	270
Bob Evans Farms, Inc.	14,700	334
Borders Group, Inc.	29,600	656
BorgWarner, Inc.	23,500	1,327
Boyd Gaming Corp.	19,100	824
Brinker International, Inc.	36,950	1,388
Callaway Golf Co.	27,000	407
* Career Education Corp.	42,700	1,518
* CarMax, Inc.	43,400	1,357
Catalina Marketing Corp.	18,500	421
CBRL Group, Inc.	19,500	656
* The Cheesecake Factory, Inc.	32,450	1,014
* Chico’s FAS, Inc.	75,100	2,765
Claire’s Stores, Inc.	41,300	997
* Corinthian Colleges, Inc.	37,800	502
* DeVry, Inc.	24,300	463
* Dollar Tree Stores, Inc.	45,100	976
* Education Management Corp.	25,700	829
* Emmis Communications Corp. - Class A	12,360	273
* Entercom Communications Corp. - Class A	16,000	505
Foot Locker, Inc.	65,200	1,430
Furniture Brands International, Inc.	22,100	398
Gentex Corp.	64,900	1,129
GTECH Holdings Corp.	47,800	1,532
Harman International Industries, Inc.	24,900	2,547
Harte-Hanks, Inc.	23,850	630
* Hovnanian Enterprises, Inc. - Class A	14,900	763
International Speedway Corp. - Class A	14,600	766
* ITT Educational Services, Inc.	19,200	948
* Krispy Kreme Doughnuts, Inc.	25,700	161
* Laureate Education, Inc.	20,519	1,005
Lear Corp.	27,900	948
Lee Enterprises, Inc.	18,900	803
Lennar Corp. - Class A	55,600	3,324
Media General, Inc. - Class A	10,000	580
Michaels Stores, Inc.	56,400	1,865
Modine Manufacturing Co.	12,400	455
* Mohawk Industries, Inc.	21,600	1,733
The Neiman Marcus Group, Inc. - Class A	20,400	2,039
* O’Reilly Automotive, Inc.	41,200	1,161
Outback Steakhouse, Inc.	25,800	944
* Pacific Sunwear of California, Inc.	31,200	669
* Payless ShoeSource, Inc.	28,042	488
PETsMART, Inc.	59,700	1,300
Pier 1 Imports, Inc.	35,800	403
Polo Ralph Lauren Corp.	25,100	1,263
The Reader’s Digest Association, Inc. - Class A	41,400	661

Regis Corp.	18,700	707
* Rent-A-Center, Inc.	27,400	529
Ross Stores, Inc.	61,200	1,450
Ruby Tuesday, Inc.	26,800	583
The Ryland Group, Inc.	19,600	1,341
* Saks, Inc.	58,100	1,075
* Scholastic Corp.	14,400	532
* Sotheby’s Holdings, Inc. - Class A	13,300	222
Thor Industries, Inc.	14,600	496
* The Timberland Co. - Class A	22,300	753
* Toll Brothers, Inc.	39,300	1,756
Tupperware Corp.	22,000	501
* Urban Outfitters, Inc.	40,200	1,182
* Valassis Communications, Inc.	20,800	811
The Washington Post Co. - Class B	1,700	1,364
Westwood One, Inc.	32,000	636
* Williams-Sonoma, Inc.	48,200	1,848

Total		73,399

Consumer Staples (3.2%)
* BJ’s Wholesale Club, Inc.	28,500	792
Church & Dwight Co., Inc.	26,450	977
* Dean Foods Co.	62,614	2,433
* Energizer Holdings, Inc.	29,700	1,684
Hormel Foods Corp.	29,300	967
The J.M. Smucker Co.	24,296	1,179
Lancaster Colony Corp.	10,800	464
PepsiAmericas, Inc.	29,700	675
Ruddick Corp.	17,700	408
* Smithfield Foods, Inc.	36,600	1,086
Tootsie Roll Industries, Inc.	12,713	404
Universal Corp.	10,700	415
Whole Foods Market, Inc.	27,200	3,658

Total		15,142

Energy (8.5%)
Arch Coal, Inc.	26,400	1,782
* Cooper Cameron Corp.	22,900	1,693
* Denbury Resources, Inc.	23,600	1,190
ENSCO International, Inc.	63,100	2,940
* FMC Technologies, Inc.	28,769	1,211
* Forest Oil Corp.	21,400	1,115
* Grant Prideco, Inc.	51,800	2,106
* Hanover Compressor Co.	37,300	517
Helmerich & Payne, Inc.	21,300	1,286
* Newfield Exploration Co.	52,600	2,583
Noble Energy, Inc.	72,400	3,396
Overseas Shipholding Group, Inc.	12,300	717
Patterson-UTI Energy, Inc.	70,500	2,544
Peabody Energy Corp.	44,100	3,720
Pioneer Natural Resources Co.	59,900	3,290
* Plains Exploration & Production Co.	32,200	1,379
Pogo Producing Co.	25,400	1,497
* Pride International, Inc.	55,900	1,594
Smith International, Inc.	88,300	2,941
Tidewater, Inc.	25,300	1,231
Western Gas Resources, Inc.	22,800	1,168

Total		39,900

Financials (16.7%)
A.G. Edwards, Inc.	32,000	1,402
* Allmerica Financial Corp.	22,200	913

AMB Property Corp.	35,000	1,572
American Financial Group, Inc.	16,300	553
* AmeriCredit Corp.	61,400	1,466
AmerUs Group Co.	16,300	935
Arthur J. Gallagher & Co.	38,800	1,118
Associated Banc-Corp.	53,163	1,620
Astoria Financial Corp.	38,100	1,007
Bank of Hawaii Corp.	21,800	1,073
Brown & Brown, Inc.	23,000	1,143
City National Corp.	17,100	1,199
The Colonial BancGroup, Inc.	64,500	1,445
Commerce Bancorp, Inc.	67,400	2,069
Cullen/Frost Bankers, Inc.	18,800	928
Developers Diversified Realty Corp.	45,200	2,111
Eaton Vance Corp.	54,700	1,358
Everest Re Group, Ltd.	23,400	2,291
Fidelity National Financial, Inc.	71,815	3,196
First American Corp.	32,200	1,471
FirstMerit Corp.	34,800	932
Greater Bay Bancorp	21,300	525
HCC Insurance Holdings, Inc.	43,550	1,242
Highwoods Properties, Inc.	22,300	658
Horace Mann Educators Corp.	17,800	352
Hospitality Properties Trust	25,900	1,110
Independence Community Bank Corp.	30,000	1,023
IndyMac Bancorp, Inc.	26,000	1,029
Investors Financial Services Corp.	27,800	915
Jefferies Group, Inc.	19,000	827
* LaBranche & Co., Inc.	22,700	197
Legg Mason, Inc.	45,750	5,017
Leucadia National Corp.	33,600	1,448
Liberty Property Trust	36,200	1,540
The Macerich Co.	24,800	1,611
Mack-Cali Realty Corp.	21,500	966
Mercantile Bankshares Corp.	33,100	1,783
Mercury General Corp.	14,800	888
New Plan Excel Realty Trust, Inc.	42,900	985
New York Community Bancorp, Inc.	92,821	1,522
Ohio Casualty Corp.	26,100	708
Old Republic International Corp.	76,000	2,027
The PMI Group, Inc.	38,900	1,551
Protective Life Corp.	29,000	1,194
Radian Group, Inc.	35,800	1,901
Raymond James Financial, Inc.	23,950	769
Rayonier, Inc.	20,911	1,205
Regency Centers Corp.	26,300	1,511
SEI Investments Co.	26,500	996
StanCorp Financial Group, Inc.	11,600	977
* SVB Financial Group	14,800	720
TCF Financial Corp.	48,400	1,295
Texas Regional Bancshares, Inc. - Class A	17,100	492
United Dominion Realty Trust, Inc.	57,000	1,351
Unitrin, Inc.	19,500	925
W.R. Berkley Corp.	46,400	1,832
Waddell & Reed Financial, Inc. - Class A	34,800	674
Washington Federal, Inc.	36,065	814
Webster Financial Corp.	22,400	1,007
Weingarten Realty Investors	33,400	1,264
Westamerica Bancorporation	13,600	702
Wilmington Trust Corp.	28,100	1,024

Total		78,379

Health Care (11.2%)
* Advanced Medical Optics, Inc.	27,012	1,025
* Apria Healthcare Group, Inc.	20,400	651
* Barr Pharmaceuticals, Inc.	33,900	1,862
Beckman Coulter, Inc.	25,700	1,387

* Cephalon, Inc.	24,100	1,119
* Charles River Laboratories International, Inc.	29,900	1,304
* Community Health Systems, Inc.	19,300	749
* Covance, Inc.	26,200	1,257
* Cytyc Corp.	47,400	1,273
DENTSPLY International, Inc.	29,450	1,591
* Edwards Lifesciences Corp.	24,800	1,101
* Gen-Probe, Inc.	21,000	1,038
* Health Net, Inc.	46,800	2,215
* Henry Schein, Inc.	36,100	1,539
Hillenbrand Industries, Inc.	23,100	1,087
* INAMED Corp.	15,000	1,135
* Intuitive Surgical, Inc.	14,500	1,063
* Invitrogen Corp.	21,600	1,625
* IVAX Corp.	83,231	2,194
* LifePoint Hospitals, Inc.	19,500	853
* Lincare Holdings, Inc.	41,200	1,691
* Martek Biosciences Corp.	13,200	464
* Millennium Pharmaceuticals, Inc.	128,000	1,194
Omnicare, Inc.	43,700	2,457
* PacifiCare Health Systems, Inc.	36,200	2,888
* Par Pharmaceutical Companies, Inc.	14,200	378
* Patterson Companies, Inc.	57,200	2,290
Perrigo Co.	34,700	497
* Protein Design Labs, Inc.	44,100	1,235
* Renal Care Group, Inc.	28,250	1,337
* Sepracor, Inc.	43,600	2,572
STERIS Corp.	28,800	685
* Techne Corp.	16,000	912
* Triad Hospitals, Inc.	35,839	1,622
Universal Health Services, Inc. - Class B	24,200	1,153
Valeant Pharmaceuticals International	38,500	773
* Varian, Inc.	13,300	456
* Varian Medical Systems, Inc.	55,000	2,173
* VCA Antech, Inc.	29,400	750
* Vertex Pharmaceuticals, Inc.	38,700	865

Total		52,460

Industrials (12.0%)
Adesa, Inc.	37,200	822
(b)* AGCO Corp.	37,600	684
* AirTran Holdings, Inc.	36,100	457
* Alaska Air Group, Inc.	10,100	294
Alexander & Baldwin, Inc.	18,200	969
* Alliant Techsystems, Inc.	15,300	1,142
AMETEK, Inc.	29,000	1,246
Banta Corp.	10,300	524
The Brink’s Co.	23,600	969
C.H. Robinson Worldwide, Inc.	35,600	2,283
Carlisle Companies, Inc.	13,000	826
* ChoicePoint, Inc.	37,500	1,619
CNF, Inc.	21,900	1,150
* Copart, Inc.	28,900	690
The Corporate Executive Board Co.	17,200	1,341
Crane Co.	21,300	633
Deluxe Corp.	21,000	843
Donaldson Co., Inc.	28,600	873
* The Dun & Bradstreet Corp.	28,300	1,864
* Dycom Industries, Inc.	20,300	410
Expeditors International of Washington, Inc.	44,400	2,521
Fastenal Co.	25,300	1,546
Federal Signal Corp.	20,100	344
* Flowserve Corp.	23,000	836
GATX Corp.	20,800	823
Graco, Inc.	28,800	987
Granite Construction, Inc.	13,400	512
Harsco Corp.	17,300	1,134

Herman Miller, Inc.	29,300	888
HNI Corp.	20,100	1,210
Hubbell, Inc. - Class B	25,600	1,201
J.B. Hunt Transport Services, Inc.	46,800	890
* Jacobs Engineering Group, Inc.	23,900	1,611
* JetBlue Airways Corp.	38,250	673
Joy Global, Inc.	33,400	1,685
Kelly Services, Inc. - Class A	7,800	239
Kennametal, Inc.	15,800	775
* Korn/Ferry International	12,600	207
Manpower, Inc.	37,500	1,665
Nordson Corp.	12,100	460
Pentair, Inc.	42,300	1,544
Precision Castparts Corp.	55,000	2,922
* Quanta Services, Inc.	32,300	412
Republic Services, Inc.	50,200	1,772
Rollins, Inc.	12,225	239
* Sequa Corp. - Class A	2,600	153
SPX Corp.	31,300	1,438
* Stericycle, Inc.	18,400	1,052
* Swift Transportation Co., Inc.	21,600	382
Tecumseh Products Co. - Class A	7,700	166
Teleflex, Inc.	15,100	1,065
* Thomas & Betts Corp.	25,000	860
The Timken Co.	38,000	1,126
Trinity Industries, Inc.	15,300	619
* United Rentals, Inc.	27,800	548
Werner Enterprises, Inc.	19,850	343
* Yellow Roadway Corp.	23,900	990
York International Corp.	17,500	981

Total		56,458

Information Technology (14.1%)
* 3Com Corp.	159,600	651
* Activision, Inc.	83,900	1,716
Acxiom Corp.	36,600	685
ADTRAN, Inc.	25,400	800
* Advent Software, Inc.	9,300	251
* Alliance Data Systems Corp.	20,800	814
Amphenol Corp. - Class A	36,700	1,480
* Anteon International Corp.	13,400	573
* Arrow Electronics, Inc.	48,900	1,534
* Atmel Corp.	175,900	362
* Avnet, Inc.	60,200	1,472
* Avocent Corp.	20,700	655
* The BISYS Group, Inc.	50,300	676
* Cabot Microelectronics Corp.	10,292	302
* Cadence Design Systems, Inc.	114,100	1,844
CDW Corp.	26,500	1,561
* Ceridian Corp.	62,300	1,293
Certegy, Inc.	25,700	1,029
* CheckFree Corp.	33,500	1,267
* Cognizant Technology Solutions Corp. - Class A	56,300	2,622
* CommScope, Inc.	20,000	347
* Credence Systems Corp.	38,000	303
* Cree, Inc.	31,300	783
* CSG Systems International, Inc.	20,900	454
* Cypress Semiconductor Corp.	54,800	825
Diebold, Inc.	29,700	1,023
* DST Systems, Inc.	28,500	1,563
* F5 Networks, Inc.	15,600	678
Fair Isaac Corp.	28,100	1,259
* Fairchild Semiconductor International, Inc.	49,800	740
* Gartner, Inc.	25,200	295
Harris Corp.	55,600	2,324
Imation Corp.	14,000	600
* Integrated Device Technology, Inc.	81,530	876

* International Rectifier Corp.	26,800	1,208
Intersil Corp. - Class A	63,600	1,385
Jack Henry & Associates, Inc.	29,600	574
* Keane, Inc.	20,500	234
* KEMET Corp.	36,000	302
* Lam Research Corp.	57,700	1,758
* Lattice Semiconductor Corp.	47,300	202
* LTX Corp.	25,500	108
* Macromedia, Inc.	31,300	1,273
* Macrovision Corp.	21,000	401
* McAfee, Inc.	67,700	2,127
* McDATA Corp. - Class A	65,600	344
* MEMC Electronic Materials, Inc.	54,800	1,249
* Mentor Graphics Corp.	32,500	280
* Micrel, Inc.	27,300	307
Microchip Technology, Inc.	86,712	2,611
MoneyGram International, Inc.	35,900	779
* MPS Group, Inc.	43,100	509
National Instruments Corp.	22,550	556
* Newport Corp.	16,600	231
Plantronics, Inc.	19,600	604
* Plexus Corp.	18,000	308
* Polycom, Inc.	40,800	660
* Powerwave Technologies, Inc.	45,600	592
The Reynolds and Reynolds Co. - Class A	21,600	592
* RF Micro Devices, Inc.	78,200	442
* RSA Security, Inc.	29,600	376
* SanDisk Corp.	75,400	3,637
* Semtech Corp.	30,700	506
* Silicon Laboratories, Inc.	15,600	474
* SRA International, Inc. - Class A	13,900	493
* Sybase, Inc.	37,300	874
* Synopsys, Inc.	59,800	1,130
* Tech Data Corp.	24,400	896
* Transaction Systems Architects, Inc. - Class A	13,800	384
* TriQuint Semiconductor, Inc.	57,711	203
* UTStarcom, Inc.	38,700	316
* Vishay Intertechnology, Inc.	74,887	895
* Western Digital Corp.	88,600	1,146
* Wind River Systems, Inc.	30,800	398
* Zebra Technologies Corp. - Class A	29,900	1,169

Total		66,190

Materials (4.1%)
Airgas, Inc.	27,200	806
Albemarle Corp.	19,400	731
Bowater, Inc.	23,300	659
Cabot Corp.	26,200	865
Chemtura Corp.	97,063	1,206
Cytec Industries, Inc.	16,600	720
Ferro Corp.	17,400	319
* FMC Corp.	15,600	893
Glatfelter	12,600	178
Longview Fibre Co.	21,200	413
The Lubrizol Corp.	28,200	1,222
Lyondell Chemical Co.	80,700	2,309
Martin Marietta Materials, Inc.	19,400	1,522
Minerals Technologies, Inc.	8,500	486
Olin Corp.	29,600	562
Packaging Corp. of America	25,500	495
Potlatch Corp.	12,100	631
RPM International, Inc.	48,900	900
The Scotts Miracle-Gro Co. - Class A	9,200	809
Sensient Technologies Corp.	19,700	373
Sonoco Products Co.	41,300	1,128
Steel Dynamics, Inc.	15,500	526
The Valspar Corp.	42,400	948
Worthington Industries, Inc.	29,600	622

Total		19,323

Telecommunication Services (0.5%)
* Cincinnati Bell, Inc.	102,200	451
Telephone and Data Systems, Inc.	42,600	1,661

Total		2,112

Utilities (7.6%)
AGL Resources, Inc.	32,100	1,191
Alliant Energy Corp.	48,300	1,407
Aqua America, Inc.	39,850	1,515
* Aquila, Inc.	155,200	615
Black Hills Corp.	13,500	585
DPL, Inc.	52,600	1,462
Duquesne Light Holdings, Inc.	32,300	556
Energy East Corp.	61,300	1,544
Equitable Resources, Inc.	50,700	1,980
Great Plains Energy, Inc.	31,000	927
Hawaiian Electric Industries, Inc.	33,600	937
IDACORP, Inc.	17,600	530
MDU Resources Group, Inc.	49,300	1,758
National Fuel Gas Co.	30,200	1,033
Northeast Utilities	53,800	1,073
NSTAR	44,400	1,284
OGE Energy Corp.	37,500	1,054
ONEOK, Inc.	42,400	1,442
Pepco Holdings, Inc.	78,500	1,827
PNM Resources, Inc.	28,750	824
Puget Energy, Inc.	41,600	977
Questar Corp.	35,300	3,112
SCANA Corp.	47,200	1,994
* Sierra Pacific Resouces	48,881	726
Vectren Corp.	31,600	896
Westar Energy, Inc.	36,000	869
WGL Holdings, Inc.	20,300	652
Wisconsin Energy Corp.	48,700	1,944
WPS Resources Corp.	15,700	907

Total		35,621

Total Common Stocks (Cost: $350,876)		438,984

Money Market Investments (6.3%)
Federal Government & Agencies (0.5%)
(b) Federal National Mortgage Association, 3.62%, 12/28/05	2,300,000	2,279

Total		2,279

Finance Lessors (1.3%)
(b) Ranger Funding Co. LLC, 3.80%, 11/2/05	6,000,000	5,980

Total		5,980

Finance Services (1.3%)
(b) Preferred Receivable Funding, 3.80%, 11/3/05	6,000,000	5,979

Total		5,979

Personal Credit Institutions (0.7%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	3,200,000	3,199

Total		3,199

Security Brokers and Dealers (1.3%)
(b) Morgan Stanley Dean Witter, 3.80%, 10/6/05	6,000,000	5,997

Total		5,997

Short Term Business Credit (1.2%)
(b) Old Line Funding Corp., 3.62%, 10/4/05	6,000,000	5,998

Total		5,998

Total Money Market Investments (Cost: $29,433)		29,432

Total Investments (99.9%) (Cost $380,309)(a)		468,416

Other Assets, Less Liabilities (0.1%)		471

Total Net Assets (100.0%)		468,887

*	Non-Income Producing

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $380,309 and the net unrealized appreciation of investments based on that cost was $88,107 which is comprised of $116,085 aggregate gross unrealized appreciation and $27,978 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at September 30, 2005, $29,604)	82	12/05	$(55)

Northwestern Mutual Series Fund, Inc.

Janus Capital Appreciation Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (92.4%)
Consumer Discretionary (21.1%)
* Advance Auto Parts, Inc.	79,165	3,062
* Coach, Inc.	38,690	1,213
* eBay, Inc.	110,680	4,560
J. C. Penney Co., Inc.	41,970	1,990
Lowe’s Companies, Inc.	76,645	4,936
NIKE, Inc. - Class B	61,115	4,993
Staples, Inc.	42,655	909

Total		21,663

Consumer Staples (4.6%)
The Procter & Gamble Co.	79,390	4,721

Total		4,721

Energy (8.4%)
BJ Services Co.	67,495	2,429
Murphy Oil Corp.	50,875	2,537
Suncor Energy, Inc.	60,365	3,654

Total		8,620

Financials (15.1%)
American Express Co.	50,825	2,919
* Berkshire Hathaway, Inc. - Class B	560	1,529
Commerce Bancorp, Inc.	73,915	2,268
The Goldman Sachs Group, Inc.	20,660	2,512
SLM Corp.	23,505	1,261
Wells Fargo & Co.	84,990	4,979

Total		15,468

Health Care (23.5%)
* Aetna, Inc.	67,680	5,830
* Genentech, Inc.	68,725	5,787
* Invitrogen Corp.	23,835	1,793
Teva Pharmaceutical Industries, Ltd., ADR	89,180	2,980
* UnitedHealth Group, Inc.	133,980	7,530

Total		23,920

Industrials (2.9%)
Lockheed Martin Corp.	48,820	2,980

Total		2,980

Information Technology (14.8%)
* Apple Computer, Inc.	113,485	6,084
* Electronic Arts, Inc.	86,110	4,899
Texas Instruments, Inc.	30,575	1,036

* Yahoo!, Inc.	93,385	3,160

Total		15,179

Materials (0.7%)
* Huntsman Corp.	38,135	746

Total		746

Utilities (1.3%)
* The AES Corp.	83,795	1,377

Total		1,377

Total Common Stocks (Cost: $76,079)		94,674

Money Market Investments (7.2%)
Federal Government & Agencies (6.8%)
Federal Home Loan, 3.66%, 10/18/05	3,400,000	3,394
Federal Home Loan Bank Discount Corp., 3.60%, 10/14/05	1,200,000	1,198
Federal National Mortgage Association, 3.64%, 10/14/05	2,400,000	2,397

Total		6,989

Personal Credit Institutions (0.4%)
Rabobank Financial Corp., 3.87%, 10/3/05	400,000	400

Total		400

Total Money Market Investments (Cost: $7,389)		7,389

Total Investments (99.6%) (Cost $83,468)(a)		102,063

Other Assets, Less Liabilities (0.4%)		369

Total Net Assets (100.0%)		102,432

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $83,468 and the net unrealized appreciation of investments based on that cost was $18,595 which is comprised of $18,932 aggregate gross unrealized appreciation and $337 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (97.1%)
Consumer Discretionary (16.2%)
* Bed Bath & Beyond, Inc.	66,100	2,656
Best Buy Co., Inc.	102,750	4,473
Carnival Corp.	126,000	6,297
* eBay, Inc.	82,200	3,387
Federated Department Stores, Inc.	66,600	4,454
Fortune Brands, Inc.	139,200	11,320
Harley-Davidson, Inc.	65,000	3,149
J. C. Penney Co., Inc.	175,300	8,312
* Kohl’s Corp.	92,300	4,632
Lowe’s Companies, Inc.	109,800	7,071
McDonald’s Corp.	95,200	3,188
The McGraw-Hill Companies, Inc.	169,800	8,157
News Corp. - Class A	353,600	5,513
NIKE, Inc. - Class B	74,200	6,061
Omnicom Group, Inc.	44,000	3,680
Staples, Inc.	296,850	6,329
Starwood Hotels & Resorts Worldwide, Inc.	109,600	6,266
Target Corp.	245,600	12,753
Time Warner, Inc.	207,100	3,751

Total		111,449

Consumer Staples (7.4%)
Altria Group, Inc.	141,100	10,401
CVS Corp.	227,400	6,597
PepsiCo, Inc.	180,700	10,247
The Procter & Gamble Co.	149,000	8,860
Wal-Mart Stores, Inc.	193,500	8,479
Walgreen Co.	142,400	6,187

Total		50,771

Energy (8.1%)
ConocoPhillips	130,416	9,117
EOG Resources, Inc.	159,400	11,939
Exxon Mobil Corp.	222,934	14,166
Halliburton Co.	140,400	9,620
Noble Corp.	108,600	7,435
Valero Energy Corp.	32,000	3,618

Total		55,895

Financials (13.1%)
American Express Co.	114,400	6,571
American International Group, Inc.	145,600	9,021
Capital One Financial Corp.	62,700	4,986
Citigroup, Inc.	169,600	7,720
Genworth Financial, Inc.	219,500	7,077
The Goldman Sachs Group, Inc.	52,300	6,359
Legg Mason, Inc.	50,600	5,550
Lehman Brothers Holdings, Inc.	60,800	7,082
Principal Financial Group, Inc.	101,000	4,784
Prudential Financial, Inc.	157,900	10,668
SLM Corp.	59,000	3,165

U.S. Bancorp	178,600	5,015
Wachovia Corp.	106,800	5,083
Wells Fargo & Co.	119,300	6,987

Total		90,068

Health Care (18.2%)
Abbott Laboratories	199,400	8,455
* Aetna, Inc.	99,100	8,536
* Amgen, Inc.	188,100	14,987
* Caremark Rx, Inc.	159,100	7,944
Eli Lilly and Co.	100,900	5,400
* Fisher Scientific International, Inc.	105,100	6,521
* Genentech, Inc.	90,500	7,621
* Gilead Sciences, Inc.	125,600	6,124
Johnson & Johnson	182,400	11,543
Medtronic, Inc.	154,500	8,284
Novartis AG, ADR	64,100	3,269
Pfizer, Inc.	350,150	8,744
* St. Jude Medical, Inc.	180,300	8,438
Teva Pharmaceutical Industries, Ltd., ADR	206,800	6,911
* UnitedHealth Group, Inc.	141,000	7,924
* Zimmer Holdings, Inc.	77,100	5,311

Total		126,012

Industrials (9.1%)
American Standard Companies, Inc.	342,500	15,943
Caterpillar, Inc.	84,200	4,947
Danaher Corp.	97,300	5,238
Emerson Electric Co.	72,600	5,213
FedEx Corp.	113,000	9,846
General Electric Co.	640,400	21,561

Total		62,748

Information Technology (22.8%)
* Accenture, Ltd. - Class A	238,900	6,082
* Advanced Micro Devices, Inc.	155,200	3,911
* Affiliated Computer Services, Inc. - Class A	116,500	6,361
* Amdocs, Ltd.	184,100	5,105
* ASML Holding N.V.	397,100	6,556
* Broadcom Corp. - Class A	179,600	8,425
* Cisco Systems, Inc.	493,000	8,839
* Dell, Inc.	333,800	11,416
* Electronic Arts, Inc.	118,600	6,747
First Data Corp.	151,300	6,052
* Google, Inc. - Class A	20,442	6,469
Intel Corp.	314,600	7,755
International Business Machines Corp.	97,800	7,846
* Juniper Networks, Inc.	137,300	3,266
Maxim Integrated Products, Inc.	93,100	3,971
Microsoft Corp.	521,200	13,411
National Semiconductor Corp.	258,800	6,806
* Oracle Corp.	485,000	6,009
QUALCOMM, Inc.	174,300	7,800
Telefonaktiebolaget LM Ericsson, ADR	153,200	5,644
Texas Instruments, Inc.	257,700	8,736
* VeriSign, Inc.	190,700	4,075
* Yahoo!, Inc.	193,410	6,545

Total		157,827

Materials (1.2%)
Praxair, Inc.	171,600	8,225

Total		8,225

Telecommunication Services (1.0%)
Sprint Nextel Corp.	277,900	6,608

Total		6,608

Total Common Stocks (Cost: $557,214)		669,603

Money Market Investments (2.9%)
Federal Government & Agencies (0.6%)
Federal National Mortgage Association, 3.58%, 12/28/05	4,000,000	3,964

Total		3,964

Personal Credit Institutions (2.3%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	15,800,000	15,797

Total		15,797

Total Money Market Investments (Cost: $19,762)		19,761

Total Investments (100.0%) (Cost $576,976)(a)		689,364

Other Assets, Less Liabilities (0.0%)		7

Total Net Assets (100.0%)		689,371

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $576,976 and the net unrealized appreciation of investments based on that cost was $112,388 which is comprised of $131,015 aggregate gross unrealized appreciation and $18,627 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2005, $9,349)	30	12/05	$(92)

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (98.2%)
Consumer Discretionary (10.8%)
Carnival Corp.	84,700	4,233
Federated Department Stores, Inc.	47,600	3,183
Fortune Brands, Inc.	60,000	4,880
J. C. Penney Co., Inc.	117,100	5,552
Lowe’s Companies, Inc.	39,200	2,524
McDonald’s Corp.	68,100	2,281
News Corp. - Class A	240,900	3,756
NIKE, Inc. - Class B	57,700	4,713
Omnicom Group, Inc.	58,300	4,876
Staples, Inc.	199,800	4,260
Starwood Hotels & Resorts Worldwide, Inc.	77,400	4,425
Target Corp.	100,500	5,219
Time Warner, Inc.	140,400	2,543

Total		52,445

Consumer Staples (8.0%)
Altria Group, Inc.	140,600	10,363
CVS Corp.	160,300	4,650
The Gillette Co.	57,500	3,347
PepsiCo, Inc.	122,500	6,947
The Procter & Gamble Co.	95,100	5,655
Wal-Mart Stores, Inc.	79,600	3,488
Walgreen Co.	100,000	4,345

Total		38,795

Energy (11.4%)
BP PLC, ADR	74,700	5,292
ConocoPhillips	152,288	10,646
Devon Energy Corp.	56,200	3,858
EOG Resources, Inc.	86,000	6,441
Exxon Mobil Corp.	186,300	11,839
Halliburton Co.	96,600	6,619
Noble Corp.	47,500	3,252
Schlumberger, Ltd.	27,600	2,329
Valero Energy Corp.	45,200	5,110

Total		55,386

Financials (16.1%)
American Express Co.	60,200	3,458
American International Group, Inc.	105,200	6,518
Bank of America Corp.	175,400	7,384
Capital One Financial Corp.	44,600	3,547
The Chubb Corp.	29,200	2,615
Citigroup, Inc.	116,000	5,280
Genworth Financial, Inc.	156,100	5,033
The Goldman Sachs Group, Inc.	40,000	4,863
JPMorgan Chase & Co.	115,896	3,932
Legg Mason, Inc.	36,100	3,960
Lehman Brothers Holdings, Inc.	46,100	5,370
Prudential Financial, Inc.	110,000	7,432
SLM Corp.	41,900	2,248

U.S. Bancorp	197,300	5,540
Wachovia Corp.	68,900	3,279
Wells Fargo & Co.	129,600	7,590

Total		78,049

Health Care (13.3%)
Abbott Laboratories	126,800	5,376
* Aetna, Inc.	28,000	2,412
* Amgen, Inc.	69,400	5,529
* Caremark Rx, Inc.	107,300	5,357
Eli Lilly and Co.	79,400	4,249
* Fisher Scientific International, Inc.	74,500	4,623
* Genentech, Inc.	34,700	2,922
Johnson & Johnson	142,900	9,044
Medtronic, Inc.	108,600	5,824
Pfizer, Inc.	166,812	4,165
* St. Jude Medical, Inc.	102,800	4,811
Teva Pharmaceutical Industries, Ltd., ADR	88,900	2,971
* UnitedHealth Group, Inc.	97,000	5,451
* Zimmer Holdings, Inc.	28,000	1,929

Total		64,663

Industrials (10.7%)
American Standard Companies, Inc.	105,300	4,902
Canadian National Railway Co.	70,600	5,012
Danaher Corp.	51,200	2,756
Emerson Electric Co.	51,500	3,698
FedEx Corp.	50,600	4,409
General Electric Co.	480,100	16,165
Honeywell International, Inc.	89,790	3,367
Norfolk Southern Corp.	59,600	2,417
United Technologies Corp.	110,000	5,702
Waste Management, Inc.	121,000	3,462

Total		51,890

Information Technology (16.8%)
* Accenture, Ltd. - Class A	122,400	3,116
* Amdocs, Ltd.	131,000	3,633
* ASML Holding N.V.	133,700	2,207
* Broadcom Corp. - Class A	128,200	6,014
* Cisco Systems, Inc.	259,200	4,647
* Dell, Inc.	176,300	6,029
* Electronic Arts, Inc.	83,700	4,762
First Data Corp.	96,400	3,856
* Google, Inc. - Class A	9,000	2,848
Intel Corp.	180,700	4,454
International Business Machines Corp.	70,600	5,664
* Juniper Networks, Inc.	97,300	2,315
Microsoft Corp.	324,500	8,348
National Semiconductor Corp.	183,100	4,816
* Oracle Corp.	346,200	4,289
QUALCOMM, Inc.	89,600	4,010
Texas Instruments, Inc.	147,600	5,004
* VeriSign, Inc.	135,200	2,889
* Yahoo!, Inc.	92,600	3,134

Total		82,035

Materials (3.2%)
Monsanto Co.	84,600	5,309
Praxair, Inc.	86,300	4,136

Temple-Inland, Inc.	93,800	3,832
Weyerhaeuser Co.	31,800	2,186

Total		15,463

Other Holdings (0.5%)
iShares DJ Select Dividend Index Fund	36,200	2,253

Total		2,253

Telecommunication Services (3.1%)
SBC Communications, Inc.	164,000	3,931
Sprint Nextel Corp.	362,176	8,613
Verizon Communications, Inc.	71,548	2,339

Total		14,883

Utilities (4.3%)
DTE Energy Co.	50,100	2,298
Duke Energy Corp.	160,200	4,673
Edison International	70,501	3,333
Exelon Corp.	64,300	3,436
PG&E Corp.	178,600	7,010

Total		20,750

Total Common Stocks (Cost: $388,881)		476,612

Money Market Investments (1.8%)
Autos (1.1%)
Daimler Chrysler Auto, 3.76%, 10/21/05	5,000,000	4,990

Total		4,990

Federal Government & Agencies (0.1%)
Federal National Mortgage Association, 3.62%, 12/28/05	500,000	495

Total		495

Personal Credit Institutions (0.6%)
Rabobank Financial Corp., 3.87%, 10/3/05	3,100,000	3,099

Total		3,099

Total Money Market Investments (Cost: $8,584)		8,584

Total Investments (100.0%) (Cost $397,465)(a)		485,196

Other Assets, Less Liabilities (0.0%)		203

Total Net Assets (100.0%)		485,399

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $397,465 and the net unrealized appreciation of investments based on that cost was $87,731 which is comprised of $106,807 aggregate gross unrealized appreciation and $19,076 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (96.4%)
Consumer Discretionary (3.9%)
* AutoNation, Inc.	38,600	771
Clear Channel Communications, Inc.	119,400	3,927
* Dollar Tree Stores, Inc.	41,800	905
Leggett & Platt, Inc.	91,200	1,842
Mattel, Inc.	54,200	904
McDonald’s Corp.	22,000	737
Starwood Hotels & Resorts Worldwide, Inc.	13,900	795
Time Warner, Inc.	29,900	541

Total		10,422

Consumer Staples (12.2%)
Altria Group, Inc.	119,200	8,787
Anheuser-Busch Companies, Inc.	53,500	2,303
Avon Products, Inc.	154,100	4,161
Campbell Soup Co.	126,300	3,757
General Mills, Inc.	40,500	1,952
Kimberly-Clark Corp.	17,400	1,036
Kraft Foods, Inc. - Class A	210,400	6,436
Unilever NV	54,800	3,915

Total		32,347

Energy (8.6%)
Anadarko Petroleum Corp.	14,100	1,350
Chevron Corp.	31,246	2,023
Exxon Mobil Corp.	54,700	3,476
Kinder Morgan, Inc.	44,700	4,298
Royal Dutch Shell PLC, ADR A	57,800	3,794
Royal Dutch Shell PLC, ADR B	62,728	4,319
* Transocean, Inc.	57,100	3,501

Total		22,761

Financials (24.6%)
American International Group, Inc.	49,200	3,048
* AmeriCredit Corp.	82,100	1,960
Assurant, Inc.	12,600	480
* Berkshire Hathaway, Inc. - Class A	20	1,640
Capital One Financial Corp.	21,300	1,694
The Chubb Corp.	18,500	1,657
Everest Re Group, Ltd.	9,800	959
Fannie Mae	23,100	1,035
General Growth Properties, Inc.	160,420	7,207
The Goldman Sachs Group, Inc.	11,100	1,350
The Hartford Financial Services Group, Inc.	61,100	4,715
Hudson City Bancorp, Inc.	326,600	3,887
IndyMac Bancorp, Inc.	35,800	1,417
JPMorgan Chase & Co.	242,488	8,227
Marsh & McLennan Companies, Inc.	62,100	1,887
RenaissanceRe Holdings, Ltd.	42,600	1,863
SLM Corp.	106,800	5,729
The St. Paul Travelers Companies, Inc.	22,923	1,029
Washington Mutual, Inc.	205,900	8,074

Wells Fargo & Co.	116,400	6,818
XL Capital, Ltd. - Class A	5,000	340

Total		65,016

Health Care (10.7%)
AmerisourceBergen Corp.	48,900	3,780
AstraZeneca PLC, ADR	98,900	4,659
Eli Lilly and Co.	9,800	524
McKesson Corp.	78,000	3,701
* Medco Health Solutions, Inc.	81,800	4,485
Merck & Co., Inc.	137,100	3,730
Pfizer, Inc.	45,100	1,126
* WellPoint, Inc.	83,000	6,294

Total		28,299

Industrials (14.2%)
* Allied Waste Industries, Inc.	155,500	1,314
The Boeing Co.	30,000	2,039
Cooper Industries, Ltd. - Class A	80,700	5,580
Emerson Electric Co.	23,300	1,673
General Electric Co.	215,700	7,262
Hubbell, Inc. - Class B	25,800	1,211
Ingersoll-Rand Co., Ltd. - Class A	15,800	604
Siemens AG, ADR	21,900	1,694
Tyco International, Ltd.	162,000	4,512
Union Pacific Corp.	64,000	4,589
United Technologies Corp.	135,400	7,018

Total		37,496

Information Technology (9.3%)
* Affiliated Computer Services, Inc. - Class A	35,800	1,955
* Arrow Electronics, Inc.	9,100	285
* Cadence Design Systems, Inc.	30,600	494
* Fairchild Semiconductor International, Inc.	254,200	3,777
* Flextronics International, Ltd.	413,300	5,312
* Freescale Semiconductor Inc. - Class A	157,800	3,694
Hewlett-Packard Co.	197,300	5,762
* International Rectifier Corp.	33,500	1,510
* Polycom, Inc.	115,300	1,864

Total		24,653

Materials (4.9%)
Air Products and Chemicals, Inc.	67,700	3,733
Alcoa, Inc.	43,000	1,050
The Dow Chemical Co.	100,900	4,204
International Paper Co.	105,600	3,147
Methanex Corp.	50,900	757

Total		12,891

Telecommunication Services (5.2%)
BellSouth Corp.	59,500	1,565
SBC Communications, Inc.	172,500	4,135
Sprint Nextel Corp.	199,100	4,735
Verizon Communications, Inc.	105,700	3,455

Total		13,890

Utilities (2.8%)
Duke Energy Corp.	104,500	3,048
Equitable Resources, Inc.	37,500	1,465
MDU Resources Group, Inc.	38,800	1,383
Pinnacle West Capital Corp.	31,600	1,393

Total		7,289

Total Common Stocks (Cost: $226,891)		255,064

Money Market Investments (3.4%)
Federal Government & Agencies (3.1%)
Federal Home Loan Bank Discount Corp., 3.60%, 10/14/05	1,600,000	1,598
Federal Home Loan Bank Discount Corp., 3.62%, 10/14/05 6,700,000	6,691

Total		8,289

Personal Credit Institutions (0.3%)
Rabobank Financial Corp., 3.87%, 10/3/05	800,000	800

Total		800

Total Money Market Investments (Cost: $9,089)		9,089

Total Investments (99.8%) (Cost $235,980)(a)		264,153

Other Assets, Less Liabilities (0.2%)		614

Total Net Assets (100.0%)		264,767

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $235,980 and the net unrealized appreciation of investments based on that cost was $28,173 which is comprised of $36,157 aggregate gross unrealized appreciation and $7,984 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Equity Income Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (95.1%)
Consumer Discretionary (13.8%)
* Comcast Corp. - Class A	44,300	1,302
Dow Jones & Co., Inc.	27,100	1,035
Eastman Kodak Co.	31,000	754
* Echostar Communications Corp.	10,700	316
Fortune Brands, Inc.	9,700	789
General Motors Corp.	8,100	248
Genuine Parts Co.	18,400	789
The Home Depot, Inc.	16,200	618
Knight-Ridder, Inc.	8,700	511
Mattel, Inc.	60,600	1,011
McDonald’s Corp.	20,900	700
The New York Times Co. - Class A	48,800	1,452
Newell Rubbermaid, Inc.	47,300	1,071
RadioShack Corp.	23,400	580
Sony Corp.	17,600	584
Time Warner, Inc.	90,100	1,632
Tribune Co.	30,600	1,037
Viacom, Inc. - Class B	50,900	1,681
The Walt Disney Co.	42,700	1,030

Total		17,140

Consumer Staples (9.4%)
Anheuser-Busch Companies, Inc.	36,600	1,575
Avon Products, Inc.	25,900	699
Campbell Soup Co.	30,900	919
The Coca-Cola Co.	37,200	1,606
Colgate-Palmolive Co.	28,300	1,494
ConAgra Foods, Inc.	15,200	376
General Mills, Inc.	22,900	1,104
Kimberly-Clark Corp.	13,300	792
McCormick & Co., Inc.	12,000	392
Sara Lee Corp.	5,400	102
SYSCO Corp.	6,500	204
Unilever NV	4,600	329
UST, Inc.	13,800	578
Wal-Mart Stores, Inc.	33,500	1,468

Total		11,638

Energy (9.2%)
Amerada Hess Corp.	11,900	1,636
Anadarko Petroleum Corp.	10,900	1,044
BP PLC, ADR	18,000	1,275
Chevron Corp.	38,200	2,473
Exxon Mobil Corp.	37,200	2,364
Royal Dutch Shell PLC, ADR A	28,800	1,890
Schlumberger, Ltd.	7,500	633

Total		11,315

Financials (18.7%)
American Express Co.	11,700	672
American International Group, Inc.	14,900	923

Bank of America Corp.	23,600	994
Bank of Ireland, ADR	8,000	508
The Charles Schwab Corp.	91,500	1,320
The Chubb Corp.	8,800	788
Citigroup, Inc.	14,200	646
Fannie Mae	12,600	565
Fifth Third Bancorp	29,000	1,065
Janus Capital Group, Inc.	17,700	256
JPMorgan Chase & Co.	71,988	2,443
Lincoln National Corp.	19,176	998
Marsh & McLennan Companies, Inc.	68,900	2,094
Mellon Financial Corp.	40,200	1,285
Mercantile Bankshares Corp.	7,800	420
Morgan Stanley	30,900	1,667
National City Corp.	13,300	445
Northern Trust Corp.	7,600	384
SAFECO Corp.	10,300	550
Simon Property Group, Inc.	7,200	534
The St. Paul Travelers Companies, Inc.	24,627	1,105
State Street Corp.	22,300	1,091
SunTrust Banks, Inc.	13,700	951
UnumProvident Corp.	43,200	886
Wells Fargo & Co.	7,800	457
Wilmington Trust Corp.	4,500	164

Total		23,211

Health Care (8.3%)
Abbott Laboratories	18,000	763
Baxter International, Inc.	19,800	789
* Boston Scientific Corp.	23,000	538
Bristol-Myers Squibb Co.	62,200	1,498
Johnson & Johnson	23,000	1,455
* MedImmune, Inc.	27,500	925
Merck & Co., Inc.	53,800	1,464
Pfizer, Inc.	24,200	604
Schering-Plough Corp.	40,100	844
Wyeth	30,200	1,397

Total		10,277

Industrials (12.7%)
Avery Dennison Corp.	18,300	959
Cendant Corp.	24,800	512
Cooper Industries, Ltd. - Class A	13,300	920
Deere & Co.	18,300	1,120
Eaton Corp.	7,200	458
Emerson Electric Co.	5,900	424
General Electric Co.	89,900	3,026
Honeywell International, Inc.	44,900	1,683
Lockheed Martin Corp.	17,900	1,093
Norfolk Southern Corp.	21,600	876
Pall Corp.	26,900	740
Raytheon Co.	25,100	954
Rockwell Automation, Inc.	3,000	159
Tyco International, Ltd.	7,600	212
Union Pacific Corp.	22,900	1,641
Waste Management, Inc.	31,600	904

Total		15,681

Information Technology (7.9%)
* Agilent Technologies, Inc.	10,200	334
Analog Devices, Inc.	22,500	836
* Cisco Systems, Inc.	25,400	455

Hewlett-Packard Co.	45,800	1,337
Intel Corp.	26,100	643
International Business Machines Corp.	19,900	1,597
* Lucent Technologies, Inc.	78,100	254
Microsoft Corp.	61,900	1,593
Motorola, Inc.	45,500	1,005
Nokia Oyj, ADR	49,200	832
Texas Instruments, Inc.	26,000	881

Total		9,767

Materials (5.3%)
Alcoa, Inc.	30,900	755
Chemtura Corp.	21,199	263
E. I. du Pont de Nemours and Co.	27,600	1,081
* Hercules, Inc.	24,300	297
Inco Limited	5,900	279
International Flavors & Fragrances, Inc.	24,200	862
International Paper Co.	55,100	1,643
MeadWestvaco Corp.	19,600	541
Vulcan Materials Co.	10,400	772

Total		6,493

Telecommunication Services (5.6%)
ALLTEL Corp.	20,000	1,302
AT&T Corp.	38,000	752
* Qwest Communications International, Inc.	190,500	781
SBC Communications, Inc.	44,000	1,055
Sprint Nextel Corp.	55,400	1,317
Telus Corp.	12,900	526
Verizon Communications, Inc.	35,000	1,144

Total		6,877

Utilities (4.2%)
Duke Energy Corp.	44,100	1,287
FirstEnergy Corp.	14,300	745
NiSource, Inc.	52,000	1,261
Progress Energy, Inc.	21,100	944
TECO Energy, Inc.	10,000	180
Xcel Energy, Inc.	40,300	790

Total		5,207

Total Common Stocks (Cost: $107,001)		117,606

Convertible Corporate Debt (0.1%)
Information Technology (0.1%)
Lucent Technologies, 8.00%, 8/1/31	165,000	170

Total Convertible Corporate Debt (Cost: $158)		170

Preferred Stocks (0.2%)
Financials (0.2%)
Unumprovident Corp.	5,900	190

Total Preferred Stocks (Cost: $148)		190

Money Market Investments (4.7%)
Other Holdings (4.7%)
Reserve Investment Fund	5,781,943	5,782

Total Money Market Investments (Cost: $5,782)		5,782

Total Investments (100.1%) (Cost $113,089)(a)		123,748

Other Assets, Less Liabilities (-0.1%)		(147)

Total Net Assets (100.0%)		123,601

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $113,089 and the net unrealized appreciation of investments based on that cost was $10,659 which is comprised of $14,882 aggregate gross unrealized appreciation and $4,223 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (98.7%)
Consumer Discretionary (10.6%)
* Apollo Group, Inc. - Class A	24,100	1,600
* AutoNation, Inc.	30,400	607
* AutoZone, Inc.	9,025	751
* Bed Bath & Beyond, Inc.	49,500	1,989
Best Buy Co., Inc.	66,875	2,911
* Big Lots, Inc.	19,100	210
The Black & Decker Corp.	13,400	1,100
Brunswick Corp.	16,300	615
Carnival Corp.	70,209	3,509
Centex Corp.	21,400	1,382
Circuit City Stores, Inc.	32,100	551
Clear Channel Communications, Inc.	79,150	2,603
* Coach, Inc.	63,200	1,982
* Comcast Corp. - Class A	369,770	10,864
Cooper Tire & Rubber Co.	10,700	163
D.R. Horton, Inc.	45,500	1,648
Dana Corp.	25,150	237
Darden Restaurants, Inc.	22,550	685
Delphi Corp.	94,087	260
Dillard’s, Inc. - Class A	10,064	210
Dollar General Corp.	45,648	837
Dow Jones & Co., Inc.	9,820	375
Eastman Kodak Co.	48,183	1,172
* eBay, Inc.	181,000	7,457
Family Dollar Stores, Inc.	28,000	556
Federated Department Stores, Inc.	44,223	2,957
Ford Motor Co.	308,594	3,043
Fortune Brands, Inc.	24,367	1,982
Gannett Co., Inc.	41,650	2,867
The Gap, Inc.	102,875	1,793
General Motors Corp.	94,827	2,903
Genuine Parts Co.	29,200	1,253
* The Goodyear Tire & Rubber Co.	29,500	460
H&R Block, Inc.	55,400	1,328
Harley-Davidson, Inc.	47,700	2,311
Harrah’s Entertainment, Inc.	30,450	1,985
Hasbro, Inc.	26,325	517
Hilton Hotels Corp.	64,050	1,430
The Home Depot, Inc.	359,894	13,726
International Game Technology	57,600	1,555
* The Interpublic Group of Companies, Inc.	70,900	825
J. C. Penney Co., Inc.	44,150	2,094
Johnson Controls, Inc.	32,200	1,998
Jones Apparel Group, Inc.	20,200	576
KB HOME	11,900	871
Knight-Ridder, Inc.	11,650	684
* Kohl’s Corp.	51,767	2,598
Leggett & Platt, Inc.	31,833	643
Limited Brands, Inc.	59,687	1,219
Liz Claiborne, Inc.	18,200	716
Lowe’s Companies, Inc.	129,550	8,343
Marriott International, Inc. - Class A	29,200	1,840
Mattel, Inc.	68,988	1,151
Maytag Corp.	13,333	243
McDonald’s Corp.	212,478	7,116
The McGraw-Hill Companies, Inc.	62,820	3,018
Meredith Corp.	6,800	339
The New York Times Co. - Class A	24,370	725
Newell Rubbermaid, Inc.	46,192	1,046

News Corp. - Class A	414,500	6,462
NIKE, Inc. - Class B	32,100	2,622
Nordstrom, Inc.	36,134	1,240
* Office Depot, Inc.	52,957	1,573
OfficeMax, Inc.	11,800	374
Omnicom Group, Inc.	30,700	2,567
Pulte Homes, Inc.	35,900	1,541
RadioShack Corp.	22,700	563
Reebok International, Ltd.	8,800	498
* Sears Holdings Corp.	17,180	2,138
The Sherwin-Williams Co.	18,613	820
Snap-on, Inc.	9,717	351
The Stanley Works	11,250	525
Staples, Inc.	123,550	2,634
* Starbucks Corp.	65,350	3,274
Starwood Hotels & Resorts Worldwide, Inc.	36,200	2,070
Target Corp.	148,057	7,689
Tiffany & Co.	24,067	957
Time Warner, Inc.	785,600	14,226
The TJX Companies, Inc.	78,900	1,616
Tribune Co.	46,736	1,584
* Univision Communications, Inc. - Class A	42,800	1,135
V.F. Corp	14,457	838
Viacom, Inc. - Class B	270,348	8,924
* Visteon Corp.	21,583	211
The Walt Disney Co.	342,257	8,259
Wendy’s International, Inc.	19,250	869
Whirlpool Corp.	11,250	852
Yum! Brands, Inc.	48,580	2,352

Total		199,193

Consumer Staples (9.6%)
Alberto-Culver Co.	13,250	593
Albertson’s, Inc.	61,754	1,584
Altria Group, Inc.	347,222	25,593
Anheuser-Busch Companies, Inc.	130,149	5,602
Archer-Daniels-Midland Co.	99,103	2,444
Avon Products, Inc.	79,100	2,136
Brown-Forman Corp. - Class B	9,818	585
Campbell Soup Co.	39,322	1,170
The Clorox Co.	25,850	1,436
The Coca-Cola Co.	351,175	15,166
Coca-Cola Enterprises, Inc.	39,400	768
Colgate-Palmolive Co.	87,722	4,631
ConAgra Foods, Inc.	86,867	2,150
* Constellation Brands, Inc. - Class A	32,800	853
Costco Wholesale Corp.	80,064	3,450
CVS Corp.	135,834	3,941
General Mills, Inc.	61,967	2,987
The Gillette Co.	167,235	9,733
H.J. Heinz Co.	58,717	2,146
The Hershey Co.	31,500	1,774
Kellogg Co.	47,557	2,194
Kimberly-Clark Corp.	80,256	4,778
* The Kroger Co.	122,205	2,516
McCormick & Co., Inc.	22,700	741
Molson Coors Brewing Co.	11,900	762
The Pepsi Bottling Group, Inc.	24,200	691
PepsiCo, Inc.	280,730	15,919
The Procter & Gamble Co.	414,910	24,670
Reynolds American, Inc.	14,100	1,171
Safeway, Inc.	75,100	1,923
Sara Lee Corp.	132,035	2,502
SUPERVALU, Inc.	22,850	711
SYSCO Corp.	106,125	3,329
Tyson Foods, Inc. - Class A	42,100	760
UST, Inc.	27,667	1,158

Wal-Mart Stores, Inc.	420,700	18,434
Walgreen Co.	171,446	7,449
Wm. Wrigley Jr. Co.	27,567	1,982

Total		180,432

Energy (10.2%)
Amerada Hess Corp.	13,300	1,829
Anadarko Petroleum Corp.	39,562	3,788
Apache Corp.	55,046	4,141
Baker Hughes, Inc.	56,830	3,392
BJ Services Co.	54,300	1,954
Burlington Resources, Inc.	64,666	5,259
Chevron Corp.	379,914	24,592
ConocoPhillips	233,420	16,318
Devon Energy Corp.	79,400	5,450
El Paso Corp.	108,071	1,502
EOG Resources, Inc.	40,120	3,005
Exxon Mobil Corp.	1,067,256	67,814
Halliburton Co.	84,769	5,808
Kerr-McGee Corp.	19,486	1,892
Kinder Morgan, Inc.	15,967	1,535
Marathon Oil Corp.	61,233	4,221
Murphy Oil Corp.	27,500	1,371
* Nabors Industries, Ltd.	23,050	1,656
* National-Oilwell Varco, Inc.	28,800	1,895
Noble Corp.	22,750	1,557
Occidental Petroleum Corp.	66,820	5,708
Rowan Companies, Inc.	18,150	644
Schlumberger, Ltd.	98,767	8,334
Sunoco, Inc.	23,100	1,806
* Transocean, Inc.	54,651	3,351
Valero Energy Corp.	50,500	5,710
* Weatherford International, Ltd.	27,600	1,895
The Williams Companies, Inc.	95,700	2,397
XTO Energy, Inc.	60,499	2,742

Total		191,566

Financials (19.6%)
ACE, Ltd.	48,200	2,269
AFLAC, Inc.	84,150	3,812
The Allstate Corp.	112,028	6,194
Ambac Financial Group, Inc.	18,200	1,311
American Express Co.	183,775	10,556
American International Group, Inc.	435,030	26,954
AmSouth Bancorporation	59,155	1,494
Aon Corp.	53,300	1,710
Apartment Investment & Management Co. - Class A	16,000	620
Archstone-Smith Trust	35,400	1,411
Bank of America Corp.	674,272	28,386
The Bank of New York Co., Inc.	130,553	3,840
BB&T Corp.	91,600	3,577
The Bear Stearns Companies, Inc.	19,095	2,096
Capital One Financial Corp.	48,400	3,849
The Charles Schwab Corp.	160,339	2,314
The Chubb Corp.	32,750	2,933
Cincinnati Financial Corp.	26,175	1,096
CIT Group, Inc.	35,300	1,595
Citigroup, Inc.	872,148	39,699
Comerica, Inc.	28,350	1,670
Compass Bancshares, Inc.	20,800	953
Countrywide Financial Corp.	98,500	3,249
* E*TRADE Financial Corp.	61,800	1,088
Equity Office Properties Trust	68,300	2,234
Equity Residential	48,100	1,821
Fannie Mae	162,248	7,272

Federated Investors, Inc. - Class B	13,800	459
Fifth Third Bancorp	80,934	2,973
First Horizon National Corp.	20,800	756
Franklin Resources, Inc.	24,350	2,044
Freddie Mac	115,786	6,537
Golden West Financial Corp.	42,800	2,542
The Goldman Sachs Group, Inc.	68,500	8,328
The Hartford Financial Services Group, Inc.	49,750	3,839
Huntington Bancshares, Inc.	38,942	875
Janus Capital Group, Inc.	38,029	550
Jefferson-Pilot Corp.	22,834	1,168
JPMorgan Chase & Co.	589,897	20,015
KeyCorp	68,375	2,205
Lehman Brothers Holdings, Inc.	46,422	5,407
Lincoln National Corp.	29,140	1,516
Loews Corp.	22,367	2,067
M&T Bank Corp.	13,700	1,448
Marsh & McLennan Companies, Inc.	89,380	2,716
Marshall & Ilsley Corp.	33,000	1,436
MBIA, Inc.	22,750	1,379
MBNA Corp.	212,515	5,236
Mellon Financial Corp.	70,968	2,269
Merrill Lynch & Co., Inc.	158,500	9,724
MetLife, Inc.	122,936	6,126
MGIC Investment Corp.	15,800	1,014
Moody’s Corp.	42,250	2,158
Morgan Stanley	183,713	9,909
National City Corp.	92,097	3,080
North Fork Bancorporation, Inc.	80,050	2,041
Northern Trust Corp.	31,150	1,575
Plum Creek Timber Co., Inc.	30,800	1,168
PNC Financial Services Group, Inc.	47,567	2,760
Principal Financial Group, Inc.	49,300	2,335
The Progressive Corp.	33,300	3,489
ProLogis	31,300	1,387
* Providian Financial Corp.	49,357	873
Prudential Financial, Inc.	87,500	5,912
Public Storage, Inc.	17,300	1,159
Regions Financial Corp.	77,730	2,419
SAFECO Corp.	21,350	1,140
Simon Property Group, Inc.	36,800	2,728
SLM Corp.	70,342	3,773
Sovereign Bancorp, Inc.	61,100	1,347
The St. Paul Travelers Companies, Inc.	113,010	5,071
State Street Corp.	55,500	2,715
SunTrust Banks, Inc.	53,333	3,704
Synovus Financial Corp.	52,150	1,446
T. Rowe Price Group, Inc.	19,600	1,280
Torchmark Corp.	17,450	922
U.S. Bancorp	307,321	8,630
UnumProvident Corp.	49,931	1,024
Vornado Realty Trust	19,500	1,689
Wachovia Corp.	264,257	12,576
Washington Mutual, Inc.	147,087	5,769
Wells Fargo & Co.	282,880	16,568
XL Capital, Ltd. - Class A	23,500	1,599
Zions Bancorporation	15,000	1,068

Total		369,946

Health Care (13.1%)
Abbott Laboratories	259,950	11,022
* Aetna, Inc.	48,654	4,191
Allergan, Inc.	21,867	2,003
AmerisourceBergen Corp.	17,700	1,368
* Amgen, Inc.	207,517	16,533
Applera Corp. - Applied Biosystems Group	33,133	770
Bausch & Lomb, Inc.	9,000	726

Baxter International, Inc.	104,100	4,150
Becton, Dickinson and Co.	42,350	2,220
* Biogen Idec, Inc.	57,790	2,282
Biomet, Inc.	42,245	1,466
* Boston Scientific Corp.	110,372	2,579
Bristol-Myers Squibb Co.	327,608	7,882
C. R. Bard, Inc.	17,600	1,162
Cardinal Health, Inc.	71,825	4,557
* Caremark Rx, Inc.	76,100	3,800
* Chiron Corp.	18,222	795
CIGNA Corp.	21,929	2,585
* Coventry Health Care, Inc.	18,000	1,548
Eli Lilly and Co.	190,006	10,169
* Express Scripts, Inc.	24,900	1,549
* Fisher Scientific International, Inc.	20,100	1,247
* Forest Laboratories, Inc.	57,066	2,224
* Genzyme Corp.	42,300	3,030
* Gilead Sciences, Inc.	75,800	3,696
Guidant Corp.	54,488	3,754
HCA, Inc.	66,611	3,192
Health Management Associates, Inc. - Class A	41,300	969
* Hospira, Inc.	26,465	1,084
* Humana, Inc.	27,100	1,298
IMS Health, Inc.	37,967	956
Johnson & Johnson	498,537	31,548
* King Pharmaceuticals, Inc.	40,566	624
* Laboratory Corporation of America Holdings	22,600	1,101
Manor Care, Inc.	13,300	511
McKesson Corp.	49,505	2,349
* Medco Health Solutions, Inc.	50,572	2,773
* MedImmune, Inc.	41,500	1,396
Medtronic, Inc.	202,800	10,874
Merck & Co., Inc.	369,420	10,052
* Millipore Corp.	8,400	528
Mylan Laboratories, Inc.	36,600	705
PerkinElmer, Inc.	21,700	442
Pfizer, Inc.	1,246,634	31,128
Quest Diagnostics, Inc.	26,800	1,354
Schering-Plough Corp.	247,350	5,207
* St. Jude Medical, Inc.	60,700	2,841
Stryker Corp.	58,100	2,872
* Tenet Healthcare Corp.	78,550	882
* Thermo Electron Corp.	27,000	834
* UnitedHealth Group, Inc.	212,244	11,928
* Waters Corp.	19,700	820
* Watson Pharmaceuticals, Inc.	17,500	641
* WellPoint, Inc.	102,700	7,787
Wyeth	224,429	10,384
* Zimmer Holdings, Inc.	41,437	2,855

Total		247,243

Industrials (11.0%)
3M Co.	128,976	9,462
* Allied Waste Industries, Inc.	35,450	300
American Power Conversion Corp.	28,450	737
American Standard Companies, Inc.	24,300	1,131
Avery Dennison Corp.	15,350	804
The Boeing Co.	138,576	9,416
Burlington Northern Santa Fe Corp.	63,085	3,772
Caterpillar, Inc.	114,576	6,731
Cendant Corp.	176,333	3,640
Cintas Corp.	21,033	863
Cooper Industries, Ltd. - Class A	15,600	1,079
CSX Corp.	36,350	1,690
Cummins, Inc.	6,800	598
Danaher Corp.	40,400	2,175
Deere & Co.	41,360	2,531

Dover Corp.	34,167	1,394
Eaton Corp.	25,300	1,608
Emerson Electric Co.	69,850	5,015
Equifax, Inc.	21,800	762
FedEx Corp.	50,620	4,411
Fluor Corp.	14,500	934
General Dynamics Corp.	33,600	4,017
General Electric Co.	1,778,206	59,873
Goodrich Corp.	20,200	896
Honeywell International, Inc.	143,050	5,364
Illinois Tool Works, Inc.	42,400	3,491
Ingersoll-Rand Co., Ltd. - Class A	56,560	2,162
ITT Industries, Inc.	15,500	1,761
L-3 Communications Holdings, Inc.	19,900	1,573
Lockheed Martin Corp.	61,008	3,724
Masco Corp.	72,700	2,230
* Monster Worldwide, Inc.	20,267	622
* Navistar International Corp.	10,250	332
Norfolk Southern Corp.	67,757	2,748
Northrop Grumman Corp.	60,220	3,273
PACCAR, Inc.	29,107	1,976
Pall Corp.	20,850	573
Parker Hannifin Corp.	20,175	1,297
Pitney Bowes, Inc.	38,537	1,609
R. R. Donnelley & Sons Co.	35,734	1,325
Raytheon Co.	75,800	2,882
Robert Half International, Inc.	24,440	870
Rockwell Automation, Inc.	27,450	1,452
Rockwell Collins, Inc.	29,850	1,442
Ryder System, Inc.	10,800	370
Southwest Airlines Co.	114,467	1,700
Textron, Inc.	22,650	1,624
Tyco International, Ltd.	338,608	9,430
Union Pacific Corp.	44,060	3,159
United Parcel Service, Inc. - Class B	186,800	12,913
United Technologies Corp.	171,634	8,898
W.W. Grainger, Inc.	12,800	805
Waste Management, Inc.	95,285	2,726

Total		206,170

Information Technology (15.0%)
* ADC Telecommunications, Inc.	19,464	445
Adobe Systems, Inc.	81,950	2,446
* Advanced Micro Devices, Inc.	66,200	1,668
* Affiliated Computer Services, Inc. - Class A	21,200	1,158
* Agilent Technologies, Inc.	62,637	2,051
* Altera Corp.	62,311	1,191
Analog Devices, Inc.	62,057	2,305
* Andrew Corp.	27,237	304
* Apple Computer, Inc.	138,100	7,404
Applied Materials, Inc.	275,600	4,674
* Applied Micro Circuits Corp.	51,400	154
Autodesk, Inc.	38,368	1,782
Automatic Data Processing, Inc.	97,850	4,211
* Avaya, Inc.	80,016	824
* BMC Software, Inc.	37,160	784
* Broadcom Corp. - Class A	41,800	1,961
* CIENA Corp.	96,700	255
* Cisco Systems, Inc.	1,071,500	19,212
* Citrix Systems, Inc.	28,420	714
Computer Associates International, Inc.	78,292	2,177
* Computer Sciences Corp.	30,850	1,460
* Compuware Corp.	65,157	619
* Comverse Technology, Inc.	33,600	883
* Convergys Corp.	23,850	343
* Corning, Inc.	243,000	4,697
* Dell, Inc.	405,933	13,883

* Electronic Arts, Inc.	51,400	2,924
Electronic Data Systems Corp.	86,967	1,952
* EMC Corp.	402,874	5,213
First Data Corp.	130,532	5,221
* Fiserv, Inc.	32,025	1,469
Freescale Semiconductor, Inc.	67,323	1,587
* Gateway, Inc.	36,750	99
Hewlett-Packard Co.	483,926	14,131
Intel Corp.	1,034,963	25,512
International Business Machines Corp.	270,439	21,695
* Intuit, Inc.	31,100	1,394
* Jabil Circuit, Inc.	27,467	849
* JDS Uniphase Corp.	276,300	613
KLA-Tencor Corp.	33,000	1,609
* Lexmark International, Inc. - Class A	19,900	1,215
Linear Technology Corp.	51,350	1,930
* LSI Logic Corp.	65,000	640
* Lucent Technologies, Inc.	742,736	2,414
Maxim Integrated Products, Inc.	55,000	2,346
* Mercury Interactive Corp.	14,500	574
* Micron Technology, Inc.	103,050	1,371
Microsoft Corp.	1,539,700	39,615
Molex, Inc.	24,350	650
Motorola, Inc.	411,177	9,083
National Semiconductor Corp.	58,486	1,538
* NCR Corp.	31,300	999
* Network Appliance, Inc.	61,400	1,458
* Novell, Inc.	63,900	476
* Novellus Systems, Inc.	23,200	582
* NVIDIA Corp.	28,300	970
* Oracle Corp.	620,625	7,690
* Parametric Technology Corp.	45,580	318
Paychex, Inc.	55,835	2,070
* PMC-Sierra, Inc.	30,200	266
* QLogic Corp.	15,250	522
QUALCOMM, Inc.	273,934	12,259
Sabre Holdings Corp. - Class A	21,967	445
* Sanmina-SCI Corp.	88,100	378
Scientific-Atlanta, Inc.	25,500	957
Siebel Systems, Inc.	86,600	895
* Solectron Corp.	163,000	637
* Sun Microsystems, Inc.	571,097	2,239
* Symantec Corp.	199,854	4,529
Symbol Technologies, Inc.	40,750	394
Tektronix, Inc.	14,860	375
* Tellabs, Inc.	75,192	791
* Teradyne, Inc.	32,850	542
Texas Instruments, Inc.	278,700	9,448
* Unisys Corp.	56,850	377
* Xerox Corp.	160,600	2,192
Xilinx, Inc.	58,800	1,638
* Yahoo!, Inc.	203,700	6,893

Total		283,589

Materials (2.9%)
Air Products and Chemicals, Inc.	38,467	2,121
Alcoa, Inc.	146,207	3,570
Allegheny Technologies, Inc.	13,917	431
Ashland, Inc.	10,300	569
Ball Corp.	18,432	677
Bemis Co., Inc.	18,000	445
The Dow Chemical Co.	161,209	6,718
E. I. du Pont de Nemours and Co.	167,028	6,542
Eastman Chemical Co.	13,425	631
Ecolab, Inc.	30,800	983
Engelhard Corp.	20,200	564
Freeport-McMoRan Copper & Gold, Inc. - Class B	30,081	1,462

Georgia-Pacific Corp.	43,604	1,485
* Hercules, Inc.	18,900	231
International Flavors & Fragrances, Inc.	13,700	488
International Paper Co.	82,266	2,452
Louisiana-Pacific Corp.	18,600	515
MeadWestvaco Corp.	31,279	864
Monsanto Co.	44,953	2,821
Newmont Mining Corp.	74,780	3,527
Nucor Corp.	26,866	1,585
* Pactiv Corp.	25,000	438
Phelps Dodge Corp.	16,224	2,108
PPG Industries, Inc.	28,767	1,703
Praxair, Inc.	54,200	2,598
Rohm and Haas Co.	26,680	1,097
* Sealed Air Corp.	14,021	665
Sigma-Aldrich Corp.	11,500	737
Temple-Inland, Inc.	18,900	772
United States Steel Corp.	19,150	811
Vulcan Materials Co.	17,100	1,269
Weyerhaeuser Co.	41,080	2,824

Total		53,703

Telecommunication Services (3.1%)
ALLTEL Corp.	63,857	4,158
AT&T Corp.	134,307	2,659
BellSouth Corp.	306,965	8,073
CenturyTel, Inc.	22,000	770
Citizens Communications Co.	57,100	774
* Qwest Communications International, Inc.	252,935	1,037
SBC Communications, Inc.	553,747	13,273
Sprint Nextel Corp.	489,602	11,643
Verizon Communications, Inc.	463,942	15,166

Total		57,553

Utilities (3.6%)
* The AES Corp.	109,500	1,799
* Allegheny Energy, Inc.	27,300	839
Ameren Corp.	34,067	1,822
American Electric Power Co., Inc.	64,340	2,554
* Calpine Corp.	95,260	247
Centerpoint Energy, Inc.	45,062	670
Cinergy Corp.	33,284	1,478
* CMS Energy Corp.	36,700	604
Consolidated Edison, Inc.	40,750	1,978
Constellation Energy Group	29,800	1,836
Dominion Resources, Inc.	57,095	4,919
DTE Energy Co.	29,250	1,341
Duke Energy Corp.	155,330	4,531
* Dynegy, Inc. - Class A	47,300	223
Edison International	54,620	2,582
Entergy Corp.	35,509	2,639
Exelon Corp.	112,224	5,998
FirstEnergy Corp.	55,265	2,880
FPL Group, Inc.	65,714	3,128
KeySpan Corp.	29,000	1,067
Nicor, Inc.	7,350	309
NiSource, Inc.	45,573	1,105
Peoples Energy Corp.	6,400	252
PG&E Corp.	62,025	2,434
Pinnacle West Capital Corp.	16,500	727
PPL Corp.	63,668	2,058
Progress Energy, Inc.	41,692	1,866
Public Service Enterprise Group, Inc.	40,036	2,577
Sempra Energy	42,902	2,019
The Southern Co.	124,800	4,463

TECO Energy, Inc.	34,700	625
TXU Corp.	40,165	4,534
Xcel Energy, Inc.	67,420	1,322

Total		67,426

Total Common Stocks (Cost: $1,395,476)		1,856,821

Money Market Investments (1.2%)
Federal Government & Agencies (0.2%)
(b) Federal National Mortgage Association, 3.62%, 12/28/05	3,000,000	2,973

Total		2,973

Security Brokers and Dealers (0.5%)
(b) Morgan Stanley Dean Witter, 3.80%, 10/6/05	10,000,000	9,994

Total		9,994

Short Term Business Credit (0.5%)
(b) Sheffield Receivables, 3.78%, 10/28/05	10,000,000	9,972

Total		9,972

Total Money Market Investments (Cost: $22,940)		22,939

Total Investments (99.9%) (Cost $1,418,416)(a)		1,879,760

Other Assets, Less Liabilities (0.1%)		1,842

Total Net Assets (100.0%)		1,881,602

*	Non-Income Producing

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $1,418,416 and the net unrealized appreciation of investments based on that cost was $461,344 which is comprised of $623,935 aggregate gross unrealized appreciation and $162,591 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2005, $23,046)	74	12/05	$(212)

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Domestic Common Stocks and Warrants (41.9%)
LARGE CAP COMMON STOCKS (30.0%)
Consumer Discretionary (4.7%)
* Bed Bath & Beyond, Inc.		5,600	225
Best Buy Co., Inc.		9,650	420
Carnival Corp.		12,200	610
* eBay, Inc.		5,900	243
Federated Department Stores, Inc.		6,100	408
Fortune Brands, Inc.		14,200	1,155
Harley-Davidson, Inc.		6,800	329
J. C. Penney Co., Inc.		15,500	735
* Kohl’s Corp.		9,700	487
Lowe’s Companies, Inc.		11,000	708
McDonald’s Corp.		9,800	328
The McGraw-Hill Companies, Inc.		14,300	687
News Corp. - Class A		33,000	514
NIKE, Inc. - Class B		7,300	596
Omnicom Group, Inc.		8,900	744
Staples, Inc.		29,350	626
Starwood Hotels & Resorts Worldwide, Inc.		11,100	635
Target Corp.		22,300	1,159
Time Warner, Inc.		19,900	360

Total			10,969

Consumer Staples (2.4%)
Altria Group, Inc.		19,300	1,422
CVS Corp.		23,600	685
PepsiCo, Inc.		17,900	1,015
The Procter & Gamble Co.		18,300	1,088
Wal-Mart Stores, Inc.		18,200	798
Walgreen Co.		14,400	626

Total			5,634

Energy (3.0%)
BP PLC, ADR		10,100	716
ConocoPhillips		20,100	1,404
EOG Resources, Inc.		14,700	1,101
Exxon Mobil Corp.		21,700	1,379
Halliburton Co.		13,800	946
Noble Corp.		11,700	801
Valero Energy Corp.		6,300	712

Total			7,059

Financials (4.0%)
American Express Co.		9,100	523
American International Group, Inc.		15,800	980
Capital One Financial Corp.		6,400	509
The Chubb Corp.		9,000	806
Citigroup, Inc.		16,700	760
Genworth Financial, Inc.		22,800	735
The Goldman Sachs Group, Inc.		5,200	632
Legg Mason, Inc.		4,900	537
Lehman Brothers Holdings, Inc.		6,200	722
Prudential Financial, Inc.		12,000	811

SLM Corp.	6,100	327
U.S. Bancorp	21,700	609
Wachovia Corp.	11,000	523
Wells Fargo & Co.	15,700	921

Total		9,395

Health Care (5.2%)
Abbott Laboratories	17,900	759
* Aetna, Inc.	10,300	887
* Amgen, Inc.	17,400	1,386
* Caremark Rx, Inc.	15,700	784
Eli Lilly and Co.	9,100	487
* Fisher Scientific International, Inc.	10,500	652
* Genentech, Inc.	7,000	589
* Gilead Sciences, Inc.	11,300	551
Johnson & Johnson	17,900	1,133
Medtronic, Inc.	15,600	836
Novartis AG, ADR	6,400	326
Pfizer, Inc.	31,100	777
* St. Jude Medical, Inc.	18,200	852
Teva Pharmaceutical Industries, Ltd., ADR	20,600	688
* UnitedHealth Group, Inc.	14,300	804
* Zimmer Holdings, Inc.	7,900	544

Total		12,055

Industrials (2.7%)
American Standard Companies, Inc.	11,800	549
Burlington Northern Santa Fe Corp.	11,900	712
Caterpillar, Inc.	8,400	494
Danaher Corp.	9,900	533
Emerson Electric Co.	7,400	531
FedEx Corp.	7,200	627
General Electric Co.	63,800	2,148
Honeywell International, Inc.	11,100	416
Norfolk Southern Corp.	8,900	361

Total		6,371

Information Technology (6.6%)
* Accenture, Ltd. - Class A	23,500	598
* Advanced Micro Devices, Inc.	15,800	398
* Affiliated Computer Services, Inc. - Class A	11,400	622
* Amdocs, Ltd.	18,800	521
* ASML Holding N.V.	40,600	670
* Broadcom Corp. - Class A	18,200	854
* Cisco Systems, Inc.	42,900	769
* Dell, Inc.	28,500	975
* Electronic Arts, Inc.	12,100	688
First Data Corp.	14,600	584
* Google, Inc. - Class A	1,900	601
Intel Corp.	29,400	725
International Business Machines Corp.	10,100	810
* Juniper Networks, Inc.	13,600	324
Maxim Integrated Products, Inc.	8,500	363
Microsoft Corp.	47,600	1,224
National Semiconductor Corp.	26,300	692
* Oracle Corp.	49,200	610
QUALCOMM, Inc.	17,700	792
Telefonaktiebolaget LM Ericsson, ADR	15,400	567
Texas Instruments, Inc.	25,100	851
* VeriSign, Inc.	18,500	395
* Yahoo!, Inc.	17,166	581

Total		15,214

Materials (0.7%)
Monsanto Co.	6,700	420
Praxair, Inc.	16,100	772
Weyerhaeuser Co.	8,200	564

Total		1,756

Telecommunication Services (0.4%)
SBC Communications, Inc.	12,700	304
Sprint Nextel Corp.	28,700	683

Total		987

Utilities (0.3%)
Exelon Corp.	9,500	508
PG&E Corp.	7,900	310

Total		818

Total LARGE CAP COMMON STOCKS		70,258

SMALL CAP COMMON STOCKS (11.9%)
Consumer Discretionary (2.4%)
* AnnTaylor Stores Corp.	11,025	293
* Beacon Roofing Supply, Inc.	4,800	157
* The Cheesecake Factory, Inc.	3,000	94
Choice Hotels International, Inc.	4,100	265
* Coach, Inc.	9,100	285
* Digital Theater Systems, Inc.	9,800	165
Garmin Ltd.	3,100	210
* Golf Galaxy, Inc.	3,000	48
* Hibbett Sporting Goods, Inc.	9,000	200
Jones Apparel Group, Inc.	5,500	157
* Lamar Advertising Co. - Class A	3,700	168
* LKQ Corp.	700	21
Michaels Stores, Inc.	18,600	615
* O’Reilly Automotive, Inc.	41,000	1,155
Orient-Express Hotel, Ltd. - Class A	10,100	287
* Payless ShoeSource, Inc.	2,800	49
* Pinnacle Entertainment, Inc.	9,700	178
* Pixar	5,800	258
Polaris Industries, Inc.	1,000	50
* Scientific Games Corp.	9,600	298
* Sharper Image Corp.	4,200	53
Station Casinos, Inc.	5,700	378
The Talbots, Inc.	6,900	206

Total		5,590

Energy (1.2%)
BJ Services Co.	12,300	443
CARBO Ceramics, Inc.	2,400	158
* Grant Prideco, Inc.	5,000	203
* Grey Wolf, Inc.	18,400	155
* National Oilwell Varco, Inc.	12,900	849
* Newfield Exploration Co.	5,700	280
Patterson-UTI Energy, Inc.	8,000	289
Range Resources Corp.	4,200	162
Smith International, Inc.	10,600	353

Total		2,892

Financials (0.6%)
Assured Guaranty, Ltd.	7,900	189
BankAtlantic Bancorp, Inc. - Class A	7,900	134
* CapitalSource, Inc.	9,100	198
Greater Bay Bancorp	2,200	54
Greenhill & Co., Inc.	3,100	129
Investors Financial Services Corp.	6,600	217
Main Street Banks, Inc.	1,800	48
OptionsXpress Holdings, Inc.	4,161	79
* Refco, Inc.	700	20
* SVB Financial Group	4,000	195
* Trammell Crow Co.	10,300	254

Total		1,517

Health Care (2.9%)
* Adams Respiratory Therapeutics, Inc.	2,266	73
* The Advisory Board Co.	2,000	104
* Caremark Rx, Inc.	13,836	691
* Centene Corp.	1,800	45
* Cytyc Corp.	13,100	352
* DaVita, Inc.	31,850	1,466
Health Management Associates, Inc. - Class A	17,000	399
* Horizon Health Corp.	5,200	141
* Kinetic Concepts, Inc.	7,200	409
* Kyphon, Inc.	8,000	352
* Lincare Holdings, Inc.	17,700	727
* Patterson Companies, Inc.	6,100	244
* Providence Service Corp.	2,600	80
* Psychiatric Solutions, Inc.	6,200	336
* Radiation Therapy Services, Inc.	8,400	268
* Renal Care Group, Inc.	16,100	762
* Syneron Medical Ltd., ADR	3,700	135
* Varian Medical Systems Inc.	6,800	269

Total		6,853

Industrials (1.5%)
Brady Corp. - Class A	3,500	108
C.H. Robinson Worldwide, Inc.	9,200	590
The Corporate Executive Board Co.	3,100	242
Expeditors International of Washington, Inc.	3,000	170
Forward Air Corp.	5,800	214
J.B. Hunt Transport Services, Inc.	6,700	127
Knight Transportation, Inc.	16,425	400
L-3 Communications Holdings, Inc.	3,200	253
* Marlin Business Services, Inc.	8,200	189
MSC Industrial Direct Co., Inc. - Class A	14,500	481
Pentair, Inc.	3,500	128
Robert Half International, Inc.	11,100	395
* Stericycle, Inc.	1,800	103

Total		3,400

Information Technology (3.2%)
* Activision, Inc.	21,166	433
* Alliance Data Systems Corp.	1,200	47
* Altera Corp.	13,400	256
* Amdocs, Ltd.	11,700	324
Amphenol Corp. - Class A	5,100	206
* ATI Technologies, Inc.	18,200	254
* Blackboard, Inc.	1,800	45

* CheckFree Corp.	4,200	159
* Cogent, Inc.	12,700	302
* Cognos, Inc.	7,800	304
* Cree, Inc.	9,100	228
* Digital River, Inc.	4,200	146
* Essex Corp.	7,100	154
* FLIR Systems, Inc.	3,600	106
* Genesis Microchip, Inc.	7,300	160
Harris Corp.	8,400	351
* Hewitt Associates, Inc.	9,200	251
* Integrated Device Technology, Inc.	19,240	207
* iPayment Holdings, Inc.	2,000	76
* Kanbay International, Inc.	5,723	108
KLA-Tencor Corp.	6,500	317
* Lam Research Corp.	12,100	369
Microchip Technology, Inc.	13,100	395
* MKS Instruments, Inc.	4,100	71
* NAVTEQ	4,100	205
Paychex, Inc.	9,900	367
* Semtech Corp.	8,400	138
* Sonic Solutions	3,900	84
* Tekelec	9,200	193
* Tessera Technologies, Inc.	6,300	188
* THQ, Inc.	6,450	138
* TNS, Inc.	1,000	24
* Unica Corp.	3,900	43
* VeriFone Holdings, Inc.	4,400	88
* Verint Systems, Inc.	5,000	205
* VeriSign, Inc.	5,600	120
* Westell Technologies, Inc. - Class A	18,900	69
* Zebra Technologies Corp. - Class A	5,200	203

Total		7,334

Telecommunication Services (0.1%)
* NeuStar, Inc. - Class A	6,500	208

Total		208

Utilities (0.0%)
ITC Holdings Corp.	200	6

Total		6

Total SMALL CAP COMMON STOCKS		27,800

Warrants (0.0%)
Foods (0.0%)
B&G Foods, Inc. - EIS	3,775	48

Total		48

Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.	298	4

Total		4

Industrial Goods and Services (0.0%)
Sino Thai Engineering & Construction PCL - Warrant	32,733	4

Total		4

Information Technology (0.0%)
Belluna Co., Ltd. - Warrant		307	0

Total			0

Telecommunications (0.0%)
American Tower Corp. - Warrants		100	4
IWO Holdings, Inc. 144A		50	0

Total			4

Total Warrants			60

Total Domestic Common Stocks and Warrants (Cost: $83,369)			98,118

Foreign Common Stocks (16.4%)
Basic Materials (0.7%)
† BASF AG	Germany	3,085	233
† CRH PLC	Ireland	9,116	248
Cumerio-Strip VVPR	Belgium	75	0
† K†S AG	Germany	4,580	324
† Nissan Chemical Industries, Ltd.	Japan	23,000	289
† Sumitomo Chemical Co., Ltd.	Japan	46,000	287
†* Syngenta AG	Switzerland	2,550	268
* Umicore-Strip VVPR	Belgium	75	0

Total			1,649

Conglomerates (0.4%)
† Grupo Ferrovial SA	Spain	7,835	655
† Nomura TOPIX Exchange Traded Fund	Japan	26,900	338

Total			993

Consumer Cyclical (2.9%)
† Bridgestone Corp.	Japan	14,000	302
Carnival Corp.	United Kingdom	5,095	255
† Dentsu, Inc.	Japan	50	143
† Enter Tech Co., Ltd.	South Korea	6,242	129
† Esprit Holdings, Ltd.	Hong Kong	60,500	453
Grupo Televisa SA ADR	Mexico	3,710	266
† Hyundai Motor Co.	South Korea	4,820	378
† Lagardere SCA	France	3,320	237
† Leoni AG	Germany	2,165	70
† Lindex AB	Sweden	3,740	194
† Nokian Renkaat OYJ	Finland	19,950	474
* NorGani Hotels ASA	Norway	25,535	231
† OPAP SA	Greece	6,100	190
† Plenus Co., Ltd.	Japan	7,900	273
† Porsche AG	Germany	330	254
† Punch Taverns PLC	United Kingdom	26,760	379
† Ryohin Keikaku Co., Ltd.	Japan	4,600	298
† Shimamura Co., Ltd.	Japan	2,000	223
† Signet Group PLC	United Kingdom	123,210	224
†* Sportingbet PLC	United Kingdom	47,855	264
†* Take and Give Needs Co., Ltd.	Japan	100	111
† Techtronic Industries Co., Ltd.	Hong Kong	127,000	324
* Urbi Desarrollos Urbanos SA	Mexico	28,905	212
† Vivendi Universal SA	France	8,090	265
Wal-Mart de Mexico - Series V	Mexico	66,885	339
† Wolseley PLC	United Kingdom	11,500	244

Total			6,732

Consumer Non-Cyclical (1.2%)
† Coca-Cola Hellenic Bottling Co. SA	Greece	9,835	287
† Metro AG	Germany	4,165	206
Natura Cosmeticos SA	Brazil	8,220	327
† Nestle SA	Switzerland	805	237
† Puma AG	Germany	600	163
† Reckitt Benckiser PLC	United Kingdom	8,555	262
†* RHM PLC	United Kingdom	5,830	32
†* Royal Numico N.V.	Netherlands	6,245	274
† SABMiller PLC	United Kingdom	13,790	268
† Swedish Match AB	Sweden	22,300	267
† Tesco PLC	United Kingdom	59,265	325
† Woolworths, Ltd.	Australia	21,800	277

Total			2,925

Energy (1.3%)
†* Awilco Offshore ASA	Norway	25,135	135
† BG Group	United Kingdom	44,210	421
† BP PLC	United Kingdom	10,015	119
† Burren Energy PLC	United Kingdom	6,975	103
EnCana Corp.	Canada	9,550	555
† Eni SPA	Italy	11,300	336
* Geo ASA	Norway	13,410	63
†* Revus Energy ASA	Norway	1,265	11
† Technip SA	France	6,652	396
†* TGS Nopec Geophysical Co. ASA	Norway	5,520	237
† Total SA	France	840	229
* Western Oil Sands, Inc.	Canada	18,600	448

Total			3,053

Financials (3.7%)
† Admiral Group PLC	United Kingdom	34,995	263
† Allianz AG	Germany	2,325	315
† Anglo Irish Bank Corp. PLC	Ireland	52,386	719
† Banca Fideuram SPA	Italy	44,190	254
† Banca Popolare Italiana	Italy	7,800	77
†* Banco Espanol de Credito SA	Spain	15,550	221
† Bank of Yokohama, Ltd.	Japan	46,000	351
† BNP Paribas SA	France	4,565	348
† Chiba Bank, Ltd.	Japan	41,000	334
† Credit Saison Co., Ltd.	Japan	7,500	330
† Credit Suisse Group	Switzerland	6,330	282
Cyrela Brazil Realty SA	Brazil	800	7
† DNB NOR ASA	Norway	29,230	303
† E*Trade Securities Co., Ltd.	Japan	33	147
† Erste Bank Der Oesterreichischen Sparkassen AG	Austria	6,960	374
† Fondiaria-Sai SPA	Italy	10,165	309
† Foreningssparbanken AB	Sweden	10,350	251
† Hopewell Holdings, Ltd.	Hong Kong	81,000	215
† Hypo Real Estate Holding AG	Germany	5,725	290
† Hysan Development Co., Ltd.	Hong Kong	92,700	233
† ING Groep NV	Netherlands	9,500	284
† Kookmin Bank	South Korea	5,940	352
† Man Group PLC	United Kingdom	8,260	242
Manulife Financial Corp.	Canada	4,865	259
† National Bank of Greece SA	Greece	6,900	275
†* NETeller PLC	United Kingdom	13,995	205
† OTP Bank	Hungary	11,560	456
† Prudential PLC	United Kingdom	29,060	265
† Storebrand ASA	Norway	33,640	330
The Toronto-Dominion Bank	Canada	5,600	278

Total			8,569

Health Care (1.4%)
†* Capio AB	Sweden	17,545	347
† CSL, Ltd.	Australia	8,270	243
† Elekta AB	Sweden	6,615	304
† GN Store Nord A/S	Denmark	20,755	275
† Hisamitsu Pharmaceutical Co., Inc.	Japan	9,400	252
* Neurochem, Inc.	Canada	1,800	23
† Nobel Biocare Holding AG	Switzerland	1,245	295
† Roche Holding AG	Switzerland	2,825	395
† Schwarz Pharma AG	Germany	6,340	392
† Stada Arzneimittel AG	Germany	6,970	250
† Synthes, Inc.	Switzerland	1,965	231
† Takeda Pharmaceutical Co., Ltd.	Japan	5,600	335

Total			3,342

Industrial Goods and Services (2.2%)
† Atlas Copco AB	Sweden	13,520	263
† Capita Group PLC	United Kingdom	38,795	259
† Carbone Lorraine SA	France	4,745	221
† Chiyoda Corp.	Japan	34,000	631
† Daewoo Shipbuilding & Marine Engineering Co., Ltd.	South Korea	8,200	186
†* Deutz AG	Germany	23,165	123
† Hays PLC	United Kingdom	90,530	197
† Kajima Corp.	Japan	57,000	273
† Keyence Corp.	Japan	900	228
† Koninklijke BAM Groep NV	Netherlands	4,305	397
† Kubota Corp.	Japan	53,000	370
† Meggitt PLC	United Kingdom	46,223	265
† Metso OYJ	Finland	9,560	244
† Neopost SA	France	3,880	377
† SGS SA	Switzerland	350	271
Sino Thai Engineering & Contruction PCL	Thailand	409,900	126
† Vinci SA	France	5,615	485
† Volvo AB	Sweden	5,310	232

Total			5,148

Technology (1.7%)
† Advantest Corp.	Japan	2,900	225
†* Axalto Holding NV	France	8,760	323
† Axell Corp.	Japan	53	183
†* Cap Gemini SA	France	7,220	282
Daeduck Electronics Co., Ltd.	South Korea	8,740	87
† Ericsson LM - B Shares	Sweden	89,525	330
†* Gresham Computing PLC	United Kingdom	38,450	59
† Hoya Corp.	Japan	9,300	311
† Humax Co., Ltd.	South Korea	11,095	266
† Indra Sistemas, SA	Spain	15,340	339
† Infosys Technologies, Ltd.	India	4,091	234
†* Kontron AG	Germany	27,436	218
† Solomon Systech International, Ltd.	Hong Kong	816,000	294
† Tamura Taiko Holdings, Inc.	Japan	27,000	188
†* Tandberg Television ASA	Norway	22,415	293
† Telechips, Inc.	South Korea	9,965	170
†* United Test and Assembly Center, Ltd.	Singapore	496,000	192

Total			3,994

Telecommunications (0.3%)
Rogers Communications, Inc.	Canada	5,600	223
† Telefonica SA	Spain	14,464	238
† Vodafone Group PLC	United Kingdom	69,855	182

Total			643

Transportation (0.2%)
Canadian National Railway Co.	Canada	3,300	236
† Kamigumi Co., Ltd.	Japan	26,000	209

Total			445

Utilities (0.4%)
Companhia de Concessoes Rodoviarias	Brazil	3,600	101
Enbridge, Inc.	Canada	4,600	147
† Iberdrola SA	Spain	9,135	256
* Obrascon Huarte Lain Brasil SA	Brazil	10,100	105
† RWE AG	Germany	4,645	308

Total			917

Total Foreign Common Stocks (Cost: $27,543)			38,410

Revenue Bonds (0.2%)
Municipal Bonds - Revenue (0.2%)
Nashville & Davidson County, Tennessee Health and Educational		850,000	414
Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB

Total Revenue Bonds (Cost: $383)			414

Investment Grade Segment (8.8%)
Aerospace/Defense (0.5%)
Boeing Capital Corp., 4.75%, 8/25/08		255,000	256
General Dynamics Corp., 3.00%, 5/15/08		305,000	293
L-3 Communications Corp., 5.875%, 1/15/15		130,000	126
L-3 Communications Corp., 6.375%, 10/15/15 144A		75,000	76
Lockheed Martin Corp., 8.50%, 12/1/29		130,000	179
Raytheon Co., 5.50%, 11/15/12		305,000	313

Total			1,243

Auto Manufacturing (0.1%)
General Motors Acceptance Corp., 5.625%, 5/15/09		200,000	183
General Motors Acceptance Corp., 6.75%, 12/1/14		170,000	148

Total			331

Banking (1.4%)
Bank of America Corp., 7.40%, 1/15/11		250,000	279
Bank One Corp., 5.25%, 1/30/13		325,000	328
BB&T Corp., 4.90%, 6/30/17		150,000	147
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A		155,000	149
Citigroup, Inc., 4.625%, 8/3/10		160,000	159
Compass Bank, 5.50%, 4/1/20		155,000	156
National Australia Bank, Ltd., 4.80%, 4/6/10 144A		199,000	199
PNC Bank NA, 5.25%, 1/15/17		45,000	45
Rabobank Capital Fund II, 5.26%, 12/31/13 144A		60,000	60
Resona Bank, Ltd., 5.85%, 1/15/25 144A		45,000	44
U.S. Bancorp, 4.50%, 7/29/10		80,000	79
U.S. Central Credit Union, 2.75%, 5/30/08		350,000	336

UnionBanCal Corp., 5.25%, 12/16/13	350,000	353
US Bank NA, 4.95%, 10/30/14	80,000	80
Wachovia Bank NA, 4.80%, 11/1/14	140,000	137
Washington Mutual, Inc., 5.00%, 3/22/12	130,000	129
World Savings Bank FSB, 4.125%, 12/15/09	345,000	338

Total		3,018

Beverage/Bottling (0.3%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	23,000	27
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	125,000	126
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	75,000	76
Diageo PLC, 4.375%, 5/3/10	230,000	226
PepsiAmericas, Inc., 4.875%, 1/15/15	150,000	148

Total		603

Cable/Media/Broadcasting/Satellite (0.8%)
Clear Channel Communications, Inc., 5.50%, 12/15/16	70,000	66
Comcast Corp., 5.30%, 1/15/14	250,000	249
CSC Holdings, Inc., 7.25%, 7/15/08	130,000	130
Rogers Cable, Inc., 6.25%, 6/15/13	130,000	126
Time Warner Entertainment Co., LP, 7.25%, 9/1/08	255,000	271
Time Warner Entertainment Co., LP, 8.375%, 7/15/33	85,000	106
Viacom, Inc., 5.625%, 5/1/07	1,000,000	1,014

Total		1,962

Conglomerate/Diversified Manufacturing (0.1%)
Textron Financial Corp., 2.75%, 6/1/06	350,000	347

Total		347

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	148
The Gillette Co., 2.50%, 6/1/08	350,000	332

Total		480

Electric Utilities (1.2%)
Arizona Public Services, 5.50%, 9/1/35	40,000	39
Consumer Energy Co., 4.80%, 2/17/09	310,000	309
DTE Energy Co., 7.05%, 6/1/11	375,000	410
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	95,000	94
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	53
FPL Group Capital, Inc., 4.086%, 2/16/07	195,000	194
Indiana Michigan Power, 5.05%, 11/15/14	160,000	158
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	72,342	70
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	200,000	198
Oncor Electric Delivery, 6.375%, 1/15/15	70,000	76
PacifiCorp, 5.45%, 9/15/13	240,000	247
PPL Electric Utilities Corp., 4.30%, 6/1/13	375,000	357
Progress Energy, Inc., 4.50%, 6/1/10	178,000	175
Progress Energy, Inc., 6.85%, 4/15/12	80,000	87
Public Service Electric & Gas Corp., 5.00%, 1/1/13	100,000	101
Puget Energy, Inc., 3.363%, 6/1/08	115,000	111
Virginia Electric & Power Co., 5.25%, 12/15/15	190,000	190

Total		2,869

Food Processors (0.3%)
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15 144A	135,000	133
Kellogg Co., 6.60%, 4/1/11	295,000	319
Kraft Foods, Inc., 6.25%, 6/1/12	240,000	256

Total		708

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	230,000	227
Enterprise Products Operating LP, 4.95%, 6/1/10	410,000	403

Total		630

Health Care (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	248

Total		248

Independent Finance (0.4%)
Household Finance Corp., 4.125%, 11/16/09	195,000	190
International Lease Finance Corp., 4.75%, 1/13/12	255,000	250
iStar Financial, Inc., 5.15%, 3/1/12	390,000	381

Total		821

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	70

Total		70

Oil and Gas (0.4%)
Conoco Funding Co., 6.35%, 10/15/11	335,000	363
Kerr-McGee Corp., 6.95%, 7/1/24	50,000	52
Occidental Petroleum, 4.00%, 11/30/07	120,000	118
Occidental Petroleum, 10.125%, 9/15/09	120,000	144
Pioneer Natural Resource Co., 5.875%, 7/15/16	125,000	123
XTO Energy, Inc., 5.00%, 1/31/15	165,000	162

Total		962

Other Finance (0.1%)
SLM Corp., 4.50%, 7/26/10	255,000	251

Total		251

Paper and Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 6/15/15	50,000	55

Total		55

Property and Casualty Insurance (0.4%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	674
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	245

Total		919

Railroads (0.3%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	240,000	250
Union Pacific Corp., 3.875%, 2/15/09	240,000	233
Union Pacific Corp., 7.375%, 9/15/09	240,000	262

Total		745

Real Estate Investment Trusts (0.1%)
Camden Property Trust, 5.00%, 6/15/15	180,000	174
ERP Operating LP, 5.25%, 9/15/14	120,000	121
First Industrial LP, 5.25%, 6/15/09	50,000	50

Total		345

Retail Stores (0.6%)
Federated Department Stores, 6.30%, 4/1/09	320,000	334
Home Depot, Inc., 4.625%, 8/15/10	40,000	40
J.C. Penney Co., Inc., 6.875%, 10/15/15	160,000	172
Target Corp., 5.40%, 10/1/08	715,000	731
Wal-Mart Stores, Inc., 4.75%, 8/15/10	160,000	160

Total		1,437

Security Brokers and Dealers (0.3%)
Credit Suisse First Boston USA, Inc., 5.125%, 8/15/15	80,000	80
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	189
Lehman Brothers Holdings, 4.80%, 3/13/14	80,000	79
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	80,000	80
Morgan Stanley, 5.30%, 3/1/13	160,000	162

Total		590

Telecommunications (0.7%)
ALLTELL Corp., 4.656%, 5/17/07	100,000	100
BellSouth Corp., 6.55%, 6/15/34	130,000	140
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	150
France Telecom SA, 8.00% 3/1/11	260,000	295
Sprint Capital Corp., 8.375%, 3/15/12	335,000	394
Telecom Italia Capital SA, 4.875%, 10/1/10	90,000	89
Telecom Italia Capital SA, 4.00%, 1/15/10 144A	165,000	158
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	55,000	54
Verizon Global Funding Corp., 4.375%, 6/1/13	100,000	96
Verizon Global Funding Corp., 5.85%, 9/15/35	80,000	79

Total		1,555

Tobacco (0.0%)
Altria Group, Inc., 7.75%, 1/15/27	80,000	93

Total		93

Yankee Sovereign (0.2%)
State of Israel, 7.25%, 12/15/28	350,000	406

Total		406

Total Investment Grade Segment (Cost: $20,971)		20,688

Governments (5.4%)
Governments (5.4%)
(e) BECCS, 14.00%, 11/15/11	500,000	477
Federal Home Loan Bank, 6.00%, 5/13/13	200,000	197
Housing & Urban Development, 6.08%, 8/1/13	100,000	107
Overseas Private Investment, 4.10%, 11/15/14	118,800	116
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	772
US Treasury, 3.75%, 3/31/07	2,820,000	2,802
US Treasury, 3.875%, 9/15/10	1,680,000	1,656
US Treasury, 4.00%, 2/15/15	1,650,000	1,606
US Treasury, 4.125%, 5/15/15	1,137,000	1,117
US Treasury, 4.25%, 8/15/15	220,000	219
US Treasury, 5.00%, 2/15/11	210,000	218
US Treasury, 5.375%, 2/15/31	2,990,000	3,349

Total Governments (Cost: $12,819)		12,636

Structured Products (11.1%)
Structured Products (11.1%)
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	1,415,000	1,408
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	1,402,000	1,395
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	274,442	269
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	922,183	877
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	450,670	450
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	60,751	61
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	217,852	218
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	83,281	85
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	244,903	249
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	44,049	45
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	308,553	313
Federal Home Loan Mortgage Corp., 5.50%, 8/1/34	1,270,109	1,271
Federal Home Loan Mortgage Corp., 5.50%, 1/1/35	1,396,089	1,396
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	532,481	533
Federal Home Loan Mortgage Corp., 6.00%, 6/1/35	116,718	119
Federal Home Loan Mortgage Corp., 6.00%, 7/1/35	129,135	132
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	78,428	81
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/35	396,000	387
Federal Home Loan Mortgage Corp., TBA, 5.00%, 10/1/20	219,000	218
Federal Home Loan Mortgage Corp., TBA, 6.00%, 10/1/35	314,000	319
Federal National Mortgage Association, 4.50%, 6/1/19	551,090	540
Federal National Mortgage Association, 4.50%, 12/1/19	60,749	60
Federal National Mortgage Association, 4.50%, 8/1/20	282,840	277
Federal National Mortgage Association, 5.00%, 3/1/20	252,499	251
Federal National Mortgage Association, 5.00%, 4/1/20	99,940	100
Federal National Mortgage Association, 5.00%, 5/1/20	184,340	184
Federal National Mortgage Association, 5.00%, 7/1/20	313,917	313
Federal National Mortgage Association, 5.00%, 11/1/34	1,196,526	1,173
Federal National Mortgage Association, 5.00%, 4/1/35	201,985	198
Federal National Mortgage Association, 5.00%, 7/1/35	526,330	515
Federal National Mortgage Association, 5.00%, 8/1/35	1,522,137	1,490
Federal National Mortgage Association, 5.00%, 9/1/35	702,054	688
Federal National Mortgage Association, 5.00%, 10/1/35	96,000	94
Federal National Mortgage Association, 5.50%, 9/1/34	367,068	367
Federal National Mortgage Association, 5.50%, 10/1/34	729,086	729
Federal National Mortgage Association, 5.50%, 3/1/35	251,059	252
Federal National Mortgage Association, 5.50%, 5/1/35	222,817	223
Federal National Mortgage Association, 5.50%, 7/1/35	91,500	91
Federal National Mortgage Association, 5.50%, 8/1/35	154,000	154
Federal National Mortgage Association, 5.50%, 9/1/35	386,000	386
Federal National Mortgage Association, 6.00%, 10/1/34	739,169	752
Federal National Mortgage Association, 6.00%, 11/1/34	608,645	619
Federal National Mortgage Association, 6.00%, 5/1/35	210,239	213
Federal National Mortgage Association, 6.00%, 6/1/35	1,103,957	1,123
Federal National Mortgage Association, 6.00%, 7/1/35	590,835	601
Federal National Mortgage Association, 6.00%, 8/1/35	80,939	82

Federal National Mortgage Association TBA, 4.50%, 10/1/20	291,000	285
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	458,000	457
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	1,390,000	1,383
Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 6/16/08	997,000	993
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	730,000	727
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	708,000	704
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	240,000	239

Total Structured Products (Cost: $26,334)		26,089

Below Investment Grade Segment (7.1%)
Aerospace/Defense (0.1%)
L-3 Communications Corp., 6.125%, 7/15/13	55,000	55
L-3 Communications Corp., 6.375%, 10/15/15 144A	80,000	80
L-3 Communications Corp., 7.625%, 6/15/12	55,000	58

Total		193

Autos/Vehicle Parts (0.2%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	55,000	43
General Motors Acceptance Corp., 6.75%, 12/1/14	145,000	126
General Motors Acceptance Corp., 6.875%, 9/15/11	85,000	77
General Motors Acceptance Corp., 7.75%, 1/19/10	60,000	58
General Motors Acceptance Corp., 8.00%, 11/01/31	100,000	87
General Motors Corp., 8.375%, 7/15/33	20,000	16
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	70,000	69
Lear Corp., 8.11%, 5/15/09	45,000	45
Visteon Corp., 8.25%, 8/1/10	40,000	38

Total		559

Basic Materials (0.8%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	134,000	132
(d) Anchor Glass Container, 11.00%, 2/15/13	110,000	70
Appleton Papers, Inc., 9.75%, 6/15/14	50,000	48
Arch Western Finance LLC, 6.75%, 7/1/13	85,000	87
BCP Caylux Holding, 9.625%, 6/15/14	70,000	78
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A	38,000	39
Cascades, Inc., 7.25%, 2/15/13	113,000	110
Crompton Corp., 9.875%, 8/1/12	31,000	35
Domtar, Inc., 7.875%, 10/15/11	170,000	167
Equistar Chemicals LP, 8.75%, 2/15/09	155,000	160
Equistar Chemicals LP, 10.625%, 5/1/11	80,000	87
Georgia-Pacific Corp., 8.125%, 5/15/11	130,000	144
Graham Packaging Co., 9.875%, 10/15/14	107,000	103
Graphic Packaging International Corp., 9.50%, 8/15/13	85,000	80
Huntsman LLC, 11.50%, 7/15/12	50,000	57
Invista, 9.25%, 5/1/12 144A	130,000	141
(c) JSG Holding PLC, 11.50%, 10/1/15 144A	32,623	35
Massey Energy Co., 6.625%, 11/15/10	75,000	77
Novelis, Inc., 7.25%, 2/15/15 144A	72,000	68
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	64
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	75,000	78
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	73,000	80

Total		1,940

Builders/Building Materials (0.2%)
Ames True Temper, Inc., 10.00%, 7/15/12	124,000	97
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	38
Beazer Homes USA, Inc., 6.875%, 7/15/15 144A	16,000	16
K. Hovnanian Enterprises, 7.75%, 5/15/13	60,000	61
Ply Gem Industries, Inc., 9.00%, 2/15/12	74,000	62
Standard Pacific Corp., 6.50%, 8/15/10	125,000	120
Technical Olympic USA, Inc., 7.50%, 3/15/11	75,000	70
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	52
William Lyon Homes, 7.50%, 2/15/14	20,000	19
William Lyon Homes, 7.625%, 12/15/12	32,000	30

Total		565

Capital Goods (0.3%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	25,000	27
Case New Holland, Inc., 9.25%, 8/1/11	162,000	171
Coleman Cable, Inc., 9.875%, 10/1/12	70,000	62
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	70,000	74
(e) Standadyne Corp., 12.00%, 2/15/15	115,000	62
Sup Essx Com & Essx Group, 9.00%, 4/15/12	60,000	61
Trimas Corp., 9.875%, 6/15/12	50,000	41
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	159
United Rentals North America, Inc., 7.00%, 2/15/14	62,000	58

Total		715

Consumer Products/Retailing (0.7%)
ALH Finance LLC, 8.50%, 1/15/13	46,000	43
Delhaize America, Inc., 8.125%, 4/15/11	180,000	195
General Nutrition Centers, Inc., 8.50%, 12/1/10	120,000	102
General Nutrition Centers, Inc., 8.625%, 1/15/11	48,000	46
GSC Holdings Corp., 8.00%, 10/1/12 144A	110,000	109
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	121,000	120
Jostens IH Corp., 7.625%, 10/1/12	52,000	53
Neiman Marcus Group Inc., 9.00%, 10/15/15 144A	94,000	94
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	123
Phillips Van Heusen Corp., 7.25%, 2/15/11	100,000	101
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	53
Rent-A-Center, 7.50%, 5/1/10	215,000	205
Rite Aid Corp., 8.125%, 5/1/10	100,000	102
Samsonite Corp., 8.875%, 6/1/11	99,000	105
(e) Simmons Co., 10.00%, 12/15/14 144A	135,000	72
Stater Brothers Holdings, 8.125%, 6/15/12	51,000	50
Warnaco, Inc., 8.875%, 6/15/13	50,000	54

Total		1,627

Energy (0.5%)
AmeriGas Partners LP, 7.25%, 5/20/15 144A	125,000	131
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	58
Chesapeake Energy Corp., 6.625%, 1/15/06	94,000	95
El Paso CGP Co., 6.375%, 2/1/09	85,000	83
El Paso Production Holding, 7.75%, 6/1/13	125,000	131
Kerr-McGee Corp., 6.875%, 9/15/11	125,000	134
Range Resources Corp., 6.375%, 3/15/15	72,000	73
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	84
Williams Companies, Inc., 6.375%, 10/1/10 144A	290,000	287

Total		1,076

Financials (0.3%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	50,000	55
Dollar Financial Group, 9.75%, 11/15/11	75,000	78
E*Trade Financial Corp., 7.375%, 9/15/13 144A	60,000	61

Fairfax Financial Holdings, 7.75%, 4/26/12	115,000	109
LaBranche & Co., Inc., 9.50%, 5/15/09	75,000	80
LaBranche & Co., Inc., 11.00%, 5/15/12	63,000	70
Refco Finance Holdings, 9.00%, 8/1/12	98,000	107
Thornburg Mortgage, Inc., 8.00%, 5/15/2013	125,000	123

Total		683

Foods (0.3%)
B&G Foods, Inc., 8.00%, 10/1/11	58,000	59
Gold Kist, Inc., 10.25%, 3/15/14	39,000	44
Land O Lakes, Inc., 9.00%, 12/15/10	42,000	46
The Restaurant Co., 10.00%, 10/1/13 144A	145,000	139
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	135,000	135
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	55,000	56
Smithfield Foods, Inc., 7.00%, 8/1/11	50,000	51
Smithfield Foods, Inc., 7.75%, 5/15/13	75,000	79

Total		609

Gaming/Leisure/Lodging (0.7%)
Boyd Gaming Corp., 7.75%, 12/15/12	75,000	79
Corrections Corp. of America, 6.25%, 3/15/13	136,000	135
(c) Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	33,789	32
Host Marriot LP, 7.125%, 11/1/13	175,000	178
LCE Acquisition Corp., 9.00%, 8/1/14	133,000	129
Majestic Star Casino LLC, 9.50%, 10/15/10	22,000	22
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	74
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	51
MGM Mirage, Inc., 8.375%, 2/1/11	125,000	134
MGM Mirage, Inc., 8.50%, 9/15/10	65,000	71
Penn National Gaming, Inc., 6.75%, 3/1/15	95,000	93
Station Casinos, Inc., 6.875%, 3/1/16	50,000	51
Station Casinos, Inc., 6.875%, 3/1/16 144A	15,000	15
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	60,000	58
Universal City Development Corp., 11.75%, 4/1/10	44,000	50
Universal City Florida, 8.375%, 5/1/10	148,000	154
Wheeling Island Gaming, 10.125%, 12/15/09	75,000	79
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	148

Total		1,553

Health Care/Pharmaceuticals (0.3%)
Alliance Imaging, 7.25%, 12/15/12	38,000	35
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	71,000	71
HCA, Inc., 6.95%, 5/1/12	130,000	133
Iasis Healthcare Corp., 8.75%, 6/15/14	104,000	108
Omega Healthcare Investors, 7.00%, 4/1/14	50,000	51
Tenet Healthcare Corp., 6.375%, 12/1/11	85,000	79
Tenet Healthcare Corp., 9.875%, 7/1/14	76,000	79
Triad Hospitals, Inc., 7.00%, 5/15/12	85,000	87
US Oncology, Inc., 9.00%, 8/15/12	60,000	65
Ventas Realty LP, 6.75%, 6/1/10 144A	40,000	41
Ventas Realty LP, 9.00%, 5/1/12	50,000	57

Total		806

Media (0.6%)
Cablevision Systems Corp., 8.00%, 4/15/12	60,000	58
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	85,000	85
Clear Channel Communications, Inc., 5.50%, 12/15/16	85,000	81
CSC Holdings, Inc., 7.00%, 4/15/12 144A	65,000	61

CSC Holdings, Inc., 7.625%, 4/1/11	150,000	147
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	60
The DIRECTV Group, Inc., 6.375%, 6/15/15 144A	150,000	150
Echostar DBS Corp., 6.375%, 10/1/11	125,000	124
Echostar DBS Corp., 6.625%, 10/1/14	150,000	149
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	60,000	60
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	35,000	39
Lamar Media Corp., 6.625%, 8/15/15 144A	95,000	97
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	55,000	53
Primedia Inc., 8.00%, 5/15/13	60,000	60
Rogers Cable, Inc., 6.25%, 6/15/13	52,000	51
Rogers Cable, Inc., 6.75%, 3/15/15	70,000	70
Rogers Cable, Inc., 7.875%, 5/1/12	50,000	53
Sinclair Broadcast Group, 8.00%, 3/15/12	38,000	39
Videotron Ltee, 6.375%, 12/15/15 144A	25,000	25

Total		1,462

Real Estate (0.1%)
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	30,000	30
Trustreet Properties, Inc., 7.50%, 4/1/15	135,000	138

Total		168

Services (0.2%)
Allied Waste North America, 6.375%, 4/15/11	80,000	77
Allied Waste North America, 7.25%, 3/15/15 144A	135,000	133
Hertz Corp., 7.40%, 3/1/11	95,000	92
Hertz Corp., 7.625%, 6/1/12	50,000	48
Knowledge Learning Center, 7.75%, 2/1/15 144A	45,000	44

Total		394

Structured Product (0.8%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	1,850,000	1,819

Total		1,819

Technology (0.2%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	77
Stats Chippac, Inc., 6.75%, 11/15/11	88,000	85
Sungard Data Systems, Inc., 4.875%, 1/15/14	35,000	31
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	35,000	36
Unisys Corp., 6.875%, 3/15/10	125,000	120
Unisys Corp., 8.00%, 10/15/12	75,000	74
Xerox Corp., 7.20%, 4/1/16	47,000	51

Total		474

Telecommunications (0.3%)
Citizens Communications, 9.00%, 8/15/31	61,000	62
Citizens Communications, 9.25%, 5/15/11	70,000	77
GCI, Inc., 7.25%, 2/15/14	50,000	48
MCI, Inc., 8.735%, 5/1/14	85,000	95
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	24
Qwest Corp., 7.625%, 6/15/15 144A	68,000	69
Qwest Corp., 7.875%, 9/1/11	215,000	224
Rogers Wireless, Inc., 6.375%, 3/1/14	62,000	62
Rogers Wireless, Inc., 7.25%, 12/15/12	48,000	51
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	78

Total		790

Transportation (0.2%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	82,000	89
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	50,000	58
OMI Corp., 7.625%, 12/1/13	90,000	93
Progress Rail, 7.75%, 4/1/12 144A	55,000	56
Ship Finance International, Ltd., 8.50%, 12/15/13	85,000	83
Stena AB, 7.50%, 11/1/13	140,000	136
Stena AB, 9.625%, 12/1/12	50,000	54

Total		569

Utilities (0.3%)
Aquila, Inc., 9.95%, 2/1/11	70,000	79
Midwest Generation LLC, 8.75%, 5/1/34	60,000	67
NRG Energy, Inc., 8.00%, 12/15/13	16,000	17
Reliant Energy, Inc., 6.75%, 12/15/14	59,000	58
Sierra Pacific Resources, 8.625%, 3/15/14	75,000	83
Teco Energy, Inc., 6.75%, 5/1/15 144A	40,000	42
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	100,000	101
TXU Corp., 5.55%, 11/15/14	115,000	108
Utilicorp Canada Finance, 7.75%, 6/15/11	58,000	61

Total		616

Total Below Investment Grade Segment (Cost: $16,809)		16,618

Money Market Investments (9.2%)
Federal Government and Agencies (9.2%)
Federal Home Loan, 3.60%, 10/14/05	1,500,000	1,498
(b) Federal Home Loan, 3.62%, 10/14/05	14,000,000	13,982
Federal Home Loan, 3.65%, 10/4/05	3,000,000	2,999
Federal Home Loan, 3.66%, 10/18/05	1,500,000	1,497
Federal Home Loan, 3.68%, 12/20/05	1,500,000	1,488

Total Money Market Investments (Cost: $21,464)		21,464

Total Investments (100.1%) (Cost $209,692)(a)		234,437

Other Assets, Less Liabilities (-0.1%)		(265)

Total Net Assets (100.0%)		234,172

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

†	Security was fair valued under procedures adopted by the Board of Directors.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities (in thousands) was $5,803 representing 2.50% of the net assets.

RB - Revenue Bond

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $209,692 and the net unrealized appreciation of investments based on that cost was $24,745 which is comprised of $28,166 aggregate gross unrealized appreciation and $3,421 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2005, $8,414)	27	12/05	$(83)

US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2005, $1,984)	18	12/05	$(6)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Revenue Bonds (0.2%)
Municipal Bonds - Revenue (0.2%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The	9,800,000	4,776
Metropolitan Government, 0.00%, 6/1/21, RB

Total Revenue Bonds (Cost: $4,416)		4,776

Corporate Bonds (14.2%)
Aerospace/Defense (0.9%)
Boeing Capital Corp., 4.75%, 8/25/08	5,359,000	5,374
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,146
L-3 Communications Corp., 5.875%, 1/15/15	2,720,000	2,632
L-3 Communications Corp., 6.375%, 10/15/15 144A	1,450,000	1,461
Lockheed Martin Corp., 8.50%, 12/1/29	2,755,000	3,801
Raytheon Co., 5.50%, 11/15/12	6,584,000	6,774

Total		26,188

Auto Manufacturing (0.2%)
General Motors Acceptance Corp., 5.625%, 5/15/09	4,500,000	4,126
General Motors Acceptance Corp., 6.75%, 12/1/14	3,310,000	2,879

Total		7,005

Banking (2.4%)
Bank of America Corp., 7.40%, 1/15/11	7,668,000	8,562
Bank One Corp., 5.25%, 1/30/13	5,225,000	5,268
BB&T Corp., 4.90%, 6/30/17	3,020,000	2,955
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	3,295,000	3,172
Citigroup, Inc., 4.625%, 8/3/10	5,200,000	5,167
Compass Bank, 5.50%, 4/1/20	3,135,000	3,157
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,209
PNC Bank NA, 5.25%, 1/15/17	1,565,000	1,571
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	1,410,000	1,414
Resona Bank, Ltd., 5.85%, 1/15/25 144A	930,000	918
U.S. Bancorp, 4.50%, 7/29/10	2,550,000	2,525
U.S. Central Credit Union, 2.75%, 5/30/08	3,950,000	3,779
UnionBanCal Corp., 5.25%, 12/16/13	800,000	805
US Bank NA, 4.95%, 10/30/14	2,100,000	2,102
Wachovia Bank NA, 4.80%, 11/1/14	4,685,000	4,600
Washington Mutual, Inc., 5.00%, 3/22/12	2,740,000	2,725
Wells Fargo Bank, 6.45%, 2/1/11	4,850,000	5,220
World Savings Bank FSB, 4.125%, 12/15/09	7,700,000	7,530

Total		65,679

Beverage/Bottling (0.9%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,800,000	4,974
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	1,050
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	8,975,000	9,073
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	4,175,000	4,210
Diageo PLC, 4.375%, 5/3/10	4,815,000	4,737
PepsiAmericas, Inc., 4.875%, 1/15/15	3,175,000	3,138

Total		27,182

Cable/Media/Broadcasting/Satellite (1.0%)
Clear Channel Communications, Inc., 5.50%, 12/15/16	1,485,000	1,408
Comcast Corp., 5.30%, 1/15/14	3,750,000	3,740
CSC Holdings, Inc., 7.25%, 7/15/08	2,715,000	2,725
Rogers Cable, Inc., 6.25%, 6/15/13	2,720,000	2,645
Time Warner Entertainment Co., LP, 7.25%, 9/1/08	5,435,000	5,774
Time Warner Entertainment Co., LP, 8.375%, 7/15/33	1,250,000	1,565
Viacom, Inc., 5.625%, 5/1/07	11,400,000	11,543

Total		29,400

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,309
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,756

Total		8,065

Electric Utilities (2.1%)
Arizona Public Services, 5.50%, 9/1/35	730,000	712
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,561
DTE Energy Co., 7.05%, 6/1/11	7,410,000	8,076
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,805,000	1,794
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,001
FPL Group Capital, Inc., 4.086%, 2/16/07	4,390,000	4,361
Indiana Michigan Power, 5.05%, 11/15/14	3,660,000	3,608
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,625,288	1,578
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	4,785,000	4,748
Oncor Electric Delivery, 6.375%, 1/15/15	800,000	864
PacifiCorp, 5.45%, 9/15/13	10,540,000	10,863
PPL Electric Utilities Corp., 4.30%, 6/1/13	4,775,000	4,541
Progress Energy, Inc., 4.50%, 6/1/10	3,636,000	3,584
Progress Energy, Inc., 6.85%, 4/15/12	1,570,000	1,700
Public Service Electric & Gas Corp., 5.00%, 1/1/13	1,500,000	1,511
Puget Energy, Inc., 3.363%, 6/1/08	2,465,000	2,376
Virginia Electric & Power Co., 5.25%, 12/15/15	3,645,000	3,651

Total		61,529

Food Processors (0.5%)
Bunge Ltd. Finance Corp., 5.10%, 7/15/15 144A	2,565,000	2,518
Kellogg Co., 6.60%, 4/1/11	5,675,000	6,148
Kraft Foods, Inc., 6.25%, 6/1/12	4,645,000	4,960

Total		13,626

Gas Pipelines (0.4%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	3,585,000	3,534
Enterprise Products Operating LP, 4.95%, 6/1/10	8,020,000	7,882

Total		11,416

Health Care (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,577

Total		3,577

Independent Finance (0.6%)
Household Finance Corp., 4.125%, 11/16/09	4,400,000	4,285
International Lease Finance Corp., 4.75%, 1/13/12	5,545,000	5,442
iStar Financial, Inc., 5.15%, 3/1/12	8,215,000	8,024

Total		17,751

Information/Data Technology (0.2%)
Hewlett-Packard Co., 5.50%, 7/1/07	6,000,000	6,092

Total		6,092

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,320

Total		1,320

Oil and Gas (0.7%)
Conoco Funding Co., 6.35%, 10/15/11	5,000,000	5,423
Kerr-McGee Corp., 6.95%, 7/1/24	1,250,000	1,295
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,752
Occidental Petroleum, 8.45%, 2/15/29	1,900,000	2,654
Occidental Petroleum, 10.125%, 9/15/09	3,230,000	3,879
Pioneer Natural Resource Co., 5.875%, 7/15/16	2,580,000	2,538
XTO Energy, Inc., 5.00%, 1/31/15	2,500,000	2,451

Total		20,992

Other Finance (0.2%)
SLM Corp., 4.50%, 7/26/10	5,560,000	5,480

Total		5,480

Paper and Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 6/15/15	1,090,000	1,203

Total		1,203

Pharmaceuticals (0.2%)
Pfizer, Inc., 5.625%, 2/1/06	7,175,000	7,208

Total		7,208

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,841
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,449

Total		7,290

Railroads (0.6%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,840
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,442
Union Pacific Corp., 7.375%, 9/15/09	5,600,000	6,112

Total		17,394

Real Estate Investment Trusts (0.2%)
Camden Property Trust, 5.00%, 6/15/15	3,050,000	2,950
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,963
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,926

Total		6,839

Retail Stores (0.7%)
Federated Department Stores, 6.30%, 4/1/09	6,785,000	7,072
Home Depot, Inc., 4.625%, 8/15/10	875,000	875
J.C. Penney Co., Inc., 6.875%, 10/15/15	3,045,000	3,270
Target Corp., 5.40%, 10/1/08	5,605,000	5,737
Wal-Mart Stores, Inc., 4.75%, 8/15/10	3,095,000	3,097

Total		20,051

Security Brokers and Dealers (0.4%)
Credit Suisse First Boston USA, Inc., 5.125%, 8/15/15	1,550,000	1,544
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,665
Lehman Brothers Holdings, 4.80%, 3/13/14	1,550,000	1,523
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	1,550,000	1,542
Morgan Stanley, 5.30%, 3/1/13	2,000,000	2,020

Total		10,294

Telecommunications (1.0%)
ALLTELL Corp., 4.656%, 5/17/07	2,250,000	2,248
BellSouth Corp., 6.55%, 6/15/34	2,705,000	2,908
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	3,165
France Telecom SA, 8.00% 3/1/11	5,440,000	6,176
Sprint Capital Corp., 8.375%, 3/15/12	5,000,000	5,884
Telecom Italia Capital SA, 4.875%, 10/1/10	1,815,000	1,798
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	1,080,000	1,058
Telecom Italia Capital SA., 4.00%, 1/15/10 144A	3,625,000	3,481
Verizon Global Funding Corp., 4.375%, 6/1/13	1,500,000	1,434
Verizon Global Funding Corp., 5.85%, 9/15/35	1,620,000	1,593

Total		29,745

Tobacco (0.1%)
Altria Group, Inc., 7.75%, 1/15/27	1,545,000	1,802

Total		1,802

Yankee Sovereign (0.2%)
State of Israel, 7.25%, 12/15/28	5,200,000	6,030

Total		6,030

Total Corporate Bonds (Cost: $416,832)		413,158

Governments (8.9%)
Governments (8.9%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	4,990
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,700
Aid-Israel, 5.50%, 4/26/24	9,840,000	10,518
(e) BECCS, 14.00%, 11/15/11	8,400,000	8,007
Federal Home Loan Bank, 5.54%, 1/8/09	5,000,000	5,169
Federal Home Loan Bank, 6.00%, 5/13/13	4,580,000	4,507
Federal Home Loan Bank, 6.00%, 7/17/18	3,880,000	3,756

Housing & Urban Development, 6.17%, 8/1/14	14,981,000	16,329
Overseas Private Investment, 4.10%, 11/15/14	4,118,400	4,008
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,708
US Treasury, 3.75%, 3/31/07	64,488,000	64,075
(g) US Treasury, 3.875%, 9/15/10	25,083,000	24,728
US Treasury, 4.00%, 2/15/15	11,920,000	11,603
(g) US Treasury, 4.125%, 5/15/15	20,893,000	20,533
US Treasury, 4.25%, 8/15/15	5,515,000	5,481
US Treasury, 5.00%, 2/15/11	12,735,000	13,204
(g) US Treasury, 5.375%, 2/15/31	48,370,000	54,189

Total Governments (Cost: $258,911)		260,505

Structured Products (15.6%)
Structured Products (15.6%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO	18,669,514	950
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	13,513,000	13,458
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	14,241,000	14,175
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,500,000	2,590
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A	4,085,591	4,077
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	5,700,000	6,125
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	210,454,918	4,941
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	11,393,580	153
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	22,989,776	977
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	3,842,184	3,765
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	12,316,091	11,718
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,917,339	3,909
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	1,249,874	1,247
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	4,447,261	4,436
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,707,269	1,733
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	3,343,605	3,394
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	600,322	609
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	4,161,263	4,223
Federal Home Loan Mortgage Corp., 5.50%, 1/1/35	43,094,272	43,120
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	16,469,037	16,478
Federal Home Loan Mortgage Corp., 6.00%, 6/1/35	1,502,086	1,528
Federal Home Loan Mortgage Corp., 6.00%, 7/1/35	1,655,632	1,685
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	1,283,864	1,326
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	3,137,316	3,226
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/20	2,270,000	2,264
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/35	8,553,000	8,369
Federal Home Loan Mortgage Corp. TBA, 6.00%, 10/1/35	3,241,000	3,297
Federal National Mortgage Association, 4.00%, 6/1/19	1,862,533	1,794
Federal National Mortgage Association, 4.50%, 6/1/19	15,199,318	14,894
Federal National Mortgage Association, 4.50%, 8/1/19	1,876,527	1,839
Federal National Mortgage Association, 4.50%, 12/1/19	1,667,392	1,634
Federal National Mortgage Association, 4.50%, 8/1/20	3,652,026	3,577
Federal National Mortgage Association, 5.00%, 3/1/20	5,173,648	5,162
Federal National Mortgage Association, 5.00%, 4/1/20	2,041,001	2,036
Federal National Mortgage Association, 5.00%, 5/1/20	3,773,567	3,765
Federal National Mortgage Association, 5.00%, 7/1/20	4,046,591	4,037
Federal National Mortgage Association, 5.00%, 4/1/35	5,511,294	5,396
Federal National Mortgage Association, 5.00%, 7/1/35	6,780,224	6,639
Federal National Mortgage Association, 5.00%, 8/1/35	13,512,038	13,230
Federal National Mortgage Association, 5.00%, 9/1/35	36,208,088	35,452
Federal National Mortgage Association, 5.00%, 10/1/35	2,800,634	2,742
Federal National Mortgage Association, 5.50%, 9/1/34	12,955,352	12,956
Federal National Mortgage Association, 5.50%, 3/1/35	13,090,402	13,088
Federal National Mortgage Association, 5.50%, 5/1/35	1,604,513	1,604
Federal National Mortgage Association, 5.50%, 7/1/35	2,583,944	2,584
Federal National Mortgage Association, 5.50%, 8/1/35	4,442,220	4,442
Federal National Mortgage Association, 5.50%, 9/1/35	6,317,842	6,317
Federal National Mortgage Association, 6.00%, 5/1/35	7,224,799	7,348
Federal National Mortgage Association, 6.00%, 6/1/35	26,357,303	26,811
Federal National Mortgage Association, 6.00%, 7/1/35	15,286,360	15,545
Federal National Mortgage Association, 6.00%, 8/1/35	1,024,026	1,041
Federal National Mortgage Association, 6.75%, 4/25/18	3,928,713	4,051

Federal National Mortgage Association, 6.75%, 12/25/23	240,607	240
Federal National Mortgage Association TBA, 4.50%, 10/1/20	8,416,000	8,240
Government National Mortgage Association, 5.00%, 7/15/33	3,204,657	3,176
Government National Mortgage Association, 5.50%, 1/15/32	289,688	293
Government National Mortgage Association, 5.50%, 2/15/32	3,074,392	3,106
Government National Mortgage Association, 5.50%, 9/15/32	95,474	96
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	10,593,000	10,567
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	13,525,000	13,455
Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 6/16/08	9,456,000	9,414
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	6,745,000	6,719
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	8,016,147	142
Morgan Stanley Capital, Series 1998-WF2, Class A2, 6.54%, 5/15/08	12,949,442	13,446
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	640,596	640
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	4,500,000	4,592
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	13,319,000	13,237
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	5,650,000	5,638

Total Structured Products (Cost: $459,586)		454,938

Common Stocks (49.5%)
Consumer Discretionary (5.3%)
* Apollo Group, Inc. - Class A	18,700	1,241
* AutoNation, Inc.	23,600	471
* AutoZone, Inc.	7,075	589
* Bed Bath & Beyond, Inc.	38,500	1,547
Best Buy Co., Inc.	51,900	2,259
* Big Lots, Inc.	14,800	163
The Black & Decker Corp.	10,400	854
Brunswick Corp.	12,600	475
Carnival Corp.	54,573	2,728
Centex Corp.	16,700	1,078
Circuit City Stores, Inc.	24,900	427
Clear Channel Communications, Inc.	61,450	2,021
* Coach, Inc.	49,100	1,540
* Comcast Corp. - Class A	287,237	8,440
Cooper Tire & Rubber Co.	8,200	125
D.R. Horton, Inc.	35,400	1,282
Dana Corp.	19,615	185
Darden Restaurants, Inc.	17,549	533
Delphi Corp.	73,069	202
Dillard’s, Inc. - Class A	7,836	164
Dollar General Corp.	35,465	650
Dow Jones & Co., Inc.	7,580	289
Eastman Kodak Co.	37,417	910
* eBay, Inc.	140,600	5,793
Family Dollar Stores, Inc.	21,700	431
Federated Department Stores, Inc.	34,342	2,296
Ford Motor Co.	239,707	2,364
Fortune Brands, Inc.	18,933	1,540
Gannett Co., Inc.	32,350	2,227
The Gap, Inc.	79,925	1,393
General Motors Corp.	73,625	2,254
Genuine Parts Co.	22,675	973
* The Goodyear Tire & Rubber Co.	22,900	357
H&R Block, Inc.	43,000	1,031
Harley-Davidson, Inc.	37,075	1,796
Harrah’s Entertainment, Inc.	23,650	1,542
Hasbro, Inc.	20,475	402
Hilton Hotels Corp.	49,750	1,110
The Home Depot, Inc.	279,497	10,661
International Game Technology	44,800	1,210
* The Interpublic Group of Companies, Inc.	55,100	641
J. C. Penney Co., Inc.	34,325	1,628
Johnson Controls, Inc.	25,000	1,551
Jones Apparel Group, Inc.	15,700	447
KB HOME	9,200	673

Knight-Ridder, Inc.	9,050	531
* Kohl’s Corp.	40,233	2,019
Leggett & Platt, Inc.	24,667	498
Limited Brands, Inc.	46,399	948
Liz Claiborne, Inc.	14,100	554
Lowe’s Companies, Inc.	100,650	6,482
Marriott International, Inc. - Class A	22,700	1,430
Mattel, Inc.	53,660	895
Maytag Corp.	10,367	189
McDonald’s Corp.	165,071	5,528
The McGraw-Hill Companies, Inc.	48,780	2,343
Meredith Corp.	5,300	264
The New York Times Co. - Class A	18,992	565
Newell Rubbermaid, Inc.	35,811	811
News Corp. - Class A	322,000	5,020
NIKE, Inc. - Class B	25,000	2,042
Nordstrom, Inc.	28,066	963
* Office Depot, Inc.	41,143	1,222
OfficeMax, Inc.	9,200	291
Omnicom Group, Inc.	23,900	1,999
Pulte Homes, Inc.	27,900	1,197
RadioShack Corp.	17,667	438
Reebok International, Ltd.	6,800	385
* Sears Holdings Corp.	13,299	1,655
The Sherwin-Williams Co.	14,460	637
Snap-on, Inc.	7,517	272
The Stanley Works	8,750	408
Staples, Inc.	95,975	2,046
* Starbucks Corp.	50,750	2,543
Starwood Hotels & Resorts Worldwide, Inc.	28,100	1,606
Target Corp.	115,043	5,974
Tiffany & Co.	18,733	745
Time Warner, Inc.	610,300	11,054
The TJX Companies, Inc.	61,300	1,255
Tribune Co.	36,331	1,231
* Univision Communications, Inc. - Class A	33,200	881
V.F. Corp	11,243	652
Viacom, Inc. - Class B	209,961	6,932
* Visteon Corp.	16,712	163
The Walt Disney Co.	265,833	6,415
Wendy’s International, Inc.	14,950	675
Whirlpool Corp.	8,750	663
Yum! Brands, Inc.	37,780	1,829

Total		154,743

Consumer Staples (4.8%)
Alberto-Culver Co.	10,300	461
Albertson’s, Inc.	47,995	1,231
Altria Group, Inc.	269,704	19,879
Anheuser-Busch Companies, Inc.	101,119	4,352
Archer-Daniels-Midland Co.	76,975	1,898
Avon Products, Inc.	61,450	1,659
Brown-Forman Corp. - Class B	7,568	451
Campbell Soup Co.	30,554	909
The Clorox Co.	20,050	1,114
The Coca-Cola Co.	272,800	11,782
Coca-Cola Enterprises, Inc.	30,600	597
Colgate-Palmolive Co.	68,154	3,598
ConAgra Foods, Inc.	67,433	1,669
* Constellation Brands, Inc. - Class A	25,500	663
Costco Wholesale Corp.	62,252	2,682
CVS Corp.	105,466	3,060
General Mills, Inc.	48,133	2,320
The Gillette Co.	129,965	7,564
H.J. Heinz Co.	45,583	1,666
The Hershey Co.	24,500	1,380
Kellogg Co.	36,943	1,704

Kimberly-Clark Corp.	62,297	3,709
* The Kroger Co.	94,873	1,953
McCormick & Co., Inc.	17,600	574
Molson Coors Brewing Co.	9,200	589
The Pepsi Bottling Group, Inc.	18,800	537
PepsiCo, Inc.	218,100	12,368
The Procter & Gamble Co.	322,246	19,161
Reynolds American, Inc.	10,900	905
Safeway, Inc.	58,400	1,495
Sara Lee Corp.	102,584	1,944
SUPERVALU, Inc.	17,750	552
SYSCO Corp.	82,450	2,586
Tyson Foods, Inc. - Class A	32,700	590
UST, Inc.	21,533	901
Wal-Mart Stores, Inc.	326,833	14,322
Walgreen Co.	133,154	5,786
Wm. Wrigley Jr. Co.	21,433	1,541

Total		140,152

Energy (5.1%)
Amerada Hess Corp.	10,300	1,416
Anadarko Petroleum Corp.	30,677	2,937
Apache Corp.	42,730	3,214
Baker Hughes, Inc.	44,140	2,634
BJ Services Co.	42,200	1,519
Burlington Resources, Inc.	50,172	4,080
Chevron Corp.	295,168	19,107
ConocoPhillips	181,306	12,675
Devon Energy Corp.	61,700	4,235
El Paso Corp.	83,917	1,166
EOG Resources, Inc.	31,180	2,335
Exxon Mobil Corp.	829,071	52,680
Halliburton Co.	65,885	4,514
Kerr-McGee Corp.	15,208	1,477
Kinder Morgan, Inc.	12,433	1,196
Marathon Oil Corp.	47,624	3,283
Murphy Oil Corp.	21,400	1,067
* Nabors Industries, Ltd.	17,950	1,289
* National Oilwell Varco, Inc.	22,400	1,474
Noble Corp.	17,650	1,208
Occidental Petroleum Corp.	51,880	4,432
Rowan Companies, Inc.	14,150	502
Schlumberger, Ltd.	76,733	6,475
Sunoco, Inc.	17,900	1,400
* Transocean, Inc.	42,454	2,603
Valero Energy Corp.	39,200	4,432
* Weatherford International, Ltd.	21,400	1,469
The Williams Companies, Inc.	74,300	1,861
XTO Energy, Inc.	47,033	2,132

Total		148,812

Financials (9.9%)
ACE, Ltd.	37,400	1,760
AFLAC, Inc.	65,350	2,960
The Allstate Corp.	87,069	4,814
Ambac Financial Group, Inc.	14,100	1,016
American Express Co.	142,800	8,202
American International Group, Inc.	337,990	20,942
AmSouth Bancorporation	45,945	1,161
Aon Corp.	41,375	1,327
Apartment Investment & Management Co. - Class A	12,400	481
Archstone-Smith Trust	27,500	1,096
Bank of America Corp.	523,790	22,052
The Bank of New York Co., Inc.	101,420	2,983
BB&T Corp.	71,200	2,780

The Bear Stearns Companies, Inc.	14,845	1,629
Capital One Financial Corp.	37,600	2,990
The Charles Schwab Corp.	124,486	1,796
The Chubb Corp.	25,450	2,279
Cincinnati Financial Corp.	20,318	851
CIT Group, Inc.	27,400	1,238
Citigroup, Inc.	677,574	30,842
Comerica, Inc.	22,000	1,296
Compass Bancshares, Inc.	16,100	738
Countrywide Financial Corp.	76,498	2,523
* E*TRADE Financial Corp.	48,000	845
Equity Office Properties Trust	53,100	1,737
Equity Residential	37,300	1,412
Fannie Mae	126,029	5,649
Federated Investors, Inc. - Class B	10,700	356
Fifth Third Bancorp	62,843	2,308
First Horizon National Corp.	16,200	589
Franklin Resources, Inc.	18,950	1,591
Freddie Mac	89,914	5,077
Golden West Financial Corp.	33,200	1,972
The Goldman Sachs Group, Inc.	53,200	6,468
The Hartford Financial Services Group, Inc.	38,650	2,983
Huntington Bancshares, Inc.	30,300	681
Janus Capital Group, Inc.	29,571	427
Jefferson-Pilot Corp.	17,753	908
JPMorgan Chase & Co.	458,309	15,550
KeyCorp	53,125	1,713
Lehman Brothers Holdings, Inc.	36,056	4,200
Lincoln National Corp.	22,660	1,179
Loews Corp.	17,433	1,611
M&T Bank Corp.	10,700	1,131
Marsh & McLennan Companies, Inc.	69,380	2,108
Marshall & Ilsley Corp.	25,600	1,114
MBIA, Inc.	17,650	1,070
MBNA Corp.	165,095	4,068
Mellon Financial Corp.	55,109	1,762
Merrill Lynch & Co., Inc.	123,100	7,552
MetLife, Inc.	95,515	4,760
MGIC Investment Corp.	12,300	790
Moody’s Corp.	32,800	1,675
Morgan Stanley	142,731	7,699
National City Corp.	71,579	2,394
North Fork Bancorporation, Inc.	62,200	1,586
Northern Trust Corp.	24,250	1,226
Plum Creek Timber Co., Inc.	24,000	910
PNC Financial Services Group, Inc.	36,900	2,141
Principal Financial Group, Inc.	38,300	1,814
The Progressive Corp.	25,900	2,714
ProLogis	24,300	1,077
* Providian Financial Corp.	38,343	678
Prudential Financial, Inc.	68,000	4,594
Public Storage, Inc.	13,400	898
Regions Financial Corp.	60,375	1,879
SAFECO Corp.	16,650	889
Simon Property Group, Inc.	28,600	2,120
SLM Corp.	54,658	2,932
Sovereign Bancorp, Inc.	47,500	1,047
The St. Paul Travelers Companies, Inc.	87,731	3,936
State Street Corp.	43,100	2,108
SunTrust Banks, Inc.	41,467	2,880
Synovus Financial Corp.	40,550	1,124
T. Rowe Price Group, Inc.	15,300	999
Torchmark Corp.	13,550	716
U.S. Bancorp	238,709	6,703
UnumProvident Corp.	38,806	796
Vornado Realty Trust	15,200	1,317
Wachovia Corp.	205,288	9,770
Washington Mutual, Inc.	114,238	4,480
Wells Fargo & Co.	219,785	12,873
XL Capital, Ltd. - Class A	18,200	1,238
Zions Bancorporation	11,700	833

Total		287,413

Health Care (6.6%)
Abbott Laboratories	201,925	8,562
* Aetna, Inc.	37,858	3,261
Allergan, Inc.	17,033	1,561
AmerisourceBergen Corp.	13,700	1,059
* Amgen, Inc.	161,123	12,837
Applera Corp. - Applied Biosystems Group	25,667	597
Bausch & Lomb, Inc.	7,000	565
Baxter International, Inc.	80,800	3,221
Becton, Dickinson and Co.	32,850	1,722
* Biogen Idec, Inc.	44,920	1,773
Biomet, Inc.	32,755	1,137
* Boston Scientific Corp.	85,680	2,002
Bristol-Myers Squibb Co.	254,544	6,124
C. R. Bard, Inc.	13,700	905
Cardinal Health, Inc.	55,750	3,537
* Caremark Rx, Inc.	59,100	2,951
* Chiron Corp.	14,178	618
CIGNA Corp.	17,071	2,012
* Coventry Health Care, Inc.	14,000	1,204
Eli Lilly and Co.	147,566	7,898
* Express Scripts, Inc.	19,300	1,200
* Fisher Scientific International, Inc.	15,600	968
* Forest Laboratories, Inc.	44,334	1,728
* Genzyme Corp.	32,900	2,357
* Gilead Sciences, Inc.	58,800	2,867
Guidant Corp.	42,312	2,915
HCA, Inc.	51,715	2,478
Health Management Associates, Inc. - Class A	32,100	753
* Hospira, Inc.	20,542	842
* Humana, Inc.	21,100	1,010
IMS Health, Inc.	29,533	743
Johnson & Johnson	387,323	24,511
* King Pharmaceuticals, Inc.	31,466	484
* Laboratory Corporation of America Holdings	17,500	852
Manor Care, Inc.	10,300	396
McKesson Corp.	38,493	1,826
* Medco Health Solutions, Inc.	39,262	2,153
* MedImmune, Inc.	32,300	1,087
Medtronic, Inc.	157,500	8,445
Merck & Co., Inc.	286,900	7,807
* Millipore Corp.	6,500	409
Mylan Laboratories, Inc.	28,400	547
PerkinElmer, Inc.	16,900	344
Pfizer, Inc.	968,359	24,180
Quest Diagnostics, Inc.	20,800	1,051
Schering-Plough Corp.	192,150	4,045
* St. Jude Medical, Inc.	47,200	2,209
Stryker Corp.	45,200	2,234
* Tenet Healthcare Corp.	61,050	686
* Thermo Electron Corp.	21,000	649
* UnitedHealth Group, Inc.	164,856	9,265
* Waters Corp.	15,300	636
* Watson Pharmaceuticals, Inc.	13,600	498
* WellPoint, Inc.	79,800	6,050
Wyeth	174,371	8,068
* Zimmer Holdings, Inc.	32,173	2,216

Total		192,055

Industrials (5.5%)
3M Co.	100,224	7,352
* Allied Waste Industries, Inc.	27,550	233

American Power Conversion Corp.	22,150	574
American Standard Companies, Inc.	18,800	875
Avery Dennison Corp.	11,950	626
The Boeing Co.	107,618	7,313
Burlington Northern Santa Fe Corp.	49,008	2,931
Caterpillar, Inc.	89,024	5,230
Cendant Corp.	136,973	2,827
Cintas Corp.	16,367	672
Cooper Industries, Ltd. - Class A	12,100	837
CSX Corp.	28,250	1,313
Cummins, Inc.	5,300	466
Danaher Corp.	31,400	1,690
Deere & Co.	32,140	1,967
Dover Corp.	26,533	1,082
Eaton Corp.	19,600	1,246
Emerson Electric Co.	54,225	3,893
Equifax, Inc.	16,900	590
FedEx Corp.	39,340	3,428
Fluor Corp.	11,300	727
General Dynamics Corp.	26,100	3,120
General Electric Co.	1,381,298	46,509
Goodrich Corp.	15,700	696
Honeywell International, Inc.	111,050	4,164
Illinois Tool Works, Inc.	32,900	2,709
Ingersoll-Rand Co., Ltd. - Class A	43,940	1,680
ITT Industries, Inc.	12,000	1,363
L-3 Communications Holdings, Inc.	15,500	1,226
Lockheed Martin Corp.	47,422	2,895
Masco Corp.	56,500	1,733
* Monster Worldwide, Inc.	15,733	483
* Navistar International Corp.	7,920	257
Norfolk Southern Corp.	52,643	2,135
Northrop Grumman Corp.	46,762	2,542
PACCAR, Inc.	22,627	1,536
Pall Corp.	16,216	446
Parker Hannifin Corp.	15,700	1,010
Pitney Bowes, Inc.	29,927	1,249
R. R. Donnelley & Sons Co.	27,733	1,028
Raytheon Co.	58,900	2,239
Robert Half International, Inc.	18,960	675
Rockwell Automation, Inc.	21,350	1,129
Rockwell Collins, Inc.	23,250	1,123
Ryder System, Inc.	8,400	287
Southwest Airlines Co.	88,895	1,320
Textron, Inc.	17,550	1,259
Tyco International, Ltd.	262,983	7,324
Union Pacific Corp.	34,240	2,455
United Parcel Service, Inc. - Class B	145,100	10,032
United Technologies Corp.	133,366	6,914
W.W. Grainger, Inc.	9,900	623
Waste Management, Inc.	73,997	2,117

Total		160,150

Information Technology (7.6%)
* ADC Telecommunications, Inc.	15,107	345
Adobe Systems, Inc.	63,650	1,900
* Advanced Micro Devices, Inc.	51,400	1,295
* Affiliated Computer Services, Inc. - Class A	16,500	901
* Agilent Technologies, Inc.	48,588	1,591
* Altera Corp.	48,365	924
Analog Devices, Inc.	48,143	1,788
* Andrew Corp.	21,162	236
* Apple Computer, Inc.	107,300	5,752
Applied Materials, Inc.	214,100	3,631
* Applied Micro Circuits Corp.	39,600	119
Autodesk, Inc.	29,732	1,381
Automatic Data Processing, Inc.	76,000	3,271

* Avaya, Inc.	62,112	640
* BMC Software, Inc.	28,840	609
* Broadcom Corp. - Class A	32,500	1,525
* CIENA Corp.	75,100	198
* Cisco Systems, Inc.	832,367	14,924
* Citrix Systems, Inc.	22,080	555
Computer Associates International, Inc.	60,832	1,692
* Computer Sciences Corp.	23,950	1,133
* Compuware Corp.	50,643	481
* Comverse Technology, Inc.	26,100	686
* Convergys Corp.	18,550	267
* Corning, Inc.	188,800	3,650
* Dell, Inc.	315,367	10,786
* Electronic Arts, Inc.	39,900	2,270
Electronic Data Systems Corp.	67,600	1,517
* EMC Corp.	312,986	4,050
First Data Corp.	101,447	4,058
* Fiserv, Inc.	24,925	1,143
Freescale Semiconductor, Inc.	52,306	1,233
* Gateway, Inc.	28,550	77
Hewlett-Packard Co.	375,967	10,978
Intel Corp.	803,943	19,817
International Business Machines Corp.	210,110	16,855
* Intuit, Inc.	24,100	1,080
* Jabil Circuit, Inc.	21,333	660
* JDS Uniphase Corp.	214,700	477
KLA-Tencor Corp.	25,600	1,248
* Lexmark International, Inc. - Class A	15,500	946
Linear Technology Corp.	39,850	1,498
* LSI Logic Corp.	50,500	497
* Lucent Technologies, Inc.	576,962	1,875
Maxim Integrated Products, Inc.	42,700	1,821
* Mercury Interactive Corp.	11,300	447
* Micron Technology, Inc.	80,050	1,065
Microsoft Corp.	1,196,100	30,777
Molex, Inc.	18,975	506
Motorola, Inc.	319,419	7,056
National Semiconductor Corp.	45,486	1,196
* NCR Corp.	24,300	775
* Network Appliance, Inc.	47,700	1,132
* Novell, Inc.	49,600	370
* Novellus Systems, Inc.	18,000	451
* NVIDIA Corp.	22,000	754
* Oracle Corp.	482,150	5,974
* Parametric Technology Corp.	35,420	247
Paychex, Inc.	43,340	1,607
* PMC-Sierra, Inc.	23,500	207
* QLogic Corp.	11,850	405
QUALCOMM, Inc.	212,766	9,521
Sabre Holdings Corp. - Class A	17,109	347
* Sanmina-SCI Corp.	68,400	293
Scientific-Atlanta, Inc.	19,800	743
Siebel Systems, Inc.	67,300	695
* Solectron Corp.	126,600	495
* Sun Microsystems, Inc.	443,554	1,739
* Symantec Corp.	155,232	3,518
Symbol Technologies, Inc.	31,650	306
Tektronix, Inc.	11,540	291
* Tellabs, Inc.	58,408	614
* Teradyne, Inc.	25,550	422
Texas Instruments, Inc.	216,475	7,339
* Unisys Corp.	44,150	293
* Xerox Corp.	124,800	1,704
Xilinx, Inc.	45,700	1,273
* Yahoo!, Inc.	158,200	5,353

Total		220,295

Materials (1.4%)
Air Products and Chemicals, Inc.	29,833	1,645
Alcoa, Inc.	113,543	2,773
Allegheny Technologies, Inc.	10,831	336
Ashland, Inc.	8,000	442
Ball Corp.	14,368	528
Bemis Co., Inc.	14,000	346
The Dow Chemical Co.	125,224	5,217
E. I. du Pont de Nemours and Co.	129,745	5,081
Eastman Chemical Co.	10,475	492
Ecolab, Inc.	23,900	763
Engelhard Corp.	15,700	438
Freeport-McMoRan Copper & Gold, Inc. - Class B	23,419	1,138
Georgia-Pacific Corp.	33,858	1,153
* Hercules, Inc.	14,700	180
International Flavors & Fragrances, Inc.	10,675	380
International Paper Co.	63,924	1,905
Louisiana-Pacific Corp.	14,400	399
MeadWestvaco Corp.	24,314	672
Monsanto Co.	34,878	2,189
Newmont Mining Corp.	58,030	2,737
Nucor Corp.	20,834	1,229
* Pactiv Corp.	19,400	340
Phelps Dodge Corp.	12,610	1,638
PPG Industries, Inc.	22,333	1,322
Praxair, Inc.	42,100	2,018
Rohm and Haas Co.	20,734	853
* Sealed Air Corp.	10,936	519
Sigma-Aldrich Corp.	9,000	577
Temple-Inland, Inc.	14,700	600
United States Steel Corp.	14,850	629
Vulcan Materials Co.	13,300	987
Weyerhaeuser Co.	31,920	2,195

Total		41,721

Telecommunication Services (1.5%)
ALLTEL Corp.	49,543	3,226
AT&T Corp.	104,374	2,067
BellSouth Corp.	238,435	6,271
CenturyTel, Inc.	17,100	598
Citizens Communications Co.	44,400	602
* Qwest Communications International, Inc.	196,520	806
SBC Communications, Inc.	430,233	10,312
Sprint Nextel Corp.	380,360	9,045
Verizon Communications, Inc.	360,438	11,782

Total		44,709

Utilities (1.8%)
* The AES Corp.	85,075	1,398
* Allegheny Energy, Inc.	21,200	651
Ameren Corp.	26,433	1,414
American Electric Power Co., Inc.	50,020	1,986
* Calpine Corp.	73,940	192
Centerpoint Energy, Inc.	35,026	521
Cinergy Corp.	25,838	1,147
* CMS Energy Corp.	28,500	469
Consolidated Edison, Inc.	31,625	1,535
Constellation Energy Group	23,100	1,423
Dominion Resources, Inc.	44,325	3,817
DTE Energy Co.	22,650	1,039
Duke Energy Corp.	120,742	3,522
* Dynegy, Inc. - Class A	36,800	173
Edison International	42,480	2,008
Entergy Corp.	27,591	2,051
Exelon Corp.	87,124	4,655

FirstEnergy Corp.	42,974	2,240
FPL Group, Inc.	51,086	2,432
KeySpan Corp.	22,500	828
Nicor, Inc.	5,750	242
NiSource, Inc.	35,384	858
Peoples Energy Corp.	4,900	193
PG&E Corp.	48,175	1,891
Pinnacle West Capital Corp.	12,800	564
PPL Corp.	49,466	1,599
Progress Energy, Inc.	32,379	1,449
Public Service Enterprise Group, Inc.	31,140	2,004
Sempra Energy	33,359	1,570
The Southern Co.	96,900	3,465
TECO Energy, Inc.	27,000	487
TXU Corp.	31,215	3,524
Xcel Energy, Inc.	52,370	1,027

Total		52,374

Total Common Stocks (Cost: $790,899)		1,442,424

Money Market Investments (14.1%)
Autos (3.2%)
(b) Daimler Chrysler Auto, 3.76%, 10/21/05	20,000,000	19,958
(b) Fcar Owner Trust I, 3.75%, 10/25/05	30,000,000	29,926
(b) Fcar Owner Trust I, 3.76%, 10/26/05	15,000,000	14,961
(b) New Center Asset Trust, 3.71%, 10/4/05	15,000,000	14,995
(b) New Center Asset Trust, 3.71%, 10/6/05	15,000,000	14,992

Total		94,832

Federal Government & Agencies (2.6%)
(b) Federal Home Loan Bank Discount Corp., 3.59%, 10/18/05	25,000,000	24,958
(b) Federal Home Loan Bank Discount Corp., 3.61%, 10/13/05	25,000,000	24,969
(b) Federal National Mortgage Association, 3.62%, 12/28/05	25,000,000	24,775

Total		74,702

Finance Lessors (1.5%)
(b) Ranger Funding Co. LLC, 3.63%, 10/4/05	15,000,000	14,995
(b) Ranger Funding Co. LLC, 3.75%, 10/20/05	15,000,000	14,970
(b) Thunder Bay Funding, Inc., 3.74%, 10/3/05	15,000,000	14,998

Total		44,963

Finance Services (2.0%)
(b) American General Financial Corp., 3.77%, 10/14/05	10,000,000	9,986
(b) Ciesco lp, 3.77%, 11/15/05	15,000,000	14,929
(b) HBOS Treasury Services, 2.95%, 12/30/05	4,050,000	4,048
(b) Preferred Receivable Funding, 3.75%, 10/26/05	15,000,000	14,961
(b) Preferred Receivable Funding, 3.80%, 11/3/05	15,000,000	14,948

Total		58,872

National Commercial Banks (0.8%)
Citigroup Funding, Inc., 3.75%, 10/21/05	15,000,000	14,969
Wells Fargo Co., 6.875%, 4/1/06	3,600,000	3,641
Wells Fargo Co., 6.20%, 12/1/05 MTNG	4,100,000	4,111

Total		22,721

Personal Credit Institutions (1.1%)
(b) American Express Credit, 3.72%, 10/24/05	15,000,000	14,964
(b) Household Finance Corp., 6.50%, 1/24/06	7,108,000	7,157
(b) Rabobank Financial Corp., 3.87%, 10/3/05	10,480,000	10,478

Total		32,599

Pharmaceutical Preparations (0.2%)
(b) Pharmacia Corp, 5.75%, 12/1/05	4,480,000	4,492

Total		4,492

Security Brokers and Dealers (0.6%)
Goldman Sachs Group, Inc., 3.55%, 8/1/2006 MTNB	3,300,000	3,302
Morgan Stanley Dean Witter, 3.76%, 10/20/05	15,000,000	14,970

Total		18,272

Short Term Business Credit (2.1%)
(b) Cit Group Inc., 6.50%, 2/7/06	2,700,000	2,720
Citigroup Inc., 6.75%, 12/1/05	2,700,000	2,711
Goldman Sachs Group LP, 6.75%, 2/15/06 144A	5,400,000	5,447
Merrill Lynch & Co., 7.00%, 3/15/06	5,400,000	5,459
Merrill Lynch & Co., x.xx%, 3/17/06	3,240,000	3,240
Morgan Stanley, x.xx%, 3/27/06	3,600,000	3,605
Old Line Funding Corp., 3.75%, 10/25/05	12,267,000	12,236
Sheffield Receivables, 3.78%, 10/12/05	25,000,000	24,972

Total		60,390

Total Money Market Investments (Cost: $411,964)		411,843

Total Investments (102.5%) (Cost $2,342,608)(a)		2,987,644

Other Assets, Less Liabilities (-2.5%)		(72,479)

Total Net Assets (100.0%)		2,915,165

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities (in thousands) was $41,657, representing 1.43% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

(a)

At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $2,342,608 and the net unrealized appreciation of investments based on that cost was $645,036 which is comprised of $758,281 aggregate gross unrealized appreciation and $113,245 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at September 30, 2005, $229,988)	738	12/05	$(2,260)
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2005, $50,553)	458	12/05	$(209)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Bonds (93.5%)
Aerospace/Defense (1.1%)
L-3 Communications Corp., 6.125%, 7/15/13	765,000	761
L-3 Communications Corp., 6.375%, 10/15/15 144A	1,100,000	1,109
L-3 Communications Corp., 7.625%, 6/15/12	765,000	803

Total		2,673

Autos/Vehicle Parts (3.2%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	702,000	548
General Motors Acceptance Corp., 6.75%, 12/1/14	1,955,000	1,700
General Motors Acceptance Corp., 6.875%, 9/15/11	1,175,000	1,068
General Motors Acceptance Corp., 7.75%, 1/19/10	780,000	756
General Motors Acceptance Corp., 8.00%, 11/01/31	1,540,000	1,344
General Motors Corp., 8.375%, 7/15/33	325,000	254
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	960,000	946
Lear Corp., 8.11%, 5/15/09	585,000	582
Visteon Corp., 8.25%, 8/1/10	565,000	537

Total		7,735

Basic Materials (12.0%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,687,000	1,662
(d) Anchor Glass Container, 11.00%, 2/15/13	1,685,000	1,078
Appleton Papers, Inc., 9.75%, 6/15/14	727,000	698
Arch Western Finance LLC, 6.75%, 7/1/13	1,170,000	1,193
BCP Caylux Holding, 9.625%, 6/15/14	1,228,000	1,366
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A	562,000	570
Cascades, Inc., 7.25%, 2/15/13	1,638,000	1,593
Crompton Corp., 9.875%, 8/1/12	469,000	534
Domtar, Inc., 7.875%, 10/15/11	2,410,000	2,386
Equistar Chemicals LP, 8.75%, 2/15/09	2,265,000	2,356
Equistar Chemicals LP, 10.625%, 5/1/11	1,150,000	1,254
Georgia-Pacific Corp., 8.125%, 5/15/11	1,885,000	2,083
Graham Packaging Co., 9.875%, 10/15/14	1,476,000	1,417
Graphic Packaging International Corp., 9.50%, 8/15/13	1,196,000	1,124
Huntsman LLC, 11.50%, 7/15/12	745,000	851
Invista, 9.25%, 5/1/12 144A	2,000,000	2,175
(c)(f) JSG Holding PLC, 11.50%, 10/1/15 144A	506,684	538
Massey Energy Co., 6.625%, 11/15/10	1,130,000	1,153
Novelis, Inc., 7.25%, 2/15/15 144A	1,123,000	1,061
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,027
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,130,000	1,175
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,257,000	1,370

Total		28,664

Builders/Building Materials (3.4%)
Ames True Temper, Inc., 10.00%, 7/15/12	1,876,000	1,463
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	538
Beazer Homes USA, Inc., 6.875%, 7/15/15 144A	223,000	216
K. Hovnanian Enterprises, 7.75%, 5/15/13	780,000	795
Ply Gem Industries, Inc., 9.00%, 2/15/12	1,135,000	953
Standard Pacific Corp., 6.50%, 8/15/10	1,640,000	1,587
Technical Olympic USA, Inc., 7.50%, 3/15/11	1,125,000	1,055
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	776
William Lyon Homes, 7.50%, 2/15/14	345,000	321
William Lyon Homes, 7.625%, 12/15/12	525,000	497

Total		8,201

Capital Goods (4.7%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	915,000	997
Case New Holland, Inc., 9.25%, 8/1/11	2,431,000	2,571
Coleman Cable, Inc., 9.875%, 10/1/12	1,125,000	991
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	1,050,000	1,108
(e) Stanadyne Corp., 12.00%, 2/15/15	1,780,000	961
Sup Essx Com & Essx Group, 9.00%, 4/15/12	774,000	782
Trimas Corp., 9.875%, 6/15/12	975,000	800
United Rentals North America, Inc., 6.50%, 2/15/12	2,295,000	2,215
United Rentals North America, Inc., 7.00%, 2/15/14	919,000	852

Total		11,277

Consumer Products/Retailing (9.3%)
ALH Finance LLC, 8.50%, 1/15/13	747,000	706
Delhaize America, Inc., 8.125%, 4/15/11	2,640,000	2,862
General Nutrition Centers, Inc., 8.50%, 12/1/10	1,500,000	1,279
General Nutrition Centers, Inc., 8.625%, 1/15/11	748,000	718
GSC Holdings Corp., 8.00%, 10/1/12 144A	1,505,000	1,497
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	1,419,000	1,412
Jostens IH Corp., 7.625%, 10/1/12	844,000	852
Neiman Marcus Group, Inc., 9.00%, 10/15/15 144A	1,074,000	1,272
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,761
Phillips Van Heusen Corp., 7.25%, 2/15/11	1,500,000	1,508
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	210
Rent-A-Center, 7.50%, 5/1/10	2,673,000	2,543
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,535
Samsonite Corp., 8.875%, 6/1/11	1,431,000	1,520
(e) Simmons Co., 10.00%, 12/15/14 144A	2,195,000	1,163
Stater Brothers Holdings, 8.125%, 6/15/12	755,000	746
Warnaco, Inc., 8.875%, 6/15/13	755,000	815

Total		22,399

Energy (6.3%)
AmeriGas Partners LP, 7.25%, 5/20/15 144A	1,880,000	1,965
Chesapeake Energy Corp., 6.375%, 6/15/15	938,000	943
Chesapeake Energy Corp., 6.625%, 1/15/06	1,410,000	1,428
El Paso CGP Co., 6.375%, 2/1/09	1,175,000	1,146
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,388
Kerr-McGee Corp., 6.875%, 9/15/11	1,885,000	2,014
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,127
Whiting Petroleum Corp., 7.25%, 5/1/13	1,254,000	1,276
Williams Companies, Inc., 6.375%, 10/1/10 144A	3,915,000	3,885

Total		15,172

Financials (4.3%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	925,000	1,011
Dollar Financial Group, 9.75%, 11/15/11	1,125,000	1,170
E*Trade Financial Corp., 7.375%, 9/15/13 144A	780,000	788
Fairfax Financial Holdings, 7.75%, 4/26/12	1,877,000	1,802
LaBranche & Co., Inc., 9.50%, 5/15/09	1,130,000	1,198
LaBranche & Co., Inc., 11.00%, 5/15/12	936,000	1,034
Refco Finance Holdings, 9.00%, 8/1/12	1,463,000	1,591
Thornburg Mortgage, Inc., 8.00%, 5/15/13	1,890,000	1,870

Total		10,464

Foods (3.7%)
B&G Foods, Inc., 8.00%, 10/1/11	939,000	951
Gold Kist, Inc., 10.25%, 3/15/14	604,000	683
Land O Lakes, Inc., 9.00%, 12/15/10	643,000	709
The Restaurant Co., 10.00%, 10/1/13 144A	1,955,000	1,877
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	1,915,000	1,909
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	765,000	784
Smithfield Foods, Inc., 7.00%, 8/1/11	755,000	770
Smithfield Foods, Inc., 7.75%, 5/15/13	1,130,000	1,187

Total		8,870

Gaming/Leisure/Lodging (9.5%)
Boyd Gaming Corp., 7.75%, 12/15/12	1,130,000	1,188
Corrections Corp. of America, 6.25%, 3/15/13	2,178,000	2,157
(c) Eldorado Casino Shreveport/Shreveport Capital Corp., 10.00%, 8/1/12	473,049	445
Host Marriot LP, 7.125%, 11/1/13	2,640,000	2,697
LCE Acquisition Corp., 9.00%, 8/1/14	2,004,000	1,949
Majestic Star Casino LLC, 9.50%, 10/15/10	266,000	263
MGM Mirage, Inc., 6.375%, 12/15/11	1,135,000	1,126
MGM Mirage, Inc., 6.75%, 9/1/12	755,000	767
MGM Mirage, Inc., 8.375%, 2/1/11	1,885,000	2,026
MGM Mirage, Inc., 8.50%, 9/15/10	940,000	1,022
Penn National Gaming, Inc., 6.75%, 3/1/15	1,495,000	1,465
Station Casinos, Inc., 6.875%, 3/1/16	755,000	765
Station Casinos, Inc., 6.875%, 3/1/16 144A	195,000	198
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	780,000	753
Universal City Development Corp., 11.75%, 4/1/10	907,000	1,025
Universal City Florida, 8.375%, 5/1/10	1,705,000	1,769
Wheeling Island Gaming, 10.125%, 12/15/09	1,125,000	1,181
Wynn Las Vegas LLC, 6.625%, 12/1/14	1,915,000	1,831

Total		22,627

Health Care/Pharmaceuticals (4.9%)
Alliance Imaging, 7.25%, 12/15/12	625,000	572
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	1,026,000	1,029
HCA, Inc., 6.95%, 5/1/12	1,885,000	1,938
Iasis Healthcare Corp., 8.75%, 6/15/14	1,547,000	1,605
Omega Healthcare Investors, 7.00%, 4/1/14	750,000	758
Tenet Healthcare Corp., 6.375%, 12/1/11	1,170,000	1,091
Tenet Healthcare Corp., 9.875%, 7/1/14	1,124,000	1,175
Triad Hospitals, Inc., 7.00%, 5/15/12	1,175,000	1,207
US Oncology, Inc., 9.00%, 8/15/12	940,000	1,015
Ventas Realty LP, 6.75%, 6/1/10 144A	605,000	614
Ventas Realty LP, 9.00%, 5/1/12	750,000	851

Total		11,855

Media (8.4%)
Cablevision Systems Corp., 8.00%, 4/15/12	940,000	912
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	1,170,000	1,176
Clear Channel Communications, Inc., 5.50%, 12/15/16	1,175,000	1,114
CSC Holdings, Inc., 7.00%, 4/15/12 144A	935,000	884
CSC Holdings, Inc., 7.625%, 4/1/11	1,705,000	1,675
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	786
The DIRECTV Group, Inc., 6.375%, 6/15/15 144A	2,245,000	2,227
Echostar DBS Corp., 6.375%, 10/1/11	1,885,000	1,868
Echostar DBS Corp., 6.625%, 10/1/14	1,450,000	1,436
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	934,000	940
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	535,000	591
Lamar Media Corp., 6.625%, 8/15/15 144A	1,305,000	1,328
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	785,000	758
Primedia, Inc., 8.00%, 5/15/13	780,000	786

Rogers Cable, Inc., 6.25%, 6/15/13	776,000	755
Rogers Cable, Inc., 6.75%, 3/15/15	1,127,000	1,130
Rogers Cable, Inc., 7.875%, 5/1/12	755,000	802
Sinclair Broadcast Group, 8.00%, 3/15/12	755,000	773
Videotron Ltee, 6.375%, 12/15/15 144A	340,000	337

Total		20,278

Real Estate (1.1%)
American Real Estate Partners LP, 7.125%, 2/15/13 144A	390,000	390
Trustreet Properties, Inc., 7.50%, 4/1/15	2,180,000	2,229

Total		2,619

Services (2.6%)
Allied Waste North America, 6.375%, 4/15/11	1,150,000	1,101
Allied Waste North America, 7.25%, 3/15/15 144A	2,621,000	2,582
Hertz Corp., 7.40%, 3/1/11	1,305,000	1,265
Hertz Corp., 7.625%, 6/1/12	650,000	624
Knowledge Learning Center, 7.75%, 2/1/15 144A	745,000	730

Total		6,302

Structured Product (3.9%)
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	9,475,000	9,315

Total		9,315

Technology (2.8%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,153
Stats Chippac, Inc., 6.75%, 11/15/11	1,062,000	1,030
Sungard Data Systems, Inc., 4.875%, 1/15/14	490,000	430
Sungard Data Systems, Inc., 9.125%, 8/15/13 144A	485,000	503
Unisys Corp., 6.875%, 3/15/10	1,883,000	1,816
Unisys Corp., 8.00%, 10/15/12	975,000	958
Xerox Corp., 7.20%, 4/1/16	751,000	819

Total		6,709

Telecommunications (5.0%)
Citizens Communications, 9.00%, 8/15/31	939,000	952
Citizens Communications, 9.25%, 5/15/11	980,000	1,076
GCI, Inc., 7.25%, 2/15/14	745,000	721
MCI, Inc., 8.735%, 5/1/14	1,410,000	1,572
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	356
Qwest Corp., 7.625%, 6/15/15 144A	1,008,000	1,029
Qwest Corp., 7.875%, 9/1/11	3,487,000	3,634
Rogers Wireless, Inc., 6.375%, 3/1/14	938,000	943
Rogers Wireless, Inc., 7.25%, 12/15/12	501,000	530
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,289

Total		12,102

Transportation-Rail & Other (3.4%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	1,223,000	1,321
Grupo Transportacion Ferroviaria Mexicana, SA de C V (TFM), 12.50%, 6/15/12	750,000	870
OMI Corp., 7.625%, 12/1/13	1,320,000	1,366
Progress Rail, 7.75%, 4/1/12 144A	935,000	953
Ship Finance International, Ltd., 8.50%, 12/15/13	1,130,000	1,100
Stena AB, 7.50%, 11/1/13	1,515,000	1,474
Stena AB, 9.625%, 12/1/12	1,075,000	1,166

Total		8,250

Utilities (3.9%)
Aquila, Inc., 9.95%, 2/1/11	1,125,000	1,263
Midwest Generation LLC, 8.75%, 5/1/34	935,000	1,041
NRG Energy, Inc., 8.00%, 12/15/13	582,000	620
Reliant Energy, Inc., 6.75%, 12/15/14	1,223,000	1,202
Sierra Pacific Resources, 8.625%, 3/15/14	1,125,000	1,240
Teco Energy, Inc., 6.75%, 5/1/15 144A	565,000	592
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	1,035,000	1,048
TXU Corp., 5.55%, 11/15/14	1,565,000	1,485
Utilicorp Canada Finance, 7.75%, 6/15/11	940,000	989

Total		9,480

Total Bonds (Cost: $227,106)		224,992

Preferred Stocks (0.0%)
Media (0.0%)
PTV, Inc.	23	0

Total Preferred Stocks (Cost: $0)		0

Common Stocks and Warrants (0.4%)
Foods (0.4%)
B&G Foods, Inc. - EIS	56,523	715

Total		715

Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.	4,168	55

Total		55

Media (0.0%)
NTL, Inc.	12	0

Total		0

Telecommunications (0.0%)
American Tower Corp. - Warrants	2,900	102
IWO Holdings, Inc. 144A	1,150	0

Total		102

Transportation-Rail & Other (0.0%)
RailAmerica Transportation Corp.	1,400	83

Total		83

Total Common Stocks and Warrants (Cost: $1,191)		955

Money Market Investments (5.1%)
Personal Credit Institutions (1.8%)
(b) Rabobank Financial Corp., 3.87%, 10/3/05	4,300,000	4,299

Total		4,299

Security Brokers and Dealers (3.3%)
Morgan Stanley, 3.81%, 10/7/05	8,000,000	7,995

Total		7,995

Total Money Market Investments (Cost: $12,294)		12,294

Total Investments (99.0%) (Cost $240,591)(a)		238,241

Other Assets, Less Liabilities (1.0%)		2,384

Total Net Assets (100.0%)		240,625

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities (in thousands) was $51,061, representing 21.22% of the net assets.

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $240,591 and the net unrealized depreciation of investments based on that cost was $2,350 which is comprised of $3,590 aggregate gross unrealized appreciation and $5,940 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Revenue Bonds (0.4%)
Municipal Bonds - Revenue (0.4%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	6,500,000	3,168

Total Revenue Bonds (Cost: $2,929)		3,168

Corporate Bonds (31.0%)
Aerospace/Defense (2.0%)
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,075
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,516
L-3 Communications Corp., 5.875%, 1/15/15	1,550,000	1,500
L-3 Communications Corp., 6.375%, 10/15/15 144A	920,000	927
Lockheed Martin Corp., 8.50%, 12/1/29	1,515,000	2,090
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,787

Total		14,895

Auto Manufacturing (0.5%)
General Motors Acceptance Corp., 5.625%, 5/15/09	2,450,000	2,246
General Motors Acceptance Corp., 6.75%, 12/1/14	2,020,000	1,757

Total		4,003

Banking (4.9%)
Bank of America Corp., 7.40%, 1/15/11	4,233,000	4,727
Bank One Corp., 5.25%, 1/30/13	4,000,000	4,033
BB&T Corp., 4.90%, 6/30/17	1,810,000	1,771
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	1,835,000	1,766
Citigroup, Inc., 4.625%, 8/3/10	3,450,000	3,428
Compass Bank, 5.50%, 4/1/20	1,750,000	1,762
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,450
PNC Bank NA, 5.25%, 1/15/17	1,160,000	1,165
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	805,000	807
Resona Bank, Ltd., 5.85%, 1/15/25 144A	595,000	587
U.S. Bancorp, 4.50%, 7/29/10	1,685,000	1,668
U.S. Central Credit Union, 2.75%, 5/30/08	2,600,000	2,487
UnionBanCal Corp., 5.25%, 12/16/13	500,000	503
US Bank NA, 4.95%, 10/30/14	1,360,000	1,361
Wachovia Bank NA, 4.80%, 11/1/14	2,845,000	2,793
Washington Mutual, Inc., 5.00%, 3/22/12	1,535,000	1,527
World Savings Bank FSB, 4.125%, 12/15/09	4,000,000	3,912

Total		36,747

Beverage/Bottling (2.1%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,200,000	4,352
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	436
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	5,000,000	5,056
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	1,500,000	1,512
Diageo PLC, 4.375%, 5/3/10	2,780,000	2,735
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,690

Total		15,781

Cable/Media/Broadcasting/Satellite (1.8%)
Clear Channel Communications, Inc., 5.50%, 12/15/16	805,000	763
Comcast Corp., 5.30%, 1/15/14	4,000,000	3,989
CSC Holdings, Inc., 7.25%, 7/15/08	1,555,000	1,561
Rogers Cable, Inc., 6.25%, 6/15/13	1,550,000	1,507
Time Warner Entertainment Co., LP, 7.25%, 9/1/08	3,110,000	3,304
Time Warner Entertainment Co., LP, 8.375%, 7/15/33	830,000	1,039
Time Warner Entertainment Co., LP, 8.875%, 10/1/12	1,500,000	1,794

Total		13,957

Conglomerate/Diversified Manufacturing (0.2%)
Textron Financial Corp., 2.75%, 6/1/06	1,300,000	1,287

Total		1,287

Consumer Products (0.6%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,721
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,139

Total		4,860

Electric Utilities (4.4%)
Arizona Public Services, 5.50%, 9/1/35	450,000	439
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,664
DTE Energy Co., 7.05%, 6/1/11	4,400,000	4,795
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,150,000	1,143
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	642
FPL Group Capital, Inc., 4.086%, 2/16/07	1,870,000	1,858
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,538
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	858,461	833
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	2,525,000	2,506
Oncor Electric Delivery, 6.375%, 1/15/15	810,000	874
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,092
PPL Electric Utilities Corp., 4.30%, 6/1/13	4,900,000	4,660
Progress Energy, Inc., 4.50%, 6/1/10	2,115,000	2,085
Progress Energy, Inc., 6.85%, 4/15/12	965,000	1,045
Public Service Electric & Gas Corp., 5.00%, 1/1/13	1,000,000	1,007
Puget Energy, Inc., 3.363%, 6/1/08	1,380,000	1,330
Virginia Electric & Power Co., 5.25%, 12/15/15	2,275,000	2,279

Total		33,790

Food Processors (1.1%)
Bunge Ltd. Finance Corp., 5.10%, 7/15/15 144A	1,655,000	1,625
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,911
Kraft Foods, Inc., 6.25%, 6/1/12	2,955,000	3,155

Total		8,691

Gas Pipelines (0.9%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,345,000	2,311
Enterprise Products Operating LP, 4.95%, 6/1/10	4,720,000	4,639

Total		6,950

Health Care (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,366

Total		2,366

Independent Finance (1.3%)
Household Finance Corp., 4.125%, 11/16/09	2,330,000	2,269
International Lease Finance Corp., 4.75%, 1/13/12	3,010,000	2,954
iStar Financial, Inc., 5.15%, 3/1/12	4,595,000	4,489

Total		9,712

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	822

Total		822

Oil and Gas (1.6%)
Conoco Funding Co., 6.35%, 10/15/11	3,330,000	3,612
Kerr-McGee Corp., 6.95%, 7/1/24	720,000	746
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,474
Occidental Petroleum, 8.45%, 2/15/29	1,430,000	1,998
Occidental Petroleum, 10.125%, 9/15/09	1,000,000	1,201
Pioneer Natural Resource Co., 5.875%, 7/15/16	1,655,000	1,628
XTO Energy, Inc., 5.00%, 1/31/15	1,670,000	1,637

Total		12,296

Other Finance (0.4%)
SLM Corp., 4.50%, 7/26/10	3,020,000	2,977

Total		2,977

Paper and Forest Products (0.1%)
Georgia-Pacific Corp., 7.70%, 6/15/15	620,000	684

Total		684

Pharmaceuticals (0.2%)
Pfizer, Inc., 5.625%, 2/1/06	1,875,000	1,884

Total		1,884

Property and Casualty Insurance (0.6%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	3,213
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,469

Total		4,682

Railroads (1.2%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,128
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,916
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,274

Total		9,318

Real Estate Investment Trusts (0.6%)
Camden Property Trust, 5.00%, 6/15/15	2,075,000	2,006

ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,334
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,276

Total		4,616

Retail Stores (1.7%)
Federated Department Stores, 6.30%, 4/1/09	3,790,000	3,951
Home Depot, Inc., 4.625%, 8/15/10	450,000	450
J.C. Penney Co., Inc., 6.875%, 10/15/15	1,935,000	2,078
Target Corp., 5.40%, 10/1/08	4,555,000	4,662
Wal-Mart Stores, Inc., 4.75%, 8/15/10	1,970,000	1,971

Total		13,112

Security Brokers and Dealers (1.0%)
Credit Suisse First Boston USA, Inc., 5.125%, 8/15/15	990,000	986
Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,420,000	2,423
Lehman Brothers Holdings, 4.80%, 3/13/14	990,000	973
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	990,000	985
Morgan Stanley, 5.30%, 3/1/13	2,040,000	2,060

Total		7,427

Telecommunications (2.7%)
ALLTELL Corp., 4.656%, 5/17/07	1,190,000	1,189
BellSouth Corp., 5.20%, 9/15/14	1,250,000	1,255
BellSouth Corp., 6.55%, 6/15/34	1,565,000	1,682
Cingular Wireless LLC, 6.50%, 12/15/11	1,500,000	1,625
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,773
France Telecom SA, 8.00% 3/1/11	3,105,000	3,526
Sprint Capital Corp., 8.375%, 3/15/12	3,330,000	3,919
Telecom Italia Capital SA, 4.875%, 10/1/10	1,035,000	1,025
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	630,000	617
Telecom Italia Capital SA., 4.00%, 1/15/10 144A	2,070,000	1,988
Verizon Global Funding Corp., 4.375%, 6/1/13	1,000,000	956
Verizon Global Funding Corp., 5.85%, 9/15/35	940,000	924

Total		20,479

Tobacco (0.2%)
Altria Group, Inc., 7.75%, 1/15/27	985,000	1,149

Total		1,149

Yankee Sovereign (0.5%)
State of Israel, 7.25%, 12/15/28	3,465,000	4,018

Total		4,018

Total Corporate Bonds (Cost: $238,439)		236,503

Governments (25.1%)
Governments (25.1%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	2,042
(e) BECCS, 14.00%, 11/15/11	5,600,000	5,338
Federal Home Loan Bank, 5.54%, 1/8/09	3,700,000	3,825
Federal Home Loan Bank, 6.00%, 5/13/13	2,445,000	2,406
Federal Home Loan Bank, 6.00%, 7/17/18	2,365,000	2,289
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,291
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,270

Overseas Private Investment, 4.10%, 11/15/14	2,732,400	2,659
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,779
US Treasury, 3.75%, 3/31/07	56,709,000	56,345
(g) US Treasury, 3.875%, 9/15/10	23,213,000	22,885
US Treasury, 4.00%, 2/15/15	4,805,000	4,677
(g) US Treasury, 4.125%, 5/15/15	20,784,000	20,426
US Treasury, 4.25%, 8/15/15	3,175,000	3,155
US Treasury, 5.00%, 2/15/11	5,815,000	6,029
(g) US Treasury, 5.375%, 2/15/31	44,060,000	49,361

Total Governments (Cost: $193,190)		191,777

Structured Products (40.4%)
Structured Products (40.4%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.62%, 2/14/43 IO	10,052,815	512
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	10,043,000	10,002
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	10,423,000	10,375
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	2,000,000	2,072
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A	1,885,658	1,882
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	4,000,000	4,299
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	99,413,335	2,334
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	63,564,999	853
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	18,024,955	766
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,638,863	2,586
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	13,445,202	12,793
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,732,389	3,724
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	678,709	677
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,411,654	2,406
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,290,862	1,310
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	3,614,618	3,667
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	649,491	659
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	4,500,125	4,567
Federal Home Loan Mortgage Corp., 5.50%, 1/1/35	22,980,015	22,994
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	8,777,527	8,781
Federal Home Loan Mortgage Corp., 6.00%, 6/1/35	1,016,983	1,035
Federal Home Loan Mortgage Corp., 6.00%, 7/1/35	1,119,728	1,139
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	1,882,268	1,936
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/20	3,188,000	3,179
Federal Home Loan Mortgage Corp. TBA, 5.00%, 10/1/35	7,858,000	7,689
Federal Home Loan Mortgage Corp. TBA, 6.00%, 10/1/35	4,554,000	4,632
Federal National Mortgage Association, 4.00%, 6/1/19	1,396,900	1,345
Federal National Mortgage Association, 4.50%, 6/1/19	8,173,349	8,009
Federal National Mortgage Association, 4.50%, 8/1/19	1,442,023	1,413
Federal National Mortgage Association, 4.50%, 12/1/19	864,510	847
Federal National Mortgage Association, 4.50%, 8/1/20	2,469,873	2,419
Federal National Mortgage Association, 5.00%, 3/1/20	2,805,962	2,799
Federal National Mortgage Association, 5.00%, 4/1/20	1,108,163	1,106
Federal National Mortgage Association, 5.00%, 5/1/20	2,046,213	2,042
Federal National Mortgage Association, 5.00%, 7/1/20	2,736,967	2,731
Federal National Mortgage Association, 5.00%, 4/1/35	2,991,296	2,929
Federal National Mortgage Association, 5.00%, 7/1/35	4,587,152	4,491
Federal National Mortgage Association, 5.00%, 8/1/35	27,311,630	26,743
Federal National Mortgage Association, 5.00%, 9/1/35	9,215,700	9,023
Federal National Mortgage Association, 5.00%, 10/1/35	3,028,000	2,965
Federal National Mortgage Association, 5.50%, 9/1/34	9,284,669	9,285
Federal National Mortgage Association, 5.50%, 3/1/35	6,427,030	6,426
Federal National Mortgage Association, 5.50%, 5/1/35	3,121,645	3,121
Federal National Mortgage Association, 5.50%, 7/1/35	1,483,805	1,484
Federal National Mortgage Association, 5.50%, 8/1/35	3,579,000	3,579
Federal National Mortgage Association, 5.50%, 9/1/35	6,918,000	6,918
Federal National Mortgage Association, 6.00%, 5/1/35	4,410,759	4,485
Federal National Mortgage Association, 6.00%, 6/1/35	14,644,235	14,896
Federal National Mortgage Association, 6.00%, 7/1/35	8,326,419	8,467
Federal National Mortgage Association, 6.00%, 8/1/35	694,475	706
Federal National Mortgage Association, 6.75%, 4/25/18	1,683,734	1,736
Federal National Mortgage Association, 6.75%, 12/25/23	129,558	129
Federal National Mortgage Association TBA, 4.50%, 10/1/20	6,778,000	6,636
Government National Mortgage Association, 5.50%, 10/15/31	78,469	79

Government National Mortgage Association, 5.50%, 11/15/31	18,915	19
Government National Mortgage Association, 5.50%, 12/15/31	313,168	317
Government National Mortgage Association, 5.50%, 1/15/32	605,482	611
Government National Mortgage Association, 5.50%, 2/15/32	243,538	246
Government National Mortgage Association, 5.50%, 3/15/32	322,244	326
Government National Mortgage Association, 5.50%, 4/15/32	23,103	23
Government National Mortgage Association, 5.50%, 7/15/32	36,619	37
Government National Mortgage Association, 5.50%, 9/15/32	6,129,393	6,194
GS Auto Loan Trust, Series 2005-1, Class A3, 4.45%, 5/17/10	8,712,000	8,690
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	10,062,000	10,010
Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 6/16/08	7,027,000	6,996
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	5,006,000	4,987
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	527,606	554
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	4,008,073	71
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	180
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	172,859	173
WFS Financial Owner Trust, Series 2005-3, Class A3A, 4.25%, 6/17/10	9,466,000	9,408
World Omni Auto Receivables Trust, Series 2005-B, Class A3, 4.40%, 5/20/09	4,650,000	4,640

Total Structured Products (Cost: $311,362)		307,160

Money Market Investment (13.6%)
Agricultural Services (0.7%)
(b) Cargill, Inc., 3.74%, 10/19/05	5,000,000	4,991

Total		4,991

Autos (1.3%)
(b) Fcar Owner Trust I, 3.76%, 10/26/05	5,000,000	4,987
(b) New Center Asset Trust, 3.71%, 10/4/05	5,000,000	4,998

Total		9,985

Federal Government & Agencies (2.8%)
(b) Federal Home Loan Bank Discount Corp., 3.61%, 10/13/05	20,000,000	19,976
(b) Federal National Mortgage Association, 3.62%, 12/28/05	1,800,000	1,784

Total		21,760

Finance Lessors (1.9%)
(b) Ranger Funding Co. LLC, 3.77%, 10/25/05	5,000,000	4,987
(b) Thunder Bay Funding, Inc., 3.75%, 10/18/05	5,000,000	4,991
(b) Windmill Funding Corp., 3.60%, 10/3/05	5,000,000	5,000

Total		14,978

Finance Services (1.3%)
American General Financial Corp., 3.77%, 10/14/05	5,000,000	4,993
Preferred Receivable Funding, 3.80%, 11/3/05	5,000,000	4,983

Total		9,976

Miscellaneous Business Credit Institutions (0.7%)
General Electric Capital, 3.74%, 10/17/05	5,000,000	4,992

Total		4,992

National Commercial Banks (1.2%)
Citigroup Funding, Inc., 3.75%, 10/21/05	5,000,000	4,990
UBS Finance Delaware LLC, 3.86%, 10/3/05	4,400,000	4,399

Total		9,389

Personal Credit Institutions (1.6%)
American Express Credit, 3.72%, 10/24/05	5,000,000	4,988
HSBC Finance Corp., 3.75%, 10/11/05	5,000,000	4,995
Rabobank Financial Corp., 3.87%, 10/3/05	2,920,000	2,919

Total		12,902

Phone Communications Except Radiophone (0.7%)
Verizon Global Funding, 3.61%, 10/4/05	5,000,000	4,998

Total		4,998

Security Brokers and Dealers (0.7%)
Morgan Stanley Dean Witter, 3.81%, 11/2/05	5,000,000	4,983

Total		4,983

Short Term Business Credit (0.7%)
Old Line Funding Corp., 3.80%, 11/7/05	5,000,000	4,980

Total		4,980

Total Money Market Investment (Cost: $103,934)		103,934

Total Investments (110.5%) (Cost $849,854)(a)		842,542

Other Assets, Less Liabilities (-10.5%)		(79,929)

Total Net Assets (100.0%)		762,613

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities (in thousands) was $22,155, representing 2.91% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

(a)	At September 30, 2005 the aggregate cost of securities for federal tax purposes (in thousands) was $849,854 and the net unrealized depreciation of investments based on that cost was $7,312 which is comprised of $3,534 aggregate gross unrealized appreciation and $10,846 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short) (Total Notional Value at September 30, 2005, $17,628)	160	12/05	$(41)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

September 30, 2005 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Money Market Investments (99.9%)
Autos (13.5%)
Daimler Chrysler Auto, 3.63%, 10/4/05	7,500,000	7,498
Daimler Chrysler Auto, 3.75%, 10/6/05	8,000,000	7,996
Fcar Owner Trust I, 3.59%, 10/4/05	8,000,000	7,998
Fcar Owner Trust I, 3.76%, 10/26/05	8,000,000	7,979
New Center Asset Trust, 3.59%, 10/13/05	8,000,000	7,990
New Center Asset Trust, 3.64%, 10/5/05	7,500,000	7,497

Total		46,958

Finance Lessors (13.5%)
Ranger Funding Co. LLC, 3.68%, 10/13/05	8,000,000	7,990
Ranger Funding Co. LLC, 3.75%, 10/20/05	8,000,000	7,984
Thunder Bay Funding, Inc., 3.61%, 10/3/05	6,000,000	5,999
Thunder Bay Funding, Inc., 3.65%, 10/11/05	5,500,000	5,494
Thunder Bay Funding, Inc., 3.73%, 10/17/05	4,000,000	3,993
Windmill Funding Corp., 3.61%, 10/12/05	8,000,000	7,992
Windmill Funding Corp., 3.70%, 10/25/05	7,500,000	7,482

Total		46,934

Finance Services (14.2%)
American General Financial Corp., 3.67%, 10/17/05	5,000,000	4,992
American General Financial Corp., 3.78%, 10/14/05	5,000,000	4,993
American General Financial Corp., 3.81%, 10/19/05	5,000,000	4,990
Ciesco LP, 3.60%, 10/7/05	8,000,000	7,995
Ciesco LP, 3.60%, 10/12/05	7,500,000	7,492
HBOS Treasury Services, 2.95%, 12/30/05	3,450,000	3,448
Preferred Receivable Funding, 3.67%, 10/25/05	7,500,000	7,482
Preferred Receivable Funding, 3.77%, 10/27/05	8,000,000	7,978

Total		49,370

Miscellaneous Business Credit Institutions (4.6%)
General Electric, 3.80%, 7/9/07	5,000,000	5,000
General Electric Capital, 3.74%, 10/17/05	6,900,000	6,888
General Electric Capital, 3.79%, 11/2/05	4,000,000	3,987

Total		15,875

National Commercial Banks (8.4%)
Citigroup Funding, Inc., 3.80%, 10/12/05	4,000,000	3,995
Citigroup Inc., 6.75%, 12/1/05	2,300,000	2,314
UBS Finance Delaware LLC, 3.72%, 10/6/05	8,000,000	7,996
UBS Finance Delaware LLC, 3.76%, 10/3/05	8,000,000	7,998
Wells Fargo Co., 6.20%, 12/1/05	3,500,000	3,520
Wells Fargo Co., 6.875%, 4/1/06	3,400,000	3,450

Total		29,273

Newspapers (4.6%)
Gannet Company Inc., 3.73%, 10/12/05	8,000,000	7,991
Gannet Company Inc., 3.73%, 10/13/05	8,000,000	7,990

Total		15,981

Personal Credit Institutions (12.2%)
American Express Credit, 3.59%, 10/5/05	8,000,000	7,996
American Express Credit, 3.73%, 10/11/05	8,000,000	7,992
Household Finance Corp., 6.50%, 1/24/06	6,050,000	6,113
HSBC Finance Corp., 3.75%, 10/11/05	6,000,000	5,994
Rabobank Financial Corp., 3.73%, 10/6/05	8,000,000	7,996
Rabobank Financial Corp., 3.88%, 10/3/05	6,270,000	6,269

Total		42,360

Pharmaceutical Preparations (1.1%)
Pharmacia Corp., 5.75%, 12/1/05	3,820,000	3,837

Total		3,837

Phone Communications Except Radiophone (2.0%)
Verizon Global Funding, 3.61%, 10/4/05	7,000,000	6,998

Total		6,998

Security Brokers and Dealers (13.6%)
Bear Stearns Co. , Inc., 3.59%, 10/3/05	8,000,000	7,999
Bear Stearns Co. , Inc., 3.79%, 11/21/05	8,000,000	7,957
Goldman Sachs Group LP, 6.75%, 2/15/06 144A	4,600,000	4,659
Goldman Sachs Group, Inc., 3.55%, 8/1/06	3,400,000	3,402
Merrill Lynch & Co, 3.935%, 3/17/06	2,760,000	2,761
Merrill Lynch & Co, 7.00%, 3/15/06	5,100,000	5,174
Morgan Stanley, 4.25%, 3/27/06	3,400,000	3,405
Morgan Stanley Dean Witter, 3.75%, 10/7/05	8,000,000	7,995
Morgan Stanley Dean Witter, 3.81%, 11/2/05	4,000,000	3,986

Total		47,338

Short Term Business Credit (9.9%)
Cit Group Inc., 6.50%, 2/7/06	2,300,000	2,325
Old Line Funding Corp., 3.61%, 10/5/05	8,000,000	7,998
Old Line Funding Corp., 3.78%, 11/2/05	8,000,000	7,973
Sheffield Receivables, 3.71%, 10/14/05	8,000,000	7,989
Sheffield Receivables, 3.76%, 10/21/05	8,000,000	7,983

Total		34,268

Utilities (2.3%)
National Rural Utility, 3.74%, 10/24/05	8,000,000	7,981

Total		7,981

Total Money Market Investments (Cost: $347,173)		347,173

Total Investments (99.9%) (Cost $347,173)(a)		347,173

Other Assets, Less Liabilities (0.1%)	501

Total Net Assets (100.0%)	347,674

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 the value of these securities (in thousands) was $4,659, representing 1.34% of the net assets.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 7, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 7, 2005

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President, Chief Financial Officer and Treasurer

Date: November 7, 2005